================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-07917
                                    ---------

                       Wilshire Variable Insurance Trust
                       ---------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401
              ----------------------------------------------------
                    (Address of principal executive offices)

                         Lawrence E. Davanzo, President
              1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401
              ----------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-451-3051

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

================================================================================

ITEM 1.  REPORT TO STOCKHOLDERS.
         Attached hereto is the annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

Table of Contents


             Letter from the President ..................................  3

             Investment adviser letter ..................................  4

             Fund performance graphs ....................................  7

             Fund expense example ....................................... 11

             Portfolio holdings presented by sector ..................... 13

             Financial statements ....................................... 15










     THIS REPORT MUST BE
     PRECEDED OR ACCOMPANIED
     BY A CURRENT PROSPECTUS.

[LOGO]

WILSHIRE


DEAR SHAREHOLDERS:

We are pleased to present this annual report to all shareholders of the Wilshire Variable Insurance Trust (the "Funds"). This report covers the period from January 1, 2004, to December 31, 2004 (the "Period"), for the Balanced, Equity, Income, International Equity, Short-Term Investment, Socially Responsible, and Small Cap Growth Funds.

This past year, Wilshire assumed oversight and administration of the funds in addition to our investment advisory functions. We are excited about adding the funds to the Wilshire family of investment options and look forward to serving our shareholders.

Equity markets were held back over the first three quarters of 2004 due in part to ambiguous economic data, stubbornly high energy prices, a weakening dollar in combination with burgeoning budget and trade deficits, and continuing terrorist activity. However, investors renewed their interest in the stock markets in the last months of the 4th quarter, resulting in solid gains for the year. In addition to the conclusion of the election, domestic equity markets were supported by falling energy prices, positive economic data, and a reemergence of merger and acquisition activity.

The most recent GDP results show signs of a strengthening domestic economy. The Federal Reserve continued its move toward neutral monetary policy, increasing the benchmark federal funds rate five times over the year. While inflation has come into the picture again, core CPI -- which excludes volatile food and energy prices -- advanced a tepid 2.2% over the trailing twelve-month period ending November 2004.

For the second consecutive year, small cap stocks outperformed their larger counterparts while value stocks beat growth stocks. Energy stocks in particular drove market returns. The technology sector lagged the market after leading the way last year.

For the year, the Dow Jones Wilshire 5000 Index rose approximately 12.5%. Other broad market indices rose in concert with the index, and international markets were higher as well. The strong performance of 2004 was a welcome reward to long-term investors who suffered through the losses of prior years.

This year, we took several steps to strengthen the portfolio management team of the funds. We engaged The Boston Company Asset Management and New Star Institutional Managers to better serve our shareholders. We are excited about the opportunities that lay ahead with these talented teams.

We are encouraged by the gains posted by all of our funds during the past year, and we thank our loyal shareholders for their business and their ongoing support. Thank you for your continued confidence in Wilshire Associates.

Sincerely yours,

Wilshire Associates Incorporated




                           1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085

[LOGO]

WILSHIRE               1299 OCEAN AVENUE, SUITE 700  SANTA MONICA, CA 90401-1085
                       TEL 310.451.3051    FAX 310.458.0520   WWW.WILSHIRE.COM


TO THE SHAREHOLDERS OF THE WILSHIRE VARIABLE INSURANCE TRUST:

A disciplined approach to investing is the hallmark of the Wilshire Associates' management of the Wilshire Variable Insurance Trust. We work to provide our valued shareholders with investment vehicles they can rely on to allow an opportunity to generate long-term returns appropriate for retirement investing.

In our management of the trust, Wilshire constantly monitors each of the funds to ensure the most skilled sub-advisers are working to add value for shareholders. We strive to help provide you with excellent investment options and appreciate your continued confidence in our work as you plan for retirement.

DISCUSSION OF THE CAPITAL MARKETS IN 2004

The equity markets enjoyed a late-year rally, as President Bush's reelection removed a major source of uncertainty that had plagued the markets. The markets were also propelled by stronger-than-expected corporate profits and a hospitable interest-rate environment. With interest rates rising less than anticipated, bonds delivered moderate gains. International equity markets excelled, hoisted by a weakening dollar.

In the domestic stock market, small cap stocks outperformed large cap stocks, and value stocks exceeded the returns of their growth peers. Energy stocks were among the market's strongest gainers, boosted by rising oil prices.

Fixed income markets managed respectable returns in the face of the Fed's moves to increase short-term interest rates. By year-end, rates stood at 2.25%, up from 1% earlier in the year. Corporate securities, in particular high-yield bonds, performed strongly. Again, healthy corporate profits and strengthening balance sheets paved the way for the corporate sector's solid showing.

International markets were the year's true standout. The weakening U.S. dollar proved to be a major theme, as international stocks enjoyed elevated gains when translated back into U.S. dollars. The strong performance was dispersed across regions. Emerging markets were especially strong, with Asian and Latin American investors showing renewed interest on the heels of strong economic performance in the regions.

FUNDS' PERFORMANCE -- 2004

In the following paragraphs, we provide you with insight into activity and results for the various funds in the Wilshire Variable Insurance Trust for 2004:

EQUITY FUND

Wilshire Associates structures the management of the Equity Fund to be a diversified strategy highlighted by its value style orientation. The fund is managed by Bernstein Investment Research and Management, Wellington Management Company, LLP and Mellon Equity Associates, LLP. The diversification that comes with three sub-advisers has been a successful strategy since the management change implemented by Wilshire Associates in 2000. In 2004, this combination of sub-advisers generated a return of 10.2%, while the benchmark index gained 10.9%.

Among the three managers, Wellington posted disappointing results, underperforming the S&P 500 by more than three percentage points. In terms of sector performance, the portfolio's consumer discretionary stocks failed to equal the return of their index counterparts. Positions in Viacom and General Motors contributed notably to the sector's relative sluggishness. On the other hand, energy stocks boosted the portfolio's returns, led by Valero Energy. In general, the Fund benefited from strong sector selection while poor security selection detracted from performance over the year. Healthcare issuers such as Cardinal Health and Astrazeneca hurt performance, while the positive effects of an overweight position to energy served to offset this impact.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SOCIALLY RESPONSIBLE FUND

The Socially Responsible Fund is managed by Bernstein Investment Research & Management. The Fund underperformed its benchmark for the year due to its exposure to the consumer staples, information technology, and health care sectors. The Fund gained 13.3% while the benchmark index gained 16.5%.

The Fund's performance suffered in part owing to its socially responsible mandate. Based on screens employed by the manager, which ensure that stocks held in the portfolio comply with the socially responsible standards set forth in the prospectus, the Fund is unable to hold tobacco and oil stocks. Tobacco stocks enjoyed healthy gains in 2004, and oil stocks were among the market's favorites during the year.

Social screens employed by the Fund and mandated by prospectus guidelines cost 280 basis points over 2004. A large underweight to energy detracted from returns as this sector enjoyed strong performance. Positive contributions came from utilities, where the Fund held overweight positions to electric utilities and Sprint Corporation.

SMALL CAP GROWTH FUND

The Small Cap Growth Fund is managed by Mazama Capital Management, Lee Munder Investments and BlackRock Financial Management. The mix provides diversification as well as a disciplined approach to portfolio management.

After a strong showing in 2003, the Fund posted disappointing results in 2004. Its 4.4% gain was far behind that of its benchmark, the Russell 2000 Growth Index, which returned more than 14%. Mazama's portion of the portfolio underperformed most dramatically, with health-care pick Genta being a notable laggard.

Overall, the portfolio's exposure to information technology weighed most heavily on the fund's performance, followed by its exposure to the health care sector.

Poor security selection over the year strongly detracted from performance. Most notably, exposure to information technology names such as Doubleclick Inc. and Lattice Semiconductors hurt returns. On a positive note, security selection within the financial sector gave a boost to relative performance.

INCOME FUND

The Income Fund is managed by Western Asset Management Company (Western), Western Asset Management Limited (WAML) and BlackRock Financial Management. The mix provides exposure to all areas of the bond markets.

Managers of the Income Fund delivered an impressive year of performance as the fund returned 4.9%, outperforming the Lehman Brothers Aggregate Bond Index, which returned 4.3%. Western, WAML and BlackRock performed strongly, thanks in particular to the managers' investments in such higher-return areas as high-yield and global bonds.

The Fund's duration and yield curve position had a positive net effect on relative performance over the year.

SHORT-TERM INVESTMENT FUND

The Short-Term Investment Fund is managed by Western Asset Management Company. This fund generated returns slightly lower than the index for the year. The fund returned 1.2% while the benchmark index based on 90-day Treasury Bills returned 1.3%. The marginal underperformance stems from trading costs and management fees. Short- term rates rose and the yield curve flattened over the year as the Fed increased Fed Funds rate to keep inflation in check. The Fund seeks to preserve invested capital and succeeded in outpacing inflation during the course of the year.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

BALANCED FUND

The Balanced Fund is designed to provide a stock/bond mix appropriate for long-term investors. The Balanced Fund buys shares of the Equity Fund (60%)and the Income Fund (40%) to replicate the target weightings.

During the year, the Balanced Fund slightly trailed its benchmark, returning 8.2% versus the 8.3% return of the blended benchmark, which consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index. The Income Fund's strong showing failed to outweigh the relative sluggishness of the Equity Fund.

INTERNATIONAL EQUITY FUND

The International Equity Fund is managed by The Boston Company Asset Management and New Star Institutional Managers, which together replaced Oechsle International Advisors on September 30, 2004. The Fund underperformed its benchmark for the year. The International Equity Fund rose 10.6% while the Morgan Stanley EAFE Index was up 20.2%.

Among sectors, the Fund's consumer discretionary and financials exposure underperformed relative to the Index's exposure. In terms of country exposures, the Fund's French and United Kingdom stocks enjoyed strong absolute returns, but still trailed the aggregate returns of their Index peer groups.

Stock selection within the information technology sector gave a boost to returns while the negative effect of an underweight to energy companies mitigated this impact. Stock selection in Japan hurt as exposure to names such as Nomura Holdings and Ufj Holdings lagged. Small exposure to Portugal helped returns.

CONCLUSION

Markets across the board enjoyed positive returns in 2004, as a late-year rally boosted stocks in particular. Returns for the Funds were mixed when compared with their respective benchmarks.

At Wilshire, we manage your investments with a long-term focus. By keeping focus on the long-term horizon, we seek to provide investment returns to help you achieve your financial objectives. Thank you again for giving us the opportunity to serve your financial needs.

Sincerely,


/s/ Alex Chaloff
Alex Chaloff
Managing Director
Wilshire Associates Incorporated

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT



             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    THE BALANCED FUND AND STOCK/BOND INDICES

        ----------------------------------------------------------------
                                  BALANCED FUND
                           AVERAGE ANNUAL TOTAL RETURN
        ----------------------------------------------------------------
               1 year               5 years             10 years
        ----------------------------------------------------------------
                8.18%                3.94%               8.73%
        ----------------------------------------------------------------

                              [CHART APPEARS HERE]

                        Balanced
                          Fund     Stock/Bond(1)
                          ----     -------------
        Dec-04         $  23,081    $ 27,581.88
        Sep-04         $  21,773    $ 26,039.87
        Jun-04         $  21,710    $ 25,999.88
        Mar-04         $  21,786    $ 25,984.33
        Dec-03         $  21,334    $ 25,455.12
        Sep-03         $  19,872    $ 23,692.46
        Jun-03         $  19,515    $ 23,335.65
        Mar-03         $  17,573    $ 21,167.53
        Dec-02         $  17,844    $ 21,453.54
        Sep-02         $  16,772    $ 20,317.61
        Jun-02         $  18,535    $ 22,213.56
        Mar-02         $  19,726    $ 23,772.71
        Dec-01         $  19,452    $ 23,725.15
        Sep-01         $  18,350    $ 22,292.21
        Jun-01         $  19,437    $ 23,961.84
        Mar-01         $  18,682    $ 23,098.13
        Dec-00         $  19,185    $ 24,546.18
        Sep-00         $  18,920    $ 25,312.13
        Jun-00         $  18,392    $ 25,151.66
        Mar-00         $  18,711    $ 25,404.18
        Dec-99         $  19,008    $ 24,821.37
        Sep-99         $  18,592    $ 22,797.00
        Jun-99         $  20,006    $ 23,608.17
        Mar-99         $  18,948    $ 22,738.65
        Dec-98         $  19,223    $ 22,126.63
        Sep-98         $  17,716    $ 19,593.41
        Jun-98         $  18,806    $ 20,458.00
        Mar-98         $  19,293    $ 19,877.07
        Dec-97         $  17,852    $ 18,236.75
        Sep-97         $  17,872    $ 17,723.92
        Jun-97         $  16,557    $ 16,745.35
        Mar-97         $  15,077    $ 15,000.15
        Dec-96         $  14,997    $ 14,775.81
        Sep-96         $  13,963    $ 13,938.89
        Jun-96         $  13,547    $ 13,592.84
        Mar-96         $  13,251    $ 13,202.17
        Dec-95         $  12,617    $ 12,826.36
        Sep-95         $  11,942    $ 12,217.96
        Jun-95         $  11,393    $ 11,588.14
        Mar-95         $  10,661    $ 10,759.19
        Dec-94         $  10,000    $ 10,000.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ANNUITY CONTRACT FEES ARE NOT REFLECTED IN BALANCED FUND RETURNS.

(1) STOCK/BOND INDICES: THROUGH APRIL 30, 1997, S&P 500 INDEX AND LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, AN UNMANAGED INDEX CONSISTING OF U.S. TREASURY BONDS, U.S. AGENCY BONDS AND INVESTMENT GRADE CORPORATE BONDS WITH INTERMEDIATE MATURITIES. LEHMAN BROTHERS AGGREGATE BOND INDEX THEREAFTER. THE RATES OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDICES HAVE NO EXPENSES.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        THE EQUITY FUND AND A STOCK INDEX

        ----------------------------------------------------------------
                                   EQUITY FUND
                           AVERAGE ANNUAL TOTAL RETURN
        ----------------------------------------------------------------
               1 year               5 years             10 years
        ----------------------------------------------------------------
                10.15%                0.67%               8.40%
        ----------------------------------------------------------------

                              [CHART APPEARS HERE]

                        Equity
                         Fund     Stock Index(1)
                         ----     --------------
        Dec-04         $ 22,357     $ 31,207.50
        Sep-04         $ 20,504     $ 28,569.46
        Jun-04         $ 20,846     $ 29,115.31
        Mar-04         $ 20,680     $ 28,621.82
        Dec-03         $ 20,298     $ 28,144.38
        Sep-03         $ 18,099     $ 25,087.30
        Jun-03         $ 17,618     $ 24,440.93
        Mar-03         $ 15,226     $ 21,180.90
        Dec-02         $ 15,911     $ 21,869.86
        Sep-02         $ 14,661     $ 20,201.09
        Jun-02         $ 17,890     $ 24,420.99
        Mar-02         $ 20,160     $ 28,197.87
        Dec-01         $ 19,747     $ 28,121.43
        Sep-01         $ 18,048     $ 25,405.88
        Jun-01         $ 20,464     $ 29,780.65
        Mar-01         $ 19,276     $ 28,132.11
        Dec-00         $ 20,614     $ 31,913.91
        Sep-00         $ 20,710     $ 34,632.57
        Jun-00         $ 20,069     $ 34,964.73
        Mar-00         $ 20,838     $ 35,975.65
        Dec-99         $ 21,617     $ 35,118.75
        Sep-99         $ 20,895     $ 30,569.94
        Jun-99         $ 23,665     $ 32,583.61
        Mar-99         $ 21,532     $ 30,463.36
        Dec-98         $ 22,179     $ 29,026.55
        Sep-98         $ 19,433     $ 23,924.92
        Jun-98         $ 21,833     $ 26,542.37
        Mar-98         $ 23,022     $ 25,691.29
        Dec-97         $ 20,605     $ 22,543.69
        Sep-97         $ 20,828     $ 21,917.21
        Jun-97         $ 18,967     $ 20,384.88
        Mar-97         $ 16,768     $ 17,359.84
        Dec-96         $ 16,691     $ 16,918.93
        Sep-96         $ 15,247     $ 15,611.99
        Jun-96         $ 14,712     $ 15,148.54
        Mar-96         $ 14,251     $ 14,494.17
        Dec-95         $ 13,224     $ 13,746.94
        Sep-95         $ 12,373     $ 12,973.81
        Jun-95         $ 11,650     $ 12,017.17
        Mar-95         $ 10,780     $ 10,973.57
        Dec-94         $ 10,000     $ 10,000.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ANNUITY CONTRACT FEES ARE NOT REFLECTED IN EQUITY FUND RETURNS.

(1) STOCK INDEX: S&P 500, STANDARD AND POOR'S 500 STOCK INDEX, AN UNMANAGED INDEX CONSISTING OF 500 STOCKS. THE RATE OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDEX HAS NO EXPENSES.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT



             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        THE INCOME FUND AND BOND INDICES

        ----------------------------------------------------------------
                                   INCOME FUND
                           AVERAGE ANNUAL TOTAL RETURN
        ----------------------------------------------------------------
              1 year               5 years             10 years
        ----------------------------------------------------------------
                4.94%                7.82%               7.27%
        ----------------------------------------------------------------

                              [CHART APPEARS HERE]

                            Income
                             Fund      Bond Index(1)
                             ----      -------------
        Dec-04             $ 20,212     $ 20,783.32
        Sep-04             $ 19,920     $ 20,587.00
        Jun-04             $ 19,292     $ 19,949.27
        Mar-04             $ 19,700     $ 20,447.50
        Dec-03             $ 19,261     $ 19,919.08
        Sep-03             $ 19,186     $ 19,855.41
        Jun-03             $ 19,143     $ 19,884.10
        Mar-03             $ 18,392     $ 19,395.41
        Dec-02             $ 17,944     $ 19,129.04
        Sep-02             $ 17,463     $ 18,830.41
        Jun-02             $ 16,847     $ 18,005.42
        Mar-02             $ 16,486     $ 17,363.87
        Dec-01             $ 16,432     $ 17,347.64
        Sep-01             $ 16,285     $ 17,341.25
        Jun-01             $ 15,676     $ 16,576.20
        Mar-01             $ 15,579     $ 16,484.18
        Dec-00             $ 15,092     $ 15,999.40
        Sep-00             $ 14,471     $ 15,353.04
        Jun-00             $ 14,143     $ 14,902.97
        Mar-00             $ 13,973     $ 14,649.53
        Dec-99             $ 13,860     $ 14,332.78
        Sep-99             $ 13,911     $ 14,350.00
        Jun-99             $ 13,847     $ 14,253.08
        Mar-99             $ 14,113     $ 14,379.62
        Dec-98             $ 14,081     $ 14,453.33
        Sep-98             $ 14,080     $ 14,404.77
        Jun-98             $ 13,609     $ 13,820.63
        Mar-98             $ 13,278     $ 13,504.95
        Dec-97             $ 13,027     $ 13,299.72
        Sep-97             $ 12,713     $ 12,919.12
        Jun-97             $ 12,291     $ 12,502.28
        Mar-97             $ 11,897     $ 12,081.60
        Dec-96             $ 11,906     $ 12,086.85
        Sep-96             $ 11,618     $ 11,782.87
        Jun-96             $ 11,433     $ 11,568.23
        Mar-96             $ 11,397     $ 11,490.25
        Dec-95             $ 11,486     $ 11,573.31
        Sep-95             $ 11,117     $ 11,186.38
        Jun-95             $ 10,917     $ 10,991.33
        Mar-95             $ 10,433     $ 10,462.19
        Dec-94             $ 10,000     $ 10,000.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ANNUITY CONTRACT FEES ARE NOT REFLECTED IN INCOME FUND RETURNS.

(1)BOND INDEX; THROUGH APRIL 30, 1997, LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, AN UNMANAGED INDEX CONSISTING OF U.S. TREASURY BONDS, U.S. AGENCY BONDS AND INVESTMENT GRADE CORPORATE BONDS WITH INTERMEDIATE MATURITIES. LEHMAN BROTHERS AGGREGATE BOND INDEX THEREAFTER. THE RATE OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDEX HAS NO EXPENSES.


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                THE INTERNATIONAL EQUITY FUND AND AN EQUITY INDEX

        ----------------------------------------------------------------
                     INTERNATIONAL EQUITY FUND TOTAL RETURN
        ----------------------------------------------------------------
              1 year               5 years         Since inception(2)
        ----------------------------------------------------------------
              10.61%               (6.79)%              3.92%
        ----------------------------------------------------------------

                              [CHART APPEARS HERE]

                     International
                         Equity      MSCI EAFE
                          Fund        Index(1)
                          ----        --------
        Dec-04          $ 13,152    $ 14,928.48
        Sep-04          $ 11,596    $ 12,945.27
        Jun-04          $ 12,130    $ 12,981.38
        Mar-04          $ 12,152    $ 12,953.50
        Dec-03          $ 11,891    $ 12,415.60
        Sep-03          $ 10,359    $ 10,603.84
        Jun-03          $  9,624    $  9,806.79
        Mar-03          $  8,077    $  8,222.44
        Dec-02          $  8,975    $  8,958.23
        Sep-02          $  8,474    $  8,414.81
        Jun-02          $ 10,895    $ 10,483.63
        Mar-02          $ 11,446    $ 10,710.65
        Dec-01          $ 11,360    $ 10,656.47
        Sep-01          $ 11,057    $  9,961.93
        Jun-01          $ 12,905    $ 11,583.65
        Mar-01          $ 13,002    $ 11,706.56
        Dec-00          $ 15,423    $ 13,566.54
        Sep-00          $ 15,656    $ 13,941.56
        Jun-00          $ 17,364    $ 15,163.76
        Mar-00          $ 18,570    $ 15,789.01
        Dec-99          $ 18,698    $ 15,804.81
        Sep-99          $ 14,548    $ 13,509.54
        Jun-99          $ 13,289    $ 12,941.41
        Mar-99          $ 12,558    $ 12,620.84
        Dec-98          $ 12,314    $ 12,447.82
        Sep-98          $ 10,705    $ 10,317.57
        Jun-98          $ 12,378    $ 12,028.21
        Mar-98          $ 11,733    $ 11,902.24
        Dec-97          $ 10,352    $ 10,375.86
        Sep-97          $ 10,820    $ 11,258.12
        Jun-97          $ 10,540    $ 11,338.10
        Mar-97          $  9,750    $ 10,036.00


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ANNUITY CONTRACT FEES ARE NOT REFLECTED IN THE INTERNATIONAL EQUITY FUND
RETURNS.

(1) STOCK INDEX: MSCI EAFE INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED MEASURE OF STOCK MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST. THE RATE OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDEX HAS NO EXPENSES.

THE INDEX REFLECTS PERFORMANCE FROM FEBRUARY 28, 1997 THROUGH DECEMBER 31, 2004.

(2) SINCE INCEPTION REFERS TO ITS INCEPTION OF INVESTMENT OPERATIONS MARCH 10, 1997.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT



             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            THE SHORT-TERM INVESTMENT FUND AND A TREASURY BILL INDEX

        ----------------------------------------------------------------
                           SHORT-TERM INVESTMENT FUND
                           AVERAGE ANNUAL TOTAL RETURN
        ----------------------------------------------------------------
              1 year               5 years             10 years
        ----------------------------------------------------------------
               1.22%                2.96%               3.99%
        ----------------------------------------------------------------

                              [CHART APPEARS HERE]

                          Short-Term
                          Investment  Treasury Bill
                             Fund        Index(1)
                             ----        --------
        Dec-04             $ 14,771    $ 15,019.62
        Sep-04             $ 14,709    $ 14,949.25
        Jun-04             $ 14,665    $ 14,895.34
        Mar-04             $ 14,636    $ 14,861.13
        Dec-03             $ 14,593    $ 14,826.45
        Sep-03             $ 14,558    $ 14,788.14
        Jun-03             $ 14,558    $ 14,752.59
        Mar-03             $ 14,487    $ 14,705.48
        Dec-02             $ 14,444    $ 14,659.77
        Sep-02             $ 14,397    $ 14,598.70
        Jun-02             $ 14,354    $ 14,533.40
        Mar-02             $ 14,270    $ 14,465.59
        Dec-01             $ 14,200    $ 14,403.12
        Sep-01             $ 14,114    $ 14,312.76
        Jun-01             $ 13,883    $ 14,159.84
        Mar-01             $ 13,733    $ 14,003.00
        Dec-00             $ 13,502    $ 13,794.70
        Sep-00             $ 13,289    $ 13,573.46
        Jun-00             $ 13,096    $ 13,371.55
        Mar-00             $ 12,928    $ 13,171.34
        Dec-99             $ 12,760    $ 12,989.49
        Sep-99             $ 12,607    $ 12,844.35
        Jun-99             $ 12,448    $ 12,704.60
        Mar-99             $ 12,302    $ 12,562.64
        Dec-98             $ 12,180    $ 12,424.73
        Sep-98             $ 12,046    $ 12,285.39
        Jun-98             $ 11,895    $ 12,113.78
        Mar-98             $ 11,755    $ 11,952.90
        Dec-97             $ 11,604    $ 11,794.15
        Sep-97             $ 11,461    $ 11,644.46
        Jun-97             $ 11,318    $ 11,486.37
        Mar-97             $ 11,175    $ 11,328.18
        Dec-96             $ 11,043    $ 11,181.07
        Sep-96             $ 10,894    $ 11,038.08
        Jun-96             $ 10,757    $ 10,888.22
        Mar-96             $ 10,641    $ 10,745.75
        Dec-95             $ 10,515    $ 10,612.54
        Sep-95             $ 10,387    $ 10,455.98
        Jun-95             $ 10,258    $ 10,306.85
        Mar-95             $ 10,129    $ 10,148.73
        Dec-94             $ 10,000    $ 10,000.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ANNUITY CONTRACT FEES ARE NOT REFLECTED IN SHORT-TERM INVESTMENT FUND RETURNS.

(1) TREASURY BILL INDEX: AN UNMANAGED INDEX CONSISTING OF U.S. TREASURY BILLS WITH 90-DAY MATURITIES. THE RATE OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDEX HAS NO EXPENSES.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                   THE SMALL CAP GROWTH FUND AND A STOCK INDEX

        ----------------------------------------------------------------
                       SMALL CAP GROWTH FUND TOTAL RETURN
        ----------------------------------------------------------------
              1 year               5 years         Since inception(2)
        ----------------------------------------------------------------
              4.40%               (8.68)%              4.88%
        ----------------------------------------------------------------

                              [CHART APPEARS HERE]

                         Small Cap
                          Growth    Russell 2000
                           Fund       Growth(1)
                           ----       ---------
        Dec-04           $ 13,485    $ 14,180.75
        Sep-04           $ 11,834    $ 12,322.47
        Jun-04           $ 13,004    $ 13,110.53
        Mar-04           $ 13,639    $ 13,098.38
        Dec-03           $ 12,917    $ 12,405.89
        Sep-03           $ 11,189    $ 11,009.60
        Jun-03           $ 10,117    $  9,966.34
        Mar-03           $  7,809    $  8,027.89
        Dec-02           $  8,117    $  8,351.70
        Sep-02           $  7,734    $  7,768.35
        Jun-02           $  9,943    $  9,898.32
        Mar-02           $ 12,339    $ 11,741.13
        Dec-01           $ 13,291    $ 11,975.80
        Sep-01           $ 10,808    $  9,492.14
        Jun-01           $ 15,205    $ 13,198.20
        Mar-01           $ 14,603    $ 11,173.55
        Dec-00           $ 18,935    $ 13,177.91
        Sep-00           $ 22,936    $ 16,513.67
        Jun-00           $ 22,818    $ 17,196.37
        Mar-00           $ 25,064    $ 18,566.58
        Dec-99           $ 21,238    $ 16,988.36
        Sep-99           $ 14,680    $ 12,735.86
        Jun-99           $ 13,540    $ 13,393.48
        Mar-99           $ 12,810    $ 11,671.88
        Dec-98           $ 12,380    $ 11,871.31
        Sep-98           $ 10,040    $  9,601.02
        Jun-98           $ 12,360    $ 12,365.18
        Mar-98           $ 12,850    $ 13,119.93
        Dec-97           $ 11,700    $ 11,726.59
        Sep-97           $ 12,740    $ 12,772.94
        Jun-97           $ 10,550    $ 10,925.09
        Mar-97           $  9,040    $  9,294.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ANNUITY CONTRACT FEES ARE NOT REFLECTED IN THE SMALL CAP GROWTH FUND RETURNS.

(1) STOCK INDEX: RUSSELL 2000 GROWTH INDEX, AN UNMANAGED INDEX COMPOSED OF THOSE RUSSELL 2000 GROWTH SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE RUSSELL 2000 GROWTH RETURN SHOWN ABOVE REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, BUT HAS NO EXPENSES.

(2) SINCE INCEPTION REFERS TO ITS INCEPTION OF INVESTMENT OPERATIONS MARCH 10, 1997.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT



             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 THE SOCIALLY RESPONSIBLE FUND AND STOCK INDICES

        ----------------------------------------------------------------
                     SOCIALLY RESPONSIBLE FUND TOTAL RETURN
        ----------------------------------------------------------------
              1 year               5 years         Since inception(2)
        ----------------------------------------------------------------
              13.30%                4.86%               9.21%
        ----------------------------------------------------------------

                              [CHART APPEARS HERE]

                          Socially
                        Responsible   Russell 1000
                            Fund        Value(1)       S&P 500
                            ----        --------       -------
        Dec-04            $ 18,599    $ 20,813.64    $ 16,924.78
        Sep-04            $ 16,964    $ 18,856.50    $ 15,494.08
        Jun-04            $ 17,059    $ 18,569.95    $ 15,790.12
        Mar-04            $ 17,035    $ 18,408.05    $ 15,522.49
        Dec-03            $ 16,416    $ 17,867.13    $ 15,263.55
        Sep-03            $ 14,556    $ 15,647.26    $ 13,605.60
        Jun-03            $ 14,121    $ 15,331.76    $ 13,255.06
        Mar-03            $ 12,169    $ 13,074.30    $ 11,487.05
        Dec-02            $ 12,780    $ 13,742.57    $ 11,860.69
        Sep-02            $ 11,586    $ 12,582.93    $ 10,955.67
        Jun-02            $ 14,146    $ 15,491.08    $ 13,244.24
        Mar-02            $ 15,432    $ 16,933.48    $ 15,292.56
        Dec-01            $ 14,772    $ 16,268.00    $ 15,251.11
        Sep-01            $ 13,733    $ 15,150.85    $ 13,778.38
        Jun-01            $ 15,179    $ 17,257.67    $ 16,150.95
        Mar-01            $ 14,761    $ 16,303.02    $ 15,256.90
        Dec-00            $ 15,936    $ 18,496.75    $ 17,307.88
        Sep-00            $ 15,210    $ 20,065.34    $ 18,782.29
        Jun-00            $ 14,478    $ 20,261.32    $ 18,962.44
        Mar-00            $ 14,669    $ 20,811.09    $ 19,510.69
        Dec-99            $ 14,648    $ 20,343.52    $ 19,045.97
        Sep-99            $ 13,462    $ 17,708.74    $ 16,579.01
        Jun-99            $ 15,189    $ 18,888.44    $ 17,671.08
        Mar-99            $ 13,670    $ 17,644.93    $ 16,521.21
        Dec-98            $ 13,514    $ 16,052.81    $ 15,741.98
        Sep-98            $ 12,013    $ 13,527.44    $ 12,975.21
        Jun-98            $ 13,661    $ 14,791.98    $ 14,394.73
        Mar-98            $ 13,935    $ 14,171.82    $ 13,933.17
        Dec-97            $ 12,308    $ 13,114.00    $ 12,226.13
        Sep-97            $ 12,040    $ 12,048.05    $ 11,886.37
        Jun-97            $ 10,970    $ 11,314.85    $ 11,055.34
        Mar-97            $  9,380    $ 10,495.86    $  9,414.77

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ANNUITY CONTRACT FEES ARE NOT REFLECTED IN THE SOCIALLY RESPONSIBLE FUND
RETURNS.

(1) STOCK INDEX: RUSSELL 1000 VALUE INDEX, AN UNMANAGED INDEX CONSISTING OF 1000 STOCKS. THE RATE OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDEX HAS NO EXPENSES.

(2) SINCE INCEPTION REFERS TO ITS INCEPTION OF INVESTMENT OPERATIONS MARCH 10, 1997.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

WILSHIRE VARIABLE INSURANCE TRUST -- ANNUAL REPORT DECEMBER 31, 2004

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000.00 invested at the beginning of the six-month period and held for the entire six-month period ended December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

FUND EXPENSE EXAMPLE
SHAREHOLDER REPORT PERIOD ENDED 12/31/2004

                                                          BEGINNING      ENDING       EXPENSES       ANNUALIZED
                                                        ACCOUNT VALUE ACCOUNT VALUE  PAID DURING       EXPENSE
FUND AND RETURN                                            7/1/2004    12/31/2004      PERIOD*          RATIO*
---------------------------------------------------------------------------------------------------------------
BALANCED FUND**
Actual                                                    $1,000.00     $1,063.10     $    0.26          0.05%
Hypothetical (5% before expenses)                         $1,000.00     $1,024.89     $    0.25          0.05%

EQUITY FUND
Actual                                                    $1,000.00     $1,072.50     $    4.38          0.84%
Hypothetical (5% before expenses)                         $1,000.00     $1,020.91     $    4.27          0.84%

INCOME FUND
Actual                                                    $1,000.00     $1,047.70     $    4.53          0.88%
Hypothetical (5% before expenses)                         $1,000.00     $1,020.71     $    4.47          0.88%

INTERNATIONAL EQUITY FUND
Actual                                                    $1,000.00     $1,084.20     $    8.28          1.58%
Hypothetical (5% before expenses)                         $1,000.00     $1,017.19     $    8.01          1.58%

SHORT-TERM INVESTMENT FUND
Actual                                                    $1,000.00     $1,007.20     $     --(a)        0.00%
Hypothetical (5% before expenses)                         $1,000.00     $1,025.14     $     --(a)        0.00%

SMALL CAP GROWTH FUND
Actual                                                    $1,000.00     $1,037.00     $    7.89          1.54%
Hypothetical (5% before expenses)                         $1,000.00     $1,017.39     $    7.81          1.54%

SOCIALLY RESPONSIBLE FUND
Actual                                                    $1,000.00     $1,090.30     $    5.20          0.99%
Hypothetical (5% before expenses)                         $1,000.00     $1,020.16     $    5.03          0.99%

* Expenses are equal to the Funds' annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the full fiscal year (184/366).
** The ratio of expenses for the Balanced Fund does not include the expenses of the underlying funds.
(a)  Less than one cent.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
DECEMBER 31, 2004

BALANCED FUND                                            %*      SMALL CAP GROWTH FUND                            %*

Long-term capital growth (Equity Fund)               61.33%      Basic Materials                               1.98%
Long-term total rate of return (Income Fund)         38.67%      Communications                                9.96%
Total                                               100.00%      Consumer, Cyclical                           13.27%
                                                                 Consumer, Non-cyclical                       31.34%
EQUITY FUND                                              %*      Energy                                        5.45%
                                                                 Financial                                     6.43%
Basic Materials                                       3.96%      Industrial                                    6.03%
Communications                                       10.37%      Technology                                   24.11%
Consumer, Cyclical                                    9.58%      U.S. Government                               1.43%
Consumer, Non-cyclical                               15.74%      Total                                       100.00%
Energy                                                9.01%
Financial                                            26.75%      SOCIALLY RESPONSIBLE FUND                        %*
Industrial                                           12.27%
Repurchase Agreements                                 0.77%      Basic Materials                               5.45%
Technology                                            8.54%      Communications                                7.59%
Utilities                                             3.01%      Consumer, Cyclical                            9.37%
Total                                               100.00%      Consumer, Non-cyclical                       10.78%
                                                                 Energy                                        2.93%
INCOME FUND                                              %*      Financial                                    36.21%
                                                                 Industrial                                   11.66%
Asset-Backed                                          6.41%      Repurchase Agreements                         4.41%
Corporate                                            23.29%      Technology                                    4.23%
Foreign Government                                    5.99%      Utilities                                     7.37%
Mortgage-Backed                                      31.53%      Total                                       100.00%
Preferred Stock                                       0.11%
Repurchase Agreement                                  7.41%
U.S. Government^                                     25.26%
Total                                               100.00%

INTERNATIONAL FUND                                       %*

Basic Materials                                       6.93%
Communications                                       12.76%
Consumer, Cyclical                                   13.43%
Consumer, Non-cyclical                               16.07%
Diversified                                           0.07%
Energy                                                8.97%
Financial                                            24.27%
Industrial                                           12.03%
Repurchase Agreement                                  0.39%
Technology                                            3.22%
Utilities                                             1.86%
Total                                               100.00%

SHORT-TERM INVESTMENT FUND                               %*

Corporate                                            21.44%
U.S. Government^                                     78.56%
Total                                               100.00%

*    Represents percent of total investments.
^    Includes U.S. Government Sponsored Enterprises.

ANNUAL REPORT
DECEMBER 31, 2004

WILSHIRE VARIABLE INSURANCE TRUST
MUTUAL FUNDS
BALANCED FUND                                    SHORT-TERM INVESTMENT FUND
EQUITY FUND                                      SMALL CAP GROWTH FUND
INCOME FUND                                      SOCIALLY RESPONSIBLE FUND
INTERNATIONAL EQUITY FUND

BOARD OF TRUSTEES
Roger A. Formisano                               Michael J. Napoli, Jr.
Cynthia A. Hargadon                              Harriet A. Russell
Richard A. Holt                                  George J. Zock, Chairman

OFFICERS OF THE FUNDS
MICHAEL J. NAPOLI, JR.                           ALEX CHALOFF
PRESIDENT                                        VICE-PRESIDENT AND TREASURER

HELEN THOMPSON
SECRETARY AND CHIEF COMPLIANCE OFFICER

--------------------------------------------------------------------------------

ADMINISTRATOR AND TRANSFER AGENT        INVESTMENT SUBADVISERS (CONTINUED)
PFPC INC.                               THE BOSTON COMPANY ASSET MANAGEMENT, LLC
760 Moore Road                          One Boston Place
King of Prussia, PA 19406               Boston, MA 02108

DISTRIBUTOR                             LEE MUNDER INVESTMENTS LTD.
PFPC DISTRIBUTORS, INC.                 200 Clarendon Street
760 Moore Road                          Boston, MA 02116
King of Prussia, PA 19406
                                        MAZAMA CAPITAL MANAGEMENT
INVESTMENT ADVISER                      One SouthWest Columbia
WILSHIRE ASSOCIATES INCORPORATED        Suite 1860
1299 Ocean Avenue                       Portland, OR 97258
Santa Monica, CA 90401-1085
                                        MELLON EQUITY ASSOCIATES, LLP
CUSTODIAN                               500 Grant Street, Suite 4200
STATE STREET BANK AND TRUST COMPANY     Pittsburgh, PA 15258
801 Pennsylvania Avenue
Kansas City, MO 64105                   NEW STAR INSTITUTIONAL MANAGERS LIMITED
                                        1 Knightsbridge Green, London England
INDEPENDENT REGISTERED PUBLIC           SW1X 7NE
   ACCOUNTING FIRM
KPMG LLP                                WELLINGTON MANAGEMENT COMPANY, LLP
303 East Wacker Drive                   75 State Street
Chicago, IL 60601                       Boston, MA 02109
INVESTMENT SUBADVISERS                  WESTERN ASSET MANAGEMENT COMPANY
BERNSTEIN INVESTMENT RESEARCH AND       117 E. Colorado Blvd., Suite 600
   MANAGEMENT UNIT OF ALLIANCE CAPITAL  Pasadena, CA 91105
   MANAGEMENT, L.P.
767 Fifth Avenue                        WESTERN ASSET MANAGEMENT LIMITED
New York, NY 10153                      155 Bishopsgate, London England
                                        EC2M 3XG
BLACKROCK FINANCIAL MANAGEMENT, INC.
345 Park Avenue
New York, NY 10154-0010

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS

DECEMBER 31, 2004


PER SHARE DATA
                                                                                LESS DISTRIBUTION FROM:
                  NET ASSET                                    TOTAL INCOME
YEAR                VALUE           NET        NET REALIZED    (LOSS) FROM        NET             NET
ENDED             BEGINNING      INVESTMENT   AND UNREALIZED    INVESTMENT     INVESTMENT       REALIZED        TOTAL
12/31              OF YEAR        INCOME(1)   GAIN (LOSS)(1)   OPERATIONS(1)     INCOME          GAINS      DISTRIBUTIONS

BALANCED FUND(5,6)
--------------------------------------------------------------------------------------------------------------------------
2004              $  17.02       $   0.38       $   1.01        $   1.39        $   0.46       $   --         $   0.46
2003                 14.52           0.33           2.51            2.84            0.34           --             0.34
2002                 16.34           0.43          (1.79)          (1.36)           0.46           --             0.46
2001                 16.76           0.65          (0.41)           0.24            0.66           --             0.66
2000                 17.27           0.58          (0.42)           0.16            0.67           --             0.67

EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
2004              $  19.63       $   0.26       $   1.73        $   1.99        $   0.28       $   --         $   0.28
2003                 15.56           0.21           4.08            4.29            0.22           --             0.22
2002                 19.57           0.21          (4.01)          (3.80)           0.21           --             0.21
2001                 20.65           0.21          (1.08)          (0.87)           0.21           --             0.21
2000                 21.92           0.21          (1.23)          (1.02)           0.25           --             0.25

INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
2004              $  12.26       $   0.41       $   0.19        $   0.60        $   0.47       $   0.23       $   0.70
2003                 12.43           0.55           0.35            0.90            0.33           0.74           1.07
2002                 12.30           0.69           0.42            1.11            0.57           0.41           0.98
2001                 12.39           0.78           0.33            1.11            0.85           0.35           1.20
2000                 12.24           0.82           0.27            1.09            0.94           --             0.94

1 The "Net Investment Income (Loss)" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

                     SEE NOTES TO FINANCIAL STATEMENTS.                       15

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT


                                          RATIO/SUPPLEMENTAL DATA
                                                                                               RATIO TO AVERAGE NET
                                                                                              ASSETS BEFORE WAIVED &
                                                                RATIO OF                       REIMBURSED EXPENSES
                                                 RATIO OF    NET INVESTMENT
NET ASSET                       NET ASSETS       EXPENSES      INCOME TO     PORTFOLIO                     RATIO OF
VALUE END          TOTAL       END OF PERIOD    TO AVERAGE      AVERAGE       TURNOVER        RATIO OF   NET INVESTMENT
 OF YEAR         RETURN(2,3)  (IN THOUSANDS)   NET ASSETS(4)  NET ASSETS(4)     RATE          EXPENSES       INCOME
-------------------------------------------------------------------------------------------------------------------------
$ 17.95             8.18%        $269,488          0.04%          2.20%          5.96%          0.04%          2.20%
  17.02            19.56          270,261          0.05           2.14           9.31           0.05           2.14
  14.52            (8.27)         240,562          0.04           2.77          13.20           0.04           2.77
  16.34             1.39          292,176          0.05           3.79           9.81           0.05           3.79
  16.76             0.93          314,728          0.06           3.38         120.51           0.07           3.37

-------------------------------------------------------------------------------------------------------------------------
$ 21.34            10.15%        $535,028          0.87%          1.30%         35.44%          0.91%          1.26%
  19.63            27.57          531,511          0.87           1.17          43.25           0.91           1.13
  15.56           (19.43)         449,559          0.82           1.13          35.83           0.86           1.09
  19.57            (4.21)         600,016          0.82           1.04          38.13           0.87           0.99
  20.65            (4.64)         667,731          0.82           1.05         116.56           0.87           0.98

-------------------------------------------------------------------------------------------------------------------------
$ 12.16             4.94%        $127,557          0.91%          3.25%        594.73%          0.93%          3.23%
  12.26             7.25          125,148          0.89           4.25         482.33           0.93           4.21
  12.43             9.20          114,935          0.85           5.41         315.70           0.90           5.36
  12.30             8.88          126,045          0.81           5.96         348.18           0.88           5.89
  12.39             8.89          137,184          0.88           7.02         422.38           0.92           6.98

4 Ratios of Expenses and Net Income to Average Net Assets do not reflect commissions credits and earnings credits on cash balances.

5 Effective January 19, 2000, the Balanced Fund began operating under a "fund of funds" structure. The ratio of expenses does not include expenses of the underlying funds.

6 Ratios do not include expenses of the underlying funds in which the Fund invests.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT



FINANCIAL HIGHLIGHTS (CONCLUDED)

DECEMBER 31, 2004

PER SHARE DATA
                                                                                LESS DISTRIBUTION FROM:
                  NET ASSET                                    TOTAL INCOME
YEAR                VALUE           NET        NET REALIZED    (LOSS) FROM        NET             NET
ENDED             BEGINNING      INVESTMENT   AND UNREALIZED    INVESTMENT     INVESTMENT       REALIZED        TOTAL
12/31              OF YEAR        INCOME(1)   GAIN (LOSS)(1)   OPERATIONS(1)     INCOME          GAINS      DISTRIBUTIONS

INTERNATIONAL
EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
2004              $  10.91       $   0.03       $   1.13        $   1.16        $   0.16       $    --        $   0.16
2003                  8.30           0.05           2.64            2.69            0.08            --            0.08
2002                 10.52          (0.01)         (2.21)          (2.22)            --             --             --
2001                 14.27            --           (3.75)          (3.75)            --             --             --
2000                 17.52           0.03          (3.10)          (3.07)            --            0.18           0.18

SHORT-TERM
INVESTMENT FUND
--------------------------------------------------------------------------------------------------------------------------
2004              $  10.10       $   0.13       $  (0.01)       $   0.12        $   0.11       $    --        $   0.11
2003                 10.09           0.12          (0.02)           0.10            0.09            --            0.09
2002                 10.08           0.18          (0.01)           0.17            0.16            --            0.16
2001                  9.92           0.39           0.12            0.51            0.33           0.02           0.35
2000                  9.89           0.57           0.01            0.58            0.55            --            0.55

SMALL CAP
GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
2004              $  11.81       $  (0.16)      $   0.68        $   0.52        $    --        $    --        $    --
2003                  7.43          (0.14)          4.52            4.38             --             --             --
2002                 12.15          (0.15)         (4.57)          (4.72)            --             --             --
2001                 17.31          (0.12)         (5.04)          (5.16)            --             --             --
2000                 19.76          (0.12)         (2.03)          (2.15)            --            0.30           0.30

SOCIALLY
RESPONSIBLE FUND
--------------------------------------------------------------------------------------------------------------------------
2004              $  13.79       $   0.19       $   1.64        $   1.83        $   0.20       $    --        $   0.20
2003                 10.87           0.17           2.92            3.09            0.17            --            0.17
2002                 12.75           0.16          (1.88)          (1.72)           0.16            --            0.16
2001                 14.11           0.14          (1.17)          (1.03)           0.14           0.19           0.33
2000                 13.81           0.13           1.07            1.20            0.14           0.76           0.90

1 The "Net Investment Income (Loss)" per share and the "Net Realized and
  Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

                     SEE NOTES TO FINANCIAL STATEMENTS.                       17

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT


                                          RATIO/SUPPLEMENTAL DATA
                                                                                               RATIO TO AVERAGE NET
                                                                                              ASSETS BEFORE WAIVED &
                                                                RATIO OF                       REIMBURSED EXPENSES
                                                 RATIO OF    NET INVESTMENT
NET ASSET                       NET ASSETS       EXPENSES      INCOME TO     PORTFOLIO                     RATIO OF
VALUE END          TOTAL       END OF PERIOD    TO AVERAGE      AVERAGE       TURNOVER        RATIO OF   NET INVESTMENT
 OF YEAR         RETURN(2,3)  (IN THOUSANDS)   NET ASSETS(4)  NET ASSETS(4)     RATE          EXPENSES       INCOME
-------------------------------------------------------------------------------------------------------------------------
$ 11.91            10.61%        $ 39,276          1.55%          0.26%        161.16%          1.60%          0.21%
  10.91            32.49           35,741          1.46           0.59          68.48           1.51           0.54
   8.30           (20.99)          26,286          1.58          (0.08)        139.45           1.62          (0.12)
  10.52           (26.35)          33,544          1.53           0.00         103.42           1.54          (0.01)
  14.27           (17.51)          42,689          1.47           0.18          69.30           1.51           0.14

-------------------------------------------------------------------------------------------------------------------------
$ 10.11             1.22%        $  3,182          0.17%          1.19%          0.00%          1.11%          0.25%
  10.10             1.03            4,843          0.17           1.16           0.00           1.07           0.18
  10.09             1.72            4,183          0.33           1.76           0.00           1.16           0.93
  10.08             5.17            2,796          0.33           4.20           0.00           1.36           3.17
   9.92             5.81            1,982          0.49           5.62           0.00           1.81           4.30

-------------------------------------------------------------------------------------------------------------------------
$ 12.33             4.40%        $ 56,286          1.58%         (1.38%)        95.98%          1.77%         (1.57%)
  11.81            58.95           57,193          1.66          (1.52)        205.59           1.79          (1.65)
   7.43           (38.93)          34,768          1.66          (1.61)        234.03           1.82          (1.77)
  12.15           (29.81)          58,437          1.54           1.14         318.83           1.71           1.31
  17.31           (10.48)          83,597          1.50          (0.57)        233.11           1.67          (0.74)

-------------------------------------------------------------------------------------------------------------------------
$ 15.42            13.30%        $ 80,336          1.01%          1.35%         31.58%          1.21%          1.15%
  13.79            28.45           73,965          1.03           1.39          36.67           1.22           1.20
  10.87           (13.48)          58,960          0.99           1.35          27.34           1.19           1.15
  12.75            (7.30)          71,644          1.04           1.05         141.96           1.20           0.89
  14.11             8.79           76,011          1.07           0.96          99.11           1.20           0.83

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

4 Ratios of Expenses and Net Income to Average Net Assets do not reflect earnings credits on cash balances.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT



Income Fund 38.7%         SCHEDULE OF INVESTMENTS
[PIE CHART APPEARS HERE]  BALANCED FUND
Equity Fund 61.3%         DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                               SHARES        (000)
--------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 100.14%
   Wilshire Equity Fund*                                 7,755,378   $  165,500
   Wilshire Income Fund*                                 8,582,362      104,361
                                                                     ----------

TOTAL INVESTMENTS IN UNDERLYING FUNDS 100.14%                           269,861
   (cost $259,256,690)                                               ----------


LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.14%)                     (373)
                                                                     ----------

NET ASSETS 100.00%                                                   $  269,488
                                                                     ----------

*           Affiliated Fund



                      SEE NOTES TO FINANCIAL STATEMENTS.                      19

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT





Cash & Other Net Assets 0.6%      SCHEDULE OF INVESTMENTS
[PIE CHART APPEARS HERE]          EQUITY FUND
Common Stock 99.4%                DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                                 SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS 99.39%

AEROSPACE & DEFENSE 2.22%
   Boeing Company                                           43,100   $    2,231
   European Aeronautic Defense
      and Space Company*(a)(b)(c)                           26,427          765
   General Dynamics Corporation                             26,300        2,751
   Goodrich Corporation                                     28,200          921
   Rockwell Collins, Inc.                                   20,000          789
   United Technologies Corporation                          42,600        4,403
                                                                     ----------
   Total                                                                 11,860
                                                                     ----------
AIR FREIGHT & COURIERS 0.45%
   FedEx Corporation                                        16,700        1,645
   United Parcel Service, Inc., Class B                      9,200          786
                                                                     ----------
   Total                                                                  2,431
                                                                     ----------
AUTO COMPONENTS 1.36%
    Autoliv, Inc.(a)                                        23,400        1,130
    BorgWarner, Inc.                                        19,800        1,073
    Dana Corporation                                        40,300          698
    Lear Corporation                                        40,400        2,465
    Magna International, Inc., Class A(a)                   23,100        1,907
                                                                     ----------
    Total                                                                 7,273
                                                                     ----------
AUTOMOBILES 0.21%
   General Motors Corporation                               27,700        1,110
                                                                     ----------
BANKS 7.72%
   Bank of America Corporation                             345,500       16,235
   Bank of Hawaii Corporation                               10,200          518
   Comerica, Inc.                                           16,400        1,001
   First Horizon National Corporation                       19,000          819
   Keycorp                                                  61,300        2,078
   Marshall & Ilsley Corporation                            26,200        1,158
   National City Corporation                                65,300        2,452
   North Fork Bancorporation, Inc.                          44,500        1,284
   PNC Financial Services Group, Inc.                       16,100          925
   SunTrust Banks, Inc.                                     31,694        2,342
   US Bancorp                                              102,711        3,217
   Wachovia Corporation                                     95,751        5,036
   Wells Fargo & Company                                    68,600        4,263
                                                                     ----------
   Total                                                                 41,328
                                                                     ----------
BEVERAGES 1.74%
   Coca-Cola Company (The)                                 100,100        4,167
   PepsiCo, Inc.                                            98,900        5,163
                                                                     ----------
   Total                                                                  9,330
                                                                     ----------
BIOTECHNOLOGY 0.84%
   Amgen, Inc.*                                             47,600        3,053
   Genzyme Corporation*                                     24,900        1,446
                                                                     ----------
   Total                                                                  4,499
                                                                     ----------
BUILDING PRODUCTS 0.10%
   York International Corporation                           15,000          518
                                                                     ----------
CHEMICALS 1.44%
   Air Products & Chemicals, Inc.                           40,500        2,348
   Dow Chemical Company (The)                               44,900        2,223
   EI Du Pont de Nemours & Company                          44,900        2,202
   Engelhard Corporation                                    29,800          914
                                                                     ----------
   Total                                                                  7,687
                                                                     ----------
COMMERCIAL SERVICES &
  SUPPLIES 0.36%
   Cendant Corporation                                      28,400          664
   ITT Educational Services, Inc.*                          13,500          642
   Manpower, Inc.                                           13,200          637
                                                                     ----------
   Total                                                                  1,943
                                                                     ----------
COMMUNICATIONS EQUIPMENT 2.23%
   ADC Telecommunications, Inc.*                           221,600          594
   Cisco Systems, Inc.*                                    294,700        5,676
   Corning, Inc.*                                          108,100        1,272
   Motorola, Inc.                                           80,200        1,380
   Nokia Oyj ADR                                            57,000          893
   Nortel Networks Corporation*(a)                         197,200          688
   Scientific-Atlanta, Inc.                                  9,100          301
   Tellabs, Inc.*                                          130,000        1,116
                                                                     ----------
   Total                                                                 11,920
                                                                     ----------
COMPUTERS & PERIPHERALS 2.76%
   Dell, Inc.*                                             138,500        5,836
   Hewlett-Packard Company                                 142,400        2,986
   International Business Machines Corporation              26,700        2,632
   Lexmark International, Inc., Class A*                     5,900          501
   QLogic Corporation*                                      17,200          632
   Quantum Corporation*                                     91,200          239
   Storage Technology Corporation*                          27,800          879
   Sun Microsystems, Inc.*                                 192,700        1,037
                                                                     ----------
   Total                                                                 14,742
                                                                     ----------
CONSUMER FINANCE 0.57%
   American Express Company                                 19,100        1,077
   Capital One Financial Corporation                         4,700          396
   MBNA Corporation                                         56,100        1,581
                                                                     ----------
   Total                                                                  3,054
                                                                     ----------

20                    SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

EQUITY FUND
DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                                 SHARES      (000)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING 0.45%
   Owens-Illinois, Inc.*                                    61,500   $    1,393
   Smurfit-Stone Container Corporation*                     53,700        1,003
                                                                     ----------
   Total                                                                  2,396
                                                                     ----------
DISTRIBUTORS 0.07%
   Genuine Parts Company                                     7,900          348
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES 9.50%
   Bear Stearns Companies, Inc. (The)                       12,800        1,310
   CIT Group, Inc.                                          24,100        1,104
   Citigroup, Inc.                                         406,581       19,589
   Franklin Resources, Inc.                                 33,100        2,305
   Goldman Sachs Group, Inc.                                44,700        4,651
   JPMorgan Chase & Company                                178,912        6,979
   Lehman Brothers Holdings, Inc.                           23,500        2,056
   Merrill Lynch & Company, Inc.                           124,800        7,459
   Morgan Stanley                                           26,800        1,488
   Principal Financial Group                                51,500        2,109
   State Street Corporation                                 35,900        1,763
                                                                     ----------
   Total                                                                 50,813
                                                                     ----------
DIVERSIFIED TELECOMMUNICATION
  SERVICES 2.61%
   BCE, Inc.(a)                                             22,000          531
   BellSouth Corporation                                    71,400        1,984
   CenturyTel, Inc.                                         19,100          678
   Deutsche Telekom AG ADR*                                 55,200        1,252
   SBC Communications, Inc.                                 72,700        1,874
   Sprint Corporation                                      173,800        4,319
   Verizon Communications, Inc.                             82,658        3,348
                                                                     ----------
   Total                                                                 13,986
                                                                     ----------
ELECTRIC UTILITIES 2.45%
   American Electric Power Company, Inc.                    56,220        1,930
   Consolidated Edison, Inc.                                21,500          941
   Entergy Corporation                                      48,300        3,265
   Northeast Utilities                                      44,200          833
   PG&E Corporation*                                        38,500        1,281
   PPL Corporation                                          52,700        2,808
   Southern Company (The)                                   47,000        1,575
   Xcel Energy, Inc.                                        26,700          486
                                                                     ----------
   Total                                                                 13,119
                                                                     ----------
ELECTRICAL EQUIPMENT 0.75%
   American Power Conversion Corporation                    36,300          777
   Cooper Industries Ltd., Class A                          31,600        2,145
   Rockwell Automation, Inc.                                21,500        1,065
                                                                     ----------
   Total                                                                  3,987
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.27%
   Avnet, Inc.*                                             47,900          874
   Celestica, Inc.*(a)                                      60,100          848
   Flextronics International Ltd.*(a)                       65,600          907
   Ingram Micro, Inc., Class A*                             66,300        1,379
   Sanmina-SCI Corporation*                                 86,100          729
   Solectron Corporation*                                  207,800        1,107
   Tech Data Corporation*                                   21,400          972
                                                                     ----------
   Total                                                                  6,816
                                                                     ----------
ENERGY EQUIPMENT & SERVICES 0.95%
   Baker Hughes, Inc.                                       21,100          901
   GlobalSantaFe Corporation                                64,400        2,132
   Schlumberger Ltd.                                        30,800        2,062
                                                                     ----------
   Total                                                                  5,095
                                                                     ----------
FOOD & STAPLES RETAILING 1.68%
   Kroger Company (The)*                                    35,000          614
   Safeway, Inc.*                                           58,500        1,155
   Supervalu, Inc.                                          57,200        1,974
   Wal-Mart Stores, Inc.                                    99,600        5,261
                                                                     ----------
   Total                                                                  9,004
                                                                     ----------
FOOD PRODUCTS 1.33%
   Archer-Daniels-Midland Company                           99,400        2,218
   Fresh Del Monte Produce, Inc.(a)                         24,500          725
   Sara Lee Corporation                                    104,600        2,525
   Unilever NV(a)                                           24,900        1,661
                                                                     ----------
   Total                                                                  7,129
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES 0.78%
   Bausch & Lomb, Inc.                                      11,100          716
   Beckman Coulter, Inc.                                     9,200          616
   Guidant Corporation                                      15,100        1,089
   Medtronic, Inc.                                          35,300        1,753
                                                                     ----------
   Total                                                                  4,174
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES 0.66%
   Aetna, Inc.                                              14,500        1,809
   HCA, Inc.                                                 6,500          260
   Medco Health Solutions, Inc.*                            35,100        1,460
                                                                     ----------
   Total                                                                  3,529
                                                                     ----------
HOTELS,RESTAURANTS & LEISURE 0.97%
   GTECH Holdings Corporation                               30,100          781
   McDonald's Corporation                                  137,500        4,408
                                                                     ----------
   Total                                                                  5,189
                                                                     ----------

                      SEE NOTES TO FINANCIAL STATEMENTS.                      21

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT



SCHEDULE OF INVESTMENTS (CONTINUED)
EQUITY FUND
DECEMBER 31, 2004


                                                                        VALUE
INVESTMENTS                                                 SHARES      (000)
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES 0.36%
   Black & Decker Corporation                                7,600   $      671
   Newell Rubbermaid, Inc.                                  51,100        1,236
                                                                     ----------
   Total                                                                  1,907
                                                                     ----------
HOUSEHOLD PRODUCTS 0.89%
   Procter & Gamble Company                                 86,400        4,759
                                                                     ----------
INDUSTRIAL CONGLOMERATES 4.53%
   3M Company                                                7,200          590
   General Electric Company                                380,000       13,870
   Textron, Inc.                                            37,400        2,760
   Tyco International Ltd.(a)                              195,900        7,002
                                                                     ----------
   Total                                                                 24,222
                                                                     ----------
INFORMATION TECHNOLOGY SERVICES 1.36%
   Accenture Ltd., Class A*(a)                              50,900        1,374
   Computer Sciences Corporation*                           15,400          868
   Convergys Corporation*                                   27,600          414
   Electronic Data Systems Corporation                      57,000        1,317
   First Data Corporation                                   77,600        3,301
                                                                     ----------
   Total                                                                  7,274
                                                                     ----------
INSURANCE 6.47%
   ACE Ltd.(a)                                              19,400          829
   Allstate Corporation (The)                               52,500        2,715
   American International Group, Inc.                      155,425       10,207
   Chubb Corporation                                        46,200        3,553
   Cincinnati Financial Corporation                         18,515          819
   Genworth Financial, Inc., Class A                        49,800        1,344
   Hartford Financial Services Group, Inc.                  22,000        1,525
   Lincoln National Corporation                             27,400        1,279
   Metlife, Inc.                                            62,900        2,548
   Montpelier Re Holdings Ltd.(a)                           11,700          450
   PartnerRe Ltd.(a)                                         5,600          347
   Prudential Financial, Inc.                               29,800        1,638
   St Paul Travelers Companies, Inc. (The)                  80,623        2,989
   Torchmark Corporation                                    36,400        2,080
   UnumProvident Corporation                                48,700          874
   WR Berkley Corporation                                   19,100          901
   XL Capital Ltd., Class A(a)                               6,400          497
                                                                     ----------
   Total                                                                 34,595
                                                                     ----------
INTERNET SOFTWARE & SERVICES 0.46%
   Yahoo!, Inc.*                                            64,900        2,445
                                                                     ----------
LEISURE EQUIPMENT & PRODUCTS 0.23%
   Marvel Enterprises, Inc.*                                27,500          563
   Mattel, Inc.                                             33,900          661
                                                                     ----------
   Total                                                                  1,224
                                                                     ----------
MACHINERY 1.26%
   Caterpillar, Inc.                                        17,700        1,726
   Eaton Corporation                                        20,500        1,483
   Ingersoll-Rand Company, Class A(a)                       31,300        2,513
   ITT Industries, Inc.                                     12,300        1,039
                                                                     ----------
   Total                                                                  6,761
                                                                     ----------
MEDIA 4.47%
   Clear Channel Communications, Inc.                       32,700        1,095
   Comcast Corporation, Class A*                           101,888        3,391
   Fox Entertainment Group, Inc., Class A*                  46,600        1,457
   McGraw-Hill Companies, Inc. (The)                        11,800        1,080
   Omnicom Group                                             9,700          818
   Time Warner, Inc.*                                      404,400        7,861
   Tribune Company                                          25,300        1,066
   Viacom, Inc., Class B                                   134,381        4,890
   Walt Disney Company                                      82,000        2,280
                                                                     ----------
   Total                                                                 23,938
                                                                     ----------
METAL & MINING 1.90%
   Alcoa, Inc.                                              73,000        2,294
   Cia Vale do Rio Doce ADR                                 24,500          711
   Peabody Energy Corporation                               11,000          890
   Phelps Dodge Corporation                                 10,900        1,078
   Rio Tinto plc ADR                                        26,500        3,159
   United States Steel Corporation                          39,500        2,024
                                                                     ----------
   Total                                                                 10,156
                                                                     ----------
MULTILINE RETAIL 1.94%
   Dollar General Corporation                               46,700          970
   Federated Department Stores                              66,100        3,819
   JC Penney Company, Inc. Holding Company                  23,600          977
   Nordstrom, Inc.                                          12,700          594
   Target Corporation                                       77,400        4,020
                                                                     ----------
   Total                                                                 10,380
                                                                     ----------

22                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

EQUITY FUND
DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                                SHARES       (000)
--------------------------------------------------------------------------------
MULTI-UTILITIES 0.57%
   Constellation Energy Group, Inc.                         15,500   $      678
   Sempra Energy                                            64,100        2,351
                                                                     ----------
   Total                                                                  3,029
                                                                     ----------
OFFICE ELECTRONICS 0.17%
   Xerox Corporation*                                       52,800          898
                                                                     ----------
OIL & GAS 7.91%
   Anadarko Petroleum Corporation                           30,900        2,003
   Apache Corporation                                       24,600        1,244
   BP plc ADR                                               17,200        1,004
   ChevronTexaco Corporation                               152,376        8,001
   ConocoPhillips                                           90,850        7,889
   Exxon Mobil Corporation                                 323,500       16,583
   Marathon Oil Corporation                                 44,600        1,677
   Occidental Petroleum Corporation                         46,350        2,705
   Valero Energy Corporation                                26,700        1,212
                                                                     ----------
   Total                                                                 42,318
                                                                     ----------
PAPER & FOREST PRODUCTS 0.61%
   Georgia-Pacific Corporation                              21,500          806
   International Paper Company                              36,500        1,533
   Weyerhaeuser Company                                     13,700          921
                                                                     ----------
   Total                                                                  3,260
                                                                     ----------
PERSONAL PRODUCTS 0.51%
   Gillette Company (The)                                   61,000        2,732
                                                                     ----------
PHARMACEUTICALS 5.74%
   Abbott Laboratories                                      75,200        3,508
   AstraZeneca plc ADR                                      22,200          808
   Bristol-Myers Squibb Company                             22,400          574
   Elan Corporation plc ADR*                                30,100          820
   Eli Lilly & Company                                      41,400        2,349
   GlaxoSmithKline plc ADR                                  35,400        1,678
   Johnson & Johnson                                        67,700        4,294
   Merck & Company, Inc.                                    85,300        2,742
   Pfizer, Inc.                                            277,250        7,455
   Sanofi-Aventis ADR                                       33,000        1,322
   Schering-Plough Corporation                             144,700        3,021
   Wyeth                                                    50,700        2,159
                                                                     ----------
   Total                                                                 30,730
                                                                     ----------
ROAD & RAIL 1.76%
   Burlington Northern Santa Fe Corporation                 45,500        2,153
   CSX Corporation                                         122,900        4,926
   Norfolk Southern Corporation                             64,700        2,341
                                                                     ----------
   Total                                                                  9,420
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.45%
   Agere Systems, Inc., Class A*                           238,400          327
   Analog Devices, Inc.                                     43,200        1,595
   Atmel Corporation*                                       72,300          283
   Freescale Semiconductor, Inc.*                            3,687           68
   Intel Corporation                                       168,900        3,950
   Texas Instruments, Inc.                                  62,300        1,534
                                                                     ----------
   Total                                                                  7,757
                                                                     ----------
SOFTWARE 3.23%
   Adobe Systems, Inc.                                      12,100          759
   Computer Associates International, Inc.                  52,000        1,615
   Microsoft Corporation                                   515,700       13,775
   Oracle Corporation*                                      55,700          764
   RSA Security, Inc.*                                      17,900          359
                                                                     ----------
   Total                                                                 17,272
                                                                     ----------
SPECIALTY RETAIL 1.94%
   Gap, Inc. (The)                                          58,700        1,240
   Home Depot, Inc.                                         81,700        3,492
   Lowe's Companies, Inc.                                   50,200        2,891
   Ltd. Brands                                              58,100        1,337
   Office Depot, Inc.*                                      61,200        1,063
   Staples, Inc.                                            10,300          347
                                                                     ----------
   Total                                                                 10,370
                                                                     ----------
TEXTILES & APPAREL 1.23%
   Coach, Inc.*                                             18,500        1,043
   Columbia Sportswear Company*                             13,500          805
   Jones Apparel Group, Inc.                                21,600          790
   Liz Claiborne, Inc.                                      13,100          553
   Nike, Inc., Class B                                      16,100        1,460
   VF Corporation                                           35,100        1,944
                                                                     ----------
   Total                                                                  6,595
                                                                     ----------
THRIFTS & MORTGAGE FINANCE 2.53%
   Federal National Mortgage Association                    72,000        5,127
   Freddie Mac                                              67,700        4,990
   MGIC Investment Corporation                              18,000        1,240
   Washington Mutual, Inc.                                  52,100        2,203
                                                                     ----------
   Total                                                                 13,560
                                                                     ----------

TOBACCO 1.86%
   Altria Group, Inc.                                      143,400        8,762
   UST, Inc.                                                25,100        1,207
                                                                     ----------
   Total                                                                  9,969
                                                                     ----------


                      SEE NOTES TO FINANCIAL STATEMENTS.                      23

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)
EQUITY FUND
DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                                SHARES       (000)
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES 0.54%
   Nextel Communications,
      Inc., Class A*                                        67,700   $    2,031
   Vodafone Group plc ADR                                   32,200          882
                                                                     ----------
   Total                                                                  2,913
                                                                     ----------

TOTAL COMMON STOCKS
   (cost $464,350,205)                                                  531,764
                                                                     ----------

WARRANT 0.00%

COMMUNICATIONS EQUIPMENT 0.00%
   Lucent Technologies, Inc.
      Expires 12/10/2007* (cost $0)                          7,394           11
                                                                     ----------

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
INVESTMENTS                                                (000)        (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 0.77%

REPURCHASE AGREEMENTS 0.77%
   Repurchase Agreement dated
      12/31/2004, 1.30% due
      1/3/2005 with State Street
      Bank & Trust Co.
      collateralized by $2,210,000
      of U.S. Treasury Bonds at
      6.625% and 10.375% due
      2/15/2027 and 11/15/2012;
      value: $2,744,729;
      proceeds: $2,689,291                              $    2,689   $    2,689

   Repurchase Agreement dated
      12/31/2004, 1.60% due
      1/3/2005 with Swiss Bank
      collateralized by $1,370,000
      of U.S. Treasury Bond at
      5.25% due 2/15/2029; value:
      $1,434,650; proceeds: $1,416,189                       1,416        1,416
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
  (cost $4,105,000)                                                       4,105
                                                                     ----------

TOTAL INVESTMENTS IN
  SECURITIES 100.16%
  (cost $468,455,205)                                                   535,880
                                                                     ----------

LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS (0.16%)                                                     (852)
                                                                     ----------

NET ASSETS 100.00%                                                   $  535,028
                                                                     ----------

* Non-income producing during the year ended December 31, 2004, as this security did not pay dividends
(a)  Foreign security traded in U.S. dollars
(b)  Illiquid securities consist of the following at December 31, 2004:

                                                                                 VALUE AS
                                      ACQUISITION    ACQUISITION                  A % OF
     SECURITY DESCRIPTION                 DATE          COST          VALUE     NET ASSETS
     -------------------------------------------------------------------------------------
     European Aeronautic Defense       12/6/2004 -
        and Space Company              12/9/2004      $ 822,334     $ 765,326     0.14%
(c)  Fair Valued
ADR  American Depository Receipt

24                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT



Cash & Other Net Assets 5.4%
U.S. & Foreign Corporate
Bonds/Notes 39.6%
[PIE CHART APPEARS HERE]     SCHEDULE OF INVESTMENTS
Preferred Stock 0.1%         INCOME FUND
U.S. & Foreign Government &  DECEMBER 31, 2004
Agency Obligations 54.9%

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 94.59%

ASSET-BACKED SECURITIES 6.85%
   Amortizing Residential Collateral Trust
      2002-BC1M A(b)                                                       2.698%        1/1/2032      $       136      $   136,215
   Chase Issuance Trust 2004-A9 A9                                          3.22%       6/15/2010              475          471,679
   Chesapeake Funding LLC 2003-1 A2(b)                                      2.70%        8/7/2015            1,100        1,100,709
   Citibank Credit Card Issuance Trust 2000-A1 A1                           6.90%      10/15/2007              425          437,701
   Citibank Credit Card Issuance Trust 2004-A1 A1                           2.55%       1/20/2009              525          516,066
   Citibank Credit Card Master Trust I 1999-5 A                             6.10%       5/15/2008              525          544,840
   Conseco Finance Securitizations Corporation
      2002-2 A-IO(g)                                                        8.50%        3/1/2033              672          187,989
   Countrywide Asset-Backed Certificates
      2004-13 AV4(b)                                                        2.71%       6/25/2035              475          475,000
   Delta Air Lines, Inc. 2002-1                                            6.718%        1/2/2023              124          129,671
   Discover Card Master Trust I 2001-2 A(b)                                2.562%       7/15/2008              600          600,879
   Green Tree Financial Corporation 1992-2 B                                9.15%       1/15/2018               65           57,298
   Green Tree Home Improvement Loan
      Trust 1995-C B2                                                       7.60%       7/15/2020               32           31,584
   Green Tree Recreational, Equipment & Consumer
      Trust 1997-D CTFS                                                     7.25%       3/15/2029              148          136,168
   HFC Home Equity Loan Asset-Backed
      Certificates 2001-1 A(b)                                              2.70%       1/20/2031              204          204,202
   MBNA Credit Card Master Note
      Trust 2003-A1 A1                                                      3.30%       7/15/2010              510          504,685
   MBNA Credit Card Master Note
      Trust 2003-A7 A7                                                      2.65%      11/15/2010              600          579,086
   MBNA Credit Card Master Note
      Trust 2004-A4 A4                                                      2.70%       9/15/2009              525          516,198
   New Century Home Equity Loan
      Trust 2003-4 A3(b)                                                   2.578%      10/25/2033                1              519
   Nissan Auto Receivables Owner
      Trust 2003-A A3                                                       1.89%      12/15/2006              569          566,338
   Salomon Brothers Mortgage Securities VII
      2002-CIT1 A(b)                                                       2.718%       3/25/2032              405          405,101
   SLM Student Loan Trust 2004-9 A1(b)                                      1.97%      10/26/2009              625          624,710
   Systems 2001 AT LLC(d)+                                                 6.664%       9/15/2013              459          508,820
                                                                                                                        -----------
TOTAL ASSET-BACKED SECURITIES (cost $8,673,519)                                                                           8,735,458
                                                                                                                        -----------
CERTIFICATE OF DEPOSIT 0.10%
BANKS 0.10%
   State Street Bank & Trust Company(b)
      (cost $124,952)                                                       2.41%      12/11/2006              125          124,952
                                                                                                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS 6.21%
NON-AGENCY 4.35%
   Bank of America Alternative Loan
      Trust 2004-7 4A1                                                      5.00%       8/25/2019              194          195,821
   Bear Stearns Adjustable Rate Mortgage Trust
      2004-5 2A(b)                                                         4.043%       7/25/2034              887          886,259

                      SEE NOTES TO FINANCIAL STATEMENTS.                      25

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   Countrywide Alternative Loan Trust
      2004-18CB 2A5(b)                                                     2.868%       9/25/2034      $       343      $   342,913
   Countrywide Alternative Loan
      Trust 2004-27CB A1                                                    6.00%      12/25/2034              434          447,236
   Countrywide Home Loan Mortgage Pass
      Through Trust 2004-29 1A1(b)                                          2.69%       2/25/2035              490          490,000
   Impac CMB Trust 2003-10 1A1(b)                                          2.768%      10/25/2033              372          371,998
   Residential Asset Securitization Trust
      2003-A14 A1                                                           4.75%       2/25/2019            1,502        1,501,313
   Washington Mutual 2004-AR13 A1A+(b)                                     2.778%      11/25/2034              861          859,853
   Wells Fargo Mortgage-Backed Securities
      Trust 2004-S A7(b)                                                   3.541%       9/25/2034              470          459,722
                                                                                                                        -----------
   Total                                                                                                                  5,555,115
                                                                                                                        -----------
U.S. GOVERNMENT AGENCIES 0.26%
   Small Business Administration 2004-P10B 1                               4.754%       8/10/2014              325          325,558
                                                                                                                        -----------
U.S. GOVERNMENT SPONSORED ENTERPRISES 1.60%
   Federal Home Loan Mortgage Corp. 2550 QP                                 5.00%       3/15/2026              150          151,551
   Federal Home Loan Mortgage Corp. 2630 FJ(b)                             2.753%       6/15/2018              253          253,339
   Federal Home Loan Mortgage Corp. 2825 VP                                 5.50%       6/15/2015              262          271,520
   Federal Home Loan Mortgage Corp. 2877 PA                                 5.50%       7/15/2033              189          194,446
   Federal National Mortgage Assoc. 1999-7 AB                               6.00%       3/25/2029              195          201,541
   Federal National Mortgage Assoc. 2002-81 BR                              5.25%       4/25/2025              165          168,918
   Federal National Mortgage Assoc. 2004-101 AR                             5.50%       1/25/2035              190          198,862
   Federal National Mortgage Assoc. 2004-60 LB                              5.00%       4/25/2034              262          267,212
   Federal National Mortgage Assoc. 2004-99 AO                              5.50%       1/25/2034              320          329,012
                                                                                                                        -----------
   Total                                                                                                                  2,036,401
                                                                                                                        -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $7,907,476)                                                               7,917,074
                                                                                                                        -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES 4.83%
NON-AGENCY 4.83%
   Asset Securitization Corporation 1997-D5 A1C                             6.75%       2/14/2043              260          279,763
   Asset Securitization Corporation 1997-D5 A2(b)                          6.814%       2/14/2043              100          112,529
   Bear Stearns Commercial Mortgage Securities
      2004-PWR6 A6                                                         4.825%      11/11/2041              345          341,442
   Capital Lease Funding Securitization LP
      1997-CTL1 A2+                                                        7.349%       6/22/2024              637          676,380
   COMM 2000-C1 A2                                                         7.416%       8/15/2033              290          328,938
   CS First Boston Mortgage Securities
      Corporation 1997-C2 A3                                                6.55%       1/17/2035              675          721,399
   CS First Boston Mortgage Securities
      Corporation 1998-C2 A2                                                6.30%      11/11/2030              320          345,188
   Deutsche Mortgage and Asset Receiving
      Corporation 1998-C1 A2                                               6.538%       6/15/2031              911          968,561
   GMAC Commercial Mortgage Securities, Inc.
      1999-C3 A2                                                           7.179%       8/15/2036              310          345,785
   GMAC Commercial Mortgage Securities, Inc.
      2000-C2 A2                                                           7.455%       8/16/2033              280          321,659

26                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   GMAC Commercial Mortgage Securities, Inc.
      2003-C3 A3                                                           4.646%       4/10/2040      $       575      $   581,786
   GS Mortgage Securities Corporation II
      1998-C1 A2                                                            6.62%      10/18/2030              400          432,836
   LB-UBS Commercial Mortgage
      Trust 2000-C4 A2                                                      7.37%       8/15/2026              270          308,498
   LB-UBS Commercial Mortgage
      Trust 2003-C7 A2(b)                                                  4.064%       9/15/2027              180          180,077
   Morgan Stanley Capital I 2003-T11 A2                                     4.34%       6/13/2041              220          221,373
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                                                                                                                        -----------
   (cost $6,142,908)                                                                                                      6,166,214
                                                                                                                        -----------
CONVERTIBLE BOND 0.43%
PIPELINES 0.43%
   El Paso Corporation(a) (cost $486,902)                                   3.99%       2/28/2021            1,050          552,562
                                                                                                                        -----------
FOREIGN GOVERNMENT AND AGENCY SECURITIES 6.40%
   Brazilian Government International Bond(b)(d)                           3.125%       4/15/2012              181          172,292
   Brazilian Government International Bond(d)                               8.00%       4/15/2014               95           96,889
   Brazilian Government International Bond(d)                              11.00%       8/17/2040               89          105,598
   Brazilian Government International Bond(d)                              12.00%       4/15/2010              130          160,550
   Brazilian Government International Bond(d)                              14.50%      10/15/2009              180          240,012
   Brazilian Government International Bond,
      Series L(d)                                                           8.00%       4/15/2014               33           34,196
   Bulgaria Government International Bond(d)                                8.25%       1/15/2015              224          281,120
   Colombia Government International Bond(d)                                9.75%        4/9/2011              132          151,227
   Colombia Government International Bond(d)                               10.50%        7/9/2010               55           64,075
   Colombia Government International Bond(d)                               11.75%       2/25/2020               80          102,800
   Deutsche Bundesrepublik (Euro)(c)                                        4.25%        1/4/2014              340          483,253
   Deutsche Bundesrepublik (Euro)(c)                                        5.25%        1/4/2011                1            1,352
   Deutsche Bundesrepublik (Euro)(c)                                        5.50%        1/4/2031            1,290        2,082,679
   Israel Government AID Bond(d)                                            5.50%       4/26/2024              275          286,871
   Israel Government AID Bond(d)                                            5.50%       9/18/2033              125          130,620
   Mexican Bonos (Mexican Peso)(c)                                          8.00%      12/24/2008            3,031          262,897
   Mexican Bonos (Mexican Peso)(c)                                          9.00%      12/24/2009            1,982          175,801
   Mexico Government International Bond(d)                                 8.375%       1/14/2011              515          604,867
   Mexico Government International Bond(d)                                 11.50%       5/15/2026              360          550,800
   Mexico Government International Bond,
      Series A(d)                                                           7.50%        4/8/2033              260          280,800
   Mexico Government International Bond,
      Series A(d)                                                           8.00%       9/24/2022               25           28,838
   New Zealand Government Bond
      (New Zealand Dollar)(c)                                               6.00%       4/15/2015              710          511,037
   Panama Government International Bond(d)                                 9.375%       1/16/2023               30           34,650
   Panama Government International Bond(d)                                 9.625%        2/8/2011               50           59,000
   Panama Government International Bond(d)                                 10.75%       5/15/2020               60           78,000
   Peru Government International Bond(b)(d)                                 5.00%        3/7/2017              192          183,207
   Peru Government International Bond(d)                                    8.75%      11/21/2033               40           43,400
   Province of Quebec(d)                                                    5.75%       2/15/2009               75           80,347
   Russia Government International Bond(b)(d)                               5.00%       3/31/2030              850          879,240
TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
   (cost $6,909,613)                                                                                                    -----------
                                                                                                                          8,166,418
                                                                                                                        -----------

                      SEE NOTES TO FINANCIAL STATEMENTS.                      27



WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)
INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 22.64%

U.S. GOVERNMENT AGENCIES 5.22%
   Government National Mortgage Assoc. # 001828                             8.00%       5/20/2022      $        16      $    17,319
   Government National Mortgage Assoc. # 009277                             8.25%       5/15/2006                2            2,315
   Government National Mortgage Assoc. # 037987                            11.50%       3/15/2010                2            1,882
   Government National Mortgage Assoc. # 067223                            12.00%       3/15/2014               --(e)           491
   Government National Mortgage Assoc. # 080916(b)                          3.75%       5/20/2034              456          449,804
   Government National Mortgage Assoc. # 120458                            12.00%       7/15/2015                2            1,848
   Government National Mortgage Assoc. # 121126                            12.00%       3/15/2015                1              795
   Government National Mortgage Assoc. # 121873                            12.00%       6/15/2015                2            2,448
   Government National Mortgage Assoc. # 123992                            12.00%       3/15/2015                1            1,161
   Government National Mortgage Assoc. # 128893                            12.00%       6/15/2015                1              828
   Government National Mortgage Assoc. # 205376                             9.50%       8/15/2017                1              623
   Government National Mortgage Assoc. # 462428                             6.50%      12/15/2012                7            7,627
   Government National Mortgage Assoc. # 468711                             6.50%       2/15/2013               37           39,699
   Government National Mortgage Assoc. # 471267                             6.50%       5/15/2013               57           60,766
   Government National Mortgage Assoc. # 473566                             6.50%       5/15/2013               24           25,787
   Government National Mortgage Assoc. # 474007                             6.50%       8/15/2013               40           42,604
   Government National Mortgage Assoc. # 480547                             6.50%       2/15/2014               24           26,021
   Government National Mortgage Assoc. # 482144                             7.00%       8/15/2028                4            4,018
   Government National Mortgage Assoc. # 490339                             6.00%       2/15/2014               25           26,799
   Government National Mortgage Assoc. # 490679                             6.50%      10/15/2013               16           16,571
   Government National Mortgage Assoc. # 496550                             6.00%       3/15/2014               53           56,255
   Government National Mortgage Assoc. # 502862                             7.50%      11/15/2029               25           27,371
   Government National Mortgage Assoc. # 505993                             7.50%      10/15/2029               10           10,386
   Government National Mortgage Assoc. # 508888                             7.50%      10/15/2029               51           54,576
   Government National Mortgage Assoc. # 530399                             7.50%       6/15/2030               38           40,953
   Government National Mortgage Assoc. # 565731                             6.00%       7/15/2032              225          233,791
   Government National Mortgage Assoc. # 604958                             6.50%       1/15/2034              200          210,601
   Government National Mortgage Assoc. # 606943                             6.00%      11/15/2033               28           28,801
   Government National Mortgage Assoc. # 614602                             5.50%       7/15/2033              145          148,744
   Government National Mortgage Assoc. # 626093                             6.00%       3/15/2034              261          271,002
   Government National Mortgage Assoc. # 781590                             5.50%       4/15/2033              448          457,984
   Government National Mortgage Assoc. TBA                                  5.50%        1/1/2035              300          306,094
   Government National Mortgage Assoc. TBA                                  6.00%        1/1/2035            3,530        3,656,861
   Government National Mortgage Assoc. TBA                                  6.50%        1/1/2035              400          420,750
                                                                                                                        -----------
   Total                                                                                                                  6,653,575
                                                                                                                        -----------
U.S. GOVERNMENT SPONSORED ENTERPRISES 17.42%
   Federal Home Loan Mortgage Corp. # A12891                                5.00%        8/1/2033            1,286        1,279,258
   Federal Home Loan Mortgage Corp. # A13092                                5.00%        9/1/2033              435          432,927
   Federal Home Loan Mortgage Corp. # A13629                                5.00%        9/1/2033              919          914,594
   Federal Home Loan Mortgage Corp. # C01622                                5.00%        9/1/2033              452          450,298
   Federal Home Loan Mortgage Corp. # C01648                                5.00%       10/1/2033              910          905,374
   Federal Home Loan Mortgage Corp. # M80806                                4.00%        3/1/2010              146          145,228
   Federal Home Loan Mortgage Corp. TBA                                     5.00%        1/1/2035              800          794,250
   Federal National Mortgage Assoc. # 001466                                8.75%        2/1/2010               27           27,991
   Federal National Mortgage Assoc. # 019754                                8.00%       11/1/2009               --(e)            20
   Federal National Mortgage Assoc. # 040741                                8.00%        1/1/2017                1            1,053
   Federal National Mortgage Assoc. # 050650                                7.50%       10/1/2022               20           21,625
   Federal National Mortgage Assoc. # 248213                                7.50%        7/1/2023                9            9,735

28                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc. # 250282                                   8.50%        3/1/2015      $        22      $    23,867
Federal National Mortgage Assoc. # 251818                                   6.00%        6/1/2018              135          140,445
Federal National Mortgage Assoc. # 252345                                   6.00%        3/1/2014              147          154,330
Federal National Mortgage Assoc. # 254442                                   5.50%        9/1/2017              500          517,350
Federal National Mortgage Assoc. # 255269                                   5.50%        7/1/2034              305          310,253
Federal National Mortgage Assoc. # 286320                                   8.00%       10/1/2014                2            2,026
Federal National Mortgage Assoc. # 288481                                   8.50%        9/1/2014               35           38,859
Federal National Mortgage Assoc. # 291765                                   8.00%        8/1/2014               25           26,800
Federal National Mortgage Assoc. # 291947                                   8.00%        8/1/2014               13           14,467
Federal National Mortgage Assoc. # 302622                                   8.50%        1/1/2015               11           11,997
Federal National Mortgage Assoc. # 313839                                   6.50%       11/1/2012               66           69,251
Federal National Mortgage Assoc. # 323871                                   7.00%        8/1/2019               42           44,716
Federal National Mortgage Assoc. # 357414                                   4.00%        7/1/2018              281          274,424
Federal National Mortgage Assoc. # 440735                                   6.00%       12/1/2018               12           12,519
Federal National Mortgage Assoc. # 459795                                   6.50%        6/1/2029              258          271,269
Federal National Mortgage Assoc. # 481440                                   6.00%        1/1/2019               17           18,118
Federal National Mortgage Assoc. # 505728                                   6.50%        7/1/2029              148          155,852
Federal National Mortgage Assoc. # 506602                                   6.50%        7/1/2029              105          110,242
Federal National Mortgage Assoc. # 511876                                   6.50%        8/1/2029               57           59,880
Federal National Mortgage Assoc. # 528068                                   7.50%        4/1/2030              108          115,426
Federal National Mortgage Assoc. # 528300                                   7.50%        4/1/2030               69           74,113
Federal National Mortgage Assoc. # 531331                                   7.50%        4/1/2030               21           22,212
Federal National Mortgage Assoc. # 532514                                   7.00%        4/1/2030               21           22,260
Federal National Mortgage Assoc. # 532701                                   6.50%        3/1/2030              161          168,954
Federal National Mortgage Assoc. # 534065                                   8.50%        3/1/2030               33           35,577
Federal National Mortgage Assoc. # 539931                                   7.00%        5/1/2030               50           53,338
Federal National Mortgage Assoc. # 545605                                   7.00%        5/1/2032              185          195,877
Federal National Mortgage Assoc. # 545968                                   5.50%       10/1/2017              862          891,311
Federal National Mortgage Assoc. # 555212                                   7.00%       10/1/2032              131          139,163
Federal National Mortgage Assoc. # 555880                                   5.50%       11/1/2033              612          622,086
Federal National Mortgage Assoc. # 612843                                   5.50%        1/1/2017               39           39,941
Federal National Mortgage Assoc. # 630962                                   6.50%        2/1/2032              532          558,323
Federal National Mortgage Assoc. # 635164                                   6.50%        8/1/2032              245          256,949
Federal National Mortgage Assoc. # 647366                                   6.00%        9/1/2017              280          293,652
Federal National Mortgage Assoc. # 654504                                   5.50%        9/1/2017              120          124,336
Federal National Mortgage Assoc. # 670370                                   5.50%        9/1/2017              277          286,476
Federal National Mortgage Assoc. # 673488                                   5.50%       12/1/2017              363          375,306
Federal National Mortgage Assoc. # 689082                                   5.00%        6/1/2018              180          183,275
Federal National Mortgage Assoc. # 705169                                   6.00%        5/1/2018              197          206,305
Federal National Mortgage Assoc. # 725232                                   5.00%        3/1/2034            1,536        1,526,824
Federal National Mortgage Assoc. # 747769                                   4.50%       10/1/2018              181          181,004
Federal National Mortgage Assoc. # 757050                                   5.50%        6/1/2034              132          133,863
Federal National Mortgage Assoc. # 758880                                   5.50%        1/1/2019              294          304,069
Federal National Mortgage Assoc. # 765816                                   5.50%        2/1/2019              291          300,776
Federal National Mortgage Assoc. # 770975                                   5.50%        4/1/2034              354          359,865
Federal National Mortgage Assoc. # 771281                                   5.50%        3/1/2019              303          313,830
Federal National Mortgage Assoc. # 773533                                   4.50%        4/1/2019              281          280,279
Federal National Mortgage Assoc. # 775341                                   6.00%        5/1/2019              437          458,546
Federal National Mortgage Assoc. # 775495                                   5.50%        5/1/2034              439          446,258
Federal National Mortgage Assoc. # 777336                                   4.50%        4/1/2019              280          278,892
Federal National Mortgage Assoc. # 777760                                   5.50%        5/1/2034              692          702,741
Federal National Mortgage Assoc. # 778243                                   5.50%        5/1/2034              213          216,438

                      SEE NOTES TO FINANCIAL STATEMENTS.                      29

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   Federal National Mortgage Assoc. # 783851                                5.50%        7/1/2034      $        97      $    98,161
   Federal National Mortgage Assoc. # 791220                                6.50%        8/1/2034              100          104,904
   Federal National Mortgage Assoc. TBA                                     4.00%        1/1/2020              300          292,781
   Federal National Mortgage Assoc. TBA                                     5.00%        1/1/2020            1,800        1,828,125
   Federal National Mortgage Assoc. TBA                                     5.00%        1/1/2035              100           99,188
   Federal National Mortgage Assoc. TBA                                     5.50%        1/1/2035              100          101,500
   Federal National Mortgage Assoc. TBA                                     6.00%        1/1/2020              500          523,750
   Federal National Mortgage Assoc. TBA                                     6.00%        1/1/2035              900          930,375
   Federal National Mortgage Assoc. TBA                                     6.50%        1/1/2035              800          838,750
                                                                                                                        -----------
   Total                                                                                                                 22,224,817
                                                                                                                        -----------
TOTAL MORTGAGE-BACKED SECURITIES (cost $28,445,589)                                                                      28,878,392
                                                                                                                        -----------
                                                                                                          SHARES
                                                                                                          (000)
                                                                                                       ------------
PREFERRED STOCK 0.12%

U.S. GOVERNMENT SPONSORED ENTERPRISES 0.12%
   Fannie Mae rate 7.00%(b) (cost $130,000)                                                                       3         147,388
                                                                                                                        -----------
                                                                                                        PRINCIPAL
                                                                                                          AMOUNT
                                                                                                          (000)
                                                                                                       ------------
U.S. AND FOREIGN CORPORATE BONDS/NOTES 23.07%

AEROSPACE/DEFENSE 0.06%
   Raytheon Company Pfd. UNIT                                               7.00%       5/15/2006      $         2           81,327
                                                                                                                        -----------

AUTO LOAN 0.09%
   General Motors Acceptance Corporation                                   5.625%       5/15/2009              115          115,004
                                                                                                                        -----------

BIOTECHNOLOGY 0.01%
   Bio-Rad Laboratories, Inc.+                                             6.125%      12/15/2014               20           20,150
                                                                                                                        -----------

CONTAINERS & PACKAGING 0.03%
   Crown European Holdings SA(d)                                          10.875%        3/1/2013               30           35,475
                                                                                                                        -----------

ELECTRIC 0.10%
   Allied Waste North America, Series B                                    8.875%        4/1/2008               14           14,980
   Hydro Quebec Series JL(d)                                                6.30%       5/11/2011               60           66,895
   Midwest Generation LLC, Series B                                         8.56%        1/2/2016               10           11,100
   Reliant Energy, Inc.                                                     6.75%      12/15/2014               15           14,906
   Texas Genco LLC/Texas Genco
      Financing Corporation+                                               6.875%      12/15/2014               25           25,844
                                                                                                                        -----------
   Total                                                                                                                    133,725
                                                                                                                        -----------

30                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC/GAS 2.20%
   AES Corp (The)                                                           8.75%       6/15/2008      $        16      $    17,520
   AES Corp (The)                                                          8.875%       2/15/2011               19           21,707
   AES Corp (The)                                                          9.375%       9/15/2010               37           43,012
   AES Corp (The)                                                           9.50%        6/1/2009               68           77,350
   Cleveland Electric Illuminating Company (The)                            5.65%      12/15/2013               40           41,484
   Dominion Resources, Inc.                                                4.125%       2/15/2008               30           30,206
   Dominion Resources, Inc.                                                 5.70%       9/17/2012              110          116,469
   Dominion Resources, Inc., Series D                                      5.125%      12/15/2009               80           82,776
   El Paso Corporation                                                      7.75%       1/15/2032               40           38,300
   El Paso Corporation                                                      7.80%        8/1/2031              920          883,200
   FirstEnergy Corporation, Series A                                        5.50%      11/15/2006               40           41,293
   FirstEnergy Corporation, Series B                                        6.45%      11/15/2011               50           54,324
   FirstEnergy Corporation, Series C                                       7.375%      11/15/2031              250          285,496
   General Electric Capital Corporation, Series A                           3.60%      10/15/2008              275          271,994
   Midwest Generation LLC                                                   8.75%        5/1/2034               80           90,800
   National Waterworks, Inc., Series B                                     10.50%       12/1/2012               15           16,875
   Ohio Edison Company                                                      5.45%        5/1/2015              100          101,435
   Orion Power Holdings, Inc.                                              12.00%        5/1/2010               51           64,770
   Pacific Gas & Electric Company(b)                                        2.72%        4/3/2006               41           41,034
   Pacific Gas & Electric Company                                           6.05%        3/1/2034              100          103,862
   Progress Energy, Inc.                                                    7.75%        3/1/2031               70           84,010
   Southern Natural Gas Co.                                                8.875%       3/15/2010               20           22,400
   Transcontinental Gas Pipe Line Corporation,
      Series B                                                             8.875%       7/15/2012               25           30,406
   TXU Corporation+                                                         6.50%      11/15/2024              100          100,167
   TXU Corporation, Series J                                               6.375%       6/15/2006               10           10,382
   TXU Electric Delivery Company                                           6.375%       1/15/2015               50           55,091
   TXU Energy Company LLC+(b)                                              2.838%       1/17/2006               30           30,082
   TXU Energy Company LLC                                                   7.00%       3/15/2013               50           55,843
                                                                                                                        -----------
   Total                                                                                                                  2,812,288
                                                                                                                        -----------

FINANCE 9.39%
   American Express Bank FSB(b)                                            2.493%      11/21/2007              275          274,884
   Bank of America Corporation                                             3.875%       1/15/2008              585          589,562
   Bank of America Corporation                                             4.875%       1/15/2013              120          122,085
   Bank of America Corporation, Series J(b)                                 2.45%       2/17/2009              100          100,111
   Berkshire Hathaway Finance Corporation                                  3.375%      10/15/2008              150          148,284
   CIT Group, Inc.                                                          4.00%        5/8/2008                5            5,018
   Citigroup, Inc.(b)                                                       2.59%        6/9/2009              525          525,797
   Citigroup, Inc.                                                         3.625%        2/9/2009            1,005          996,382
   Citigroup, Inc.                                                         5.625%       8/27/2012              265          282,209
   Depfa ACS Bank+(d)                                                      3.625%      10/29/2008              150          149,062
   E*Trade Financial Corporation+                                           8.00%       6/15/2011               25           26,875
   Eksportfinans A/S(d)                                                    3.375%       1/15/2008              240          238,762
   EOP Operating LP                                                         7.50%       4/19/2029               40           46,366
   FleetBoston Financial Corporation                                        3.85%       2/15/2008               80           80,371
   Ford Motor Credit Company                                                7.25%      10/25/2011               50           53,621
   Ford Motor Credit Company                                               7.375%      10/28/2009              270          291,240
   General Electric Capital Corporation                                     8.85%        4/1/2005              500          507,044
   General Electric Capital Corporation, Series A(b)                       2.219%       7/28/2008              275          275,237
   General Electric Capital Corporation, Series A                           4.25%       1/15/2008              415          421,571

                      SEE NOTES TO FINANCIAL STATEMENTS.                      31

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   General Electric Capital Corporation, Series A                          4.375%      11/21/2011      $        25      $    24,852
   General Motors Acceptance Corporation                                    6.75%       12/1/2014               50           50,068
   General Motors Acceptance Corporation                                    7.25%        3/2/2011              335          350,732
   Goldman Sachs Group, Inc.                                                6.60%       1/15/2012              290          323,651
   Household Finance Corporation                                           4.125%      12/15/2008              350          351,431
   Household Finance Corporation                                           6.375%      10/15/2011               45           49,698
   Household Finance Corporation                                           6.375%      11/27/2012               40           44,195
   Household Finance Corporation                                            6.40%       6/17/2008              325          350,636
   Household Finance Corporation                                            6.50%      11/15/2008              213          231,654
   Household Finance Corporation                                            7.00%       5/15/2012              115          131,327
   HSBC Bank USA NA(b)                                                      2.59%       9/21/2007              275          275,117
   JPMorgan Chase & Company                                                 3.50%       3/15/2009               10            9,798
   JPMorgan Chase & Company(b)                                              2.16%       10/2/2009               45           45,055
   JPMorgan Chase & Company                                                3.625%        5/1/2008               50           49,646
   JPMorgan Chase & Company                                                5.125%       9/15/2014               75           75,492
   JPMorgan Chase & Company                                                 5.25%       5/30/2007              330          343,066
   JPMorgan Chase & Company                                                 5.35%        3/1/2007              100          103,801
   JPMorgan Chase & Company                                                 5.75%        1/2/2013              195          206,636
   JPMorgan Chase & Company                                                6.375%       2/15/2008              100          107,076
   Lehman Brothers Holdings, Inc.                                          6.625%       1/18/2012              150          167,728
   Marsh & McLennan Companies, Inc.                                        5.375%       7/15/2014               40           39,083
   Morgan Stanley                                                          3.625%        4/1/2008              270          268,523
   Protective Life Secured Trust                                            3.70%      11/24/2008               85           84,751
   Refco Finance Holdings LLC+                                              9.00%        8/1/2012               30           32,850
   Rouse Company (The)                                                     3.625%       3/15/2009               35           32,996
   Rouse Company (The)                                                     5.375%      11/26/2013              125          119,918
   Royal Bank of Scotland Group plc(d)                                     8.817%       3/31/2049              300          304,172
   SLM Corporation                                                         3.625%       3/17/2008              225          223,920
   SLM Corporation(b)                                                       4.31%        4/1/2009              220          219,481
   SLM Corporation, Series A                                               5.375%       1/15/2013               85           87,927
   SunTrust Banks, Inc.                                                    3.625%      10/15/2007              270          269,367
   SunTrust Banks, Inc.                                                     4.00%      10/15/2008               65           65,599
   Svensk Exportkredit AB(d)                                               2.875%       1/26/2007              100           98,997
   UBS Preferred Funding Trust I(b)                                        8.622%      10/29/2049               25           30,050
   US Bancorp, Series N                                                    3.125%       3/15/2008              170          167,020
   US Bank NA                                                               2.87%        2/1/2007              250          247,836
   Wachovia Corporation                                                    3.625%       2/17/2009               50           49,424
   WellPoint, Inc.+                                                         5.95%      12/15/2034               50           50,487
   Wells Fargo & Company(b)                                                 2.59%       9/15/2009              240          239,717
   Wells Fargo & Company(b)                                                2.609%       9/28/2007               75           75,013
   Wells Fargo & Company                                                    4.00%       8/15/2008              575          578,844
   Wells Fargo & Company                                                    4.20%       1/15/2010              150          150,610
   Wells Fargo & Company                                                    5.00%      11/15/2014               75           75,855
   XL Capital Ltd.(d)                                                      6.375%      11/15/2024               40           42,105
                                                                                                                        -----------
   Total                                                                                                                 11,980,685
                                                                                                                        -----------
HEALTHCARE-PRODUCTS 0.08%
   Fresenius Medical Care Capital Trust II
      Pfd. UNIT                                                            7.875%        2/1/2008                1           97,650
                                                                                                                        -----------

32                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 9.97%
   AGCO Corporation                                                         9.50%        5/1/2008      $        11      $    11,715
   Altria Group, Inc.                                                       7.00%       11/4/2013                5            5,418
   Altria Group, Inc.                                                       7.20%        2/1/2007              240          253,536
   Amerada Hess Corporation                                                7.125%       3/15/2033               60           65,974
   Amerada Hess Corporation                                                 7.30%       8/15/2031              110          122,716
   Anadarko Finance Company, Series B(d)                                    6.75%        5/1/2011              200          225,244
   Anadarko Finance Company, Series B(d)                                    7.50%        5/1/2031               30           37,168
   Apache Corporation                                                       6.25%       4/15/2012              180          201,381
   AT&T Wireless Services, Inc.                                            8.125%        5/1/2012               85          102,752
   BE Aerospace, Inc.                                                       8.50%       10/1/2010               30           33,000
   Bellsouth Capital Funding                                               7.875%       2/15/2030              160          199,287
   Boeing Capital Corporation                                               5.80%       1/15/2013               85           91,683
   Boston Scientific Corporation                                            5.45%       6/15/2014               40           41,554
   Bristol-Myers Squibb Company                                             5.75%       10/1/2011              195          208,841
   British Telecommunications plc(d)                                       8.875%      12/15/2030                5            6,695
   Caesars Entertainment, Inc.                                             8.125%       5/15/2011               12           13,860
   Chesapeake Energy Corporation                                            7.50%       9/15/2013               10           10,887
   Chesapeake Energy Corporation                                            9.00%       8/15/2012               16           18,280
   ChevronTexaco Capital Company(d)                                         3.50%       9/17/2007              200          200,888
   Comcast Corporation                                                      6.50%       1/15/2015              345          383,488
   Compagnie Generale de Geophysique SA(d)                                10.625%      11/15/2007                8            8,430
   Conoco Funding Company(d)                                                6.35%      10/15/2011               50           55,809
   Conoco Funding Company(d)                                                7.25%      10/15/2031               35           42,677
   ConocoPhillips                                                           4.75%      10/15/2012              400          407,833
   ConocoPhillips Holding Company                                           6.95%       4/15/2029               75           88,564
   COX Communications, Inc.+                                               4.625%       1/15/2010               25           24,942
   COX Communications, Inc.                                                4.625%        6/1/2013               95           90,879
   COX Communications, Inc.                                                 7.75%       11/1/2010               15           17,182
   CSC Holdings, Inc.+                                                      6.75%       4/15/2012               30           30,900
   CSC Holdings, Inc.                                                      7.875%       2/15/2018               31           33,480
   DaimlerChrysler NA Holding Corporation                                   6.50%      11/15/2013               50           54,231
   DaimlerChrysler NA Holding Corporation                                   7.30%       1/15/2012              135          153,259
   DaimlerChrysler NA Holding Corporation,
      Series D(b)                                                           2.94%       9/10/2007               25           25,082
   Devon Energy Corporation                                                 7.95%       4/15/2032              140          178,892
   Devon Financing Corporation ULC                                         7.875%       9/30/2031               80          100,726
   Diageo Capital plc(d)                                                   3.375%       3/20/2008               85           84,195
   DR Horton, Inc.                                                         7.875%       8/15/2011               35           40,075
   Eastman Kodak Company                                                    7.25%      11/15/2013               15           16,155
   Echostar DBS Corporation(b)                                             5.256%       10/1/2008               25           25,906
   Echostar DBS Corporation+                                               6.625%       10/1/2014               25           25,312
   Eircom Funding(d)                                                        8.25%       8/15/2013               50           55,250
   EnCana Corporation(d)                                                    6.30%       11/1/2011               90           98,881
   Enterprise Products Operating LP+                                        4.00%      10/15/2007               25           24,939
   EOP Operating LP                                                         4.75%       3/15/2014               25           24,184
   Fisher Scientific International+                                         6.75%       8/15/2014                5            5,362
   FMC Corporation                                                         10.25%       11/1/2009               22           25,245
   Ford Motor Credit Company                                               6.875%        2/1/2006               70           72,114
   Ford Motor Credit Company                                                7.00%       10/1/2013               65           68,909
   Freescale Semiconductor, Inc.(b)                                         4.82%       7/15/2009               10           10,412
   Freescale Semiconductor, Inc.                                           6.875%       7/15/2011                5            5,362

                      SEE NOTES TO FINANCIAL STATEMENTS.                      33

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                        3.875%      11/30/2007      $       150      $   150,480
General Mills, Inc.                                                        5.125%       2/15/2007              110          112,939
General Motors Acceptance Corporation                                      6.125%       9/15/2006              380          389,570
General Motors Acceptance Corporation                                      6.125%        2/1/2007              220          225,913
General Motors Acceptance Corporation                                      6.875%       9/15/2011               35           35,868
General Motors Acceptance Corporation                                       8.00%       11/1/2031               60           61,673
Georgia-Pacific Corporation                                                 7.70%       6/15/2015               13           14,852
Georgia-Pacific Corporation                                                 8.00%       1/15/2024               20           23,200
Georgia-Pacific Corporation                                                8.875%        2/1/2010               18           20,947
Georgia-Pacific Corporation                                                9.375%        2/1/2013                1            1,165
Georgia-Pacific Corporation                                                 9.50%       12/1/2011                1            1,232
Hanover Equipment Trust, Series B                                           8.75%        9/1/2011               25           27,125
Harrah's Operating Company, Inc.                                           7.875%      12/15/2005               43           44,720
HCA, Inc.                                                                   5.50%       12/1/2009               25           25,008
HCA, Inc.                                                                  7.125%        6/1/2006               40           41,520
HCA, Inc.                                                                   7.25%       5/20/2008               22           23,418
Historic TW, Inc.                                                          6.625%       5/15/2029              165          177,789
Host Marriott LP, Series G                                                  9.25%       10/1/2007                4            4,460
IMC Global, Inc.                                                          10.875%        8/1/2013               30           37,500
IMC Global, Inc., Series B                                                10.875%        6/1/2008               12           14,400
International Business Machines Corporation                                 4.75%      11/29/2012              125          127,634
International Paper Company                                                 5.50%       1/15/2014               50           51,651
International Steel Group, Inc.                                             6.50%       4/15/2014                5            5,362
Ispat Inland ULC(d)                                                         9.75%        4/1/2014               13           16,055
ITT Corporation                                                             6.75%      11/15/2005                6            6,165
Kansas City Southern Railway                                                9.50%       10/1/2008               23           26,134
Kraft Foods, Inc.                                                           6.25%        6/1/2012               60           65,866
Lamar Media Corporation                                                     7.25%        1/1/2013               25           27,000
Liberty Media Corporation(b)                                                3.99%       9/17/2006              280          283,433
Lockheed Martin Corporation                                                 7.65%        5/1/2016               95          116,397
Lockheed Martin Corporation                                                 8.50%       12/1/2029               35           47,890
Lyondell Chemical Company, Series A                                        9.625%        5/1/2007                4            4,400
MacDermid, Inc.                                                            9.125%       7/15/2011               10           11,100
Manor Care, Inc.                                                            7.50%       6/15/2006               10           10,539
MeadWestvaco Corporation                                                    6.85%        4/1/2012               55           62,187
MGM Mirage                                                                  6.00%       10/1/2009               10           10,250
MGM Mirage                                                                  8.50%       9/15/2010               50           56,875
Mizuho JGB Investment LLC+(b)                                               9.87%      12/31/2049              210          245,669
Mizuho Preferred Capital Company LLC+(b)                                    8.79%      12/29/2049              360          407,750
Mohegan Tribal Gaming Authority                                             8.00%        4/1/2012                5            5,425
Nalco Company                                                               7.75%      11/15/2011               30           32,400
News America, Inc.+                                                         5.30%      12/15/2014              225          227,655
Nextel Communications, Inc.                                                7.375%        8/1/2015               20           22,000
Norfolk Southern Corporation                                                6.20%       4/15/2009               90           97,498
Northrop Grumman Corporation                                               4.079%      11/16/2006              150          151,516
Northrop Grumman Corporation                                                7.75%       2/15/2031               40           51,212
Occidental Petroleum Corporation                                            8.45%       2/15/2029               25           33,866
OMI Corporation(d)                                                         7.625%       12/1/2013               20           21,400
Omnicare, Inc., Series B                                                   8.125%       3/15/2011               39           41,925
Overseas Shipholding Group                                                  7.50%       2/15/2024               30           30,600
Peabody Energy Corporation, Series B                                       6.875%       3/15/2013               58           62,785
Plains Exploration & Production Company                                    7.125%       6/15/2014               20           21,800

34                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.                                                  7.375%       7/15/2014      $        30      $    32,775
Qwest Capital Funding, Inc.                                                 7.25%       2/15/2011               10            9,800
Qwest Capital Funding, Inc.                                                 7.75%       2/15/2031               30           26,175
Qwest Corporation                                                          5.625%      11/15/2008               30           30,525
Raytheon Company                                                            6.75%       8/15/2007               23           24,778
Raytheon Company                                                            7.00%       11/1/2028               40           46,489
Rogers Cable, Inc.+(d)                                                      6.75%       3/15/2015                5            5,112
Sara Lee Corporation                                                       3.875%       6/15/2013               60           56,921
Sara Lee Corporation                                                        6.25%       9/15/2011               90           99,723
Schuler Homes, Inc.                                                        9.375%       7/15/2009               26           27,950
Shaw Communications, Inc.(d)                                                7.20%      12/15/2011               24           26,490
Smithfield Foods, Inc.                                                      7.00%        8/1/2011               10           10,675
Smithfield Foods, Inc., Series B                                            8.00%      10/15/2009               44           48,730
Sprint Capital Corporation                                                  6.00%       1/15/2007               70           73,262
Sprint Capital Corporation                                                 8.375%       3/15/2012               40           48,726
SPX Corporation                                                             7.50%        1/1/2013               15           16,275
Station Casinos, Inc.                                                       6.00%        4/1/2012               20           20,375
Sun Media Corporation(d)                                                   7.625%       2/15/2013               10           10,913
Target Corporation                                                         5.875%        3/1/2012               90           98,001
Teekay Shipping Corporation(d)                                             8.875%       7/15/2011                9           10,440
Tele-Communications-TCI Group                                              7.875%        8/1/2013              295          353,703
Tenet Healthcare Corporation                                               6.375%       12/1/2011              121          112,228
Tenet Healthcare Corporation                                               7.375%        2/1/2013               40           38,800
Time Warner, Inc.                                                          6.875%        5/1/2012              400          455,542
Time Warner, Inc.                                                           7.70%        5/1/2032               25           30,578
Trimas Corporation                                                         9.875%       6/15/2012               10           10,600
Tyco International Group SA(d)                                              6.00%      11/15/2013              220          239,681
Tyco International Group SA(d)                                             6.125%       11/1/2008               40           43,096
Tyco International Group SA(d)                                             6.375%       2/15/2006               30           31,000
Tyco International Group SA(d)                                              6.75%       2/15/2011               10           11,208
Tyco International Group SA(d)                                              7.00%       6/15/2028              418          485,982
Unilever Capital Corporation                                               7.125%       11/1/2010               55           63,262
Ventas Realty LP/Ventas Capital Corporation                                 8.75%        5/1/2009               20           22,425
Ventas Realty LP/Ventas Capital Corporation                                 9.00%        5/1/2012               10           11,663
Verizon Global Funding Corporation                                         4.375%        6/1/2013               35           34,105
Verizon Global Funding Corporation                                         6.875%       6/15/2012               10           11,415
Verizon Global Funding Corporation                                          7.75%       12/1/2030              100          124,333
Verizon New Jersey, Inc., Series A                                         5.875%       1/17/2012               90           95,622
Viacom, Inc.                                                               5.625%       8/15/2012               30           32,090
Vintage Petroleum, Inc.                                                    7.875%       5/15/2011               20           21,300
Vintage Petroleum, Inc.                                                     8.25%        5/1/2012               24           26,460
Vodafone Group plc(d)                                                       7.75%       2/15/2010               80           92,837
Wal-Mart Stores, Inc.                                                      4.125%       2/15/2011              180          180,646
Walt Disney Company                                                         6.20%       6/20/2014               25           27,675
Waste Management, Inc.                                                     6.875%       5/15/2009              425          470,890
Waste Management, Inc.                                                      7.00%      10/15/2006              125          132,389
Waste Management, Inc.                                                     7.375%       5/15/2029              250          293,690
Western Oil Sands, Inc.(d)                                                 8.375%        5/1/2012               17           19,869
Weyerhaeuser Company                                                        6.75%       3/15/2012              120          135,220
Williams Companies, Inc.                                                   7.625%       7/15/2019               10           11,000
Williams Companies, Inc.                                                    7.75%       6/15/2031               80           83,800
Williams Companies, Inc.                                                    8.75%       3/15/2032               40           45,950

                      SEE NOTES TO FINANCIAL STATEMENTS.                      35

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   Williams Companies, Inc., Series A                                       7.50%       1/15/2031      $       173      $   179,055
   Wyeth                                                                    6.50%        2/1/2034               50           53,345
   XTO Energy, Inc.                                                         6.25%       4/15/2013               20           21,888
   XTO Energy, Inc.                                                         7.50%       4/15/2012               36           42,127
                                                                                                                        -----------
   Total                                                                                                                 12,715,381
                                                                                                                        -----------
LODGING 0.02%
   MGM Mirage                                                               6.75%        9/1/2012               20           21,050
                                                                                                                        -----------
OIL & GAS 0.11%
   Chesapeake Energy Corporation+                                          6.375%       6/15/2015               75           77,062
   EnCana Corporation(d)                                                    6.50%       8/15/2034               25           27,445
   Suncor Energy, Inc.(d)                                                   5.95%       12/1/2034               30           31,451
                                                                                                                        -----------
   Total                                                                                                                    135,958
                                                                                                                        -----------
PHARMACEUTICALS 0.03%
   Elan Finance plc/Elan Finance Corporation+(d)                            7.75%      11/15/2011               30           31,950
                                                                                                                        -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.01%
   MagnaChip Semiconductor SA/MagnaChip
      Semiconductor Finance Company+(b)(d)                                  5.78%      12/15/2011               10           10,275
                                                                                                                        -----------
TELECOMMUNICATIONS 0.97%
   BellSouth Corporation                                                    4.20%       9/15/2009               75           75,196
   BellSouth Corporation                                                    4.75%      11/15/2012               30           30,184
   BellSouth Corporation                                                    6.55%       6/15/2034               25           27,241
   British Telecommunications plc(d)                                       8.375%      12/15/2010              140          168,120
   Cincinnati Bell, Inc.                                                    7.25%       7/15/2013               20           20,550
   Cincinnati Bell, Inc.                                                   8.375%       1/15/2014               20           20,250
   Citizens Communications Company                                          6.25%       1/15/2013               35           35,262
   Deutsche Telekom International Finance BV(d)                             8.75%       6/15/2030                5            6,602
   Intelsat Ltd.(d)                                                         6.50%       11/1/2013               30           27,300
   MCI, Inc.                                                               6.908%        5/1/2007               24           24,570
   MCI, Inc.                                                               7.688%        5/1/2009               24           24,840
   Nextel Communications, Inc.                                              5.95%       3/15/2014               35           36,225
   Qwest Communications International+(b)                                   5.79%       2/15/2009               40           40,500
   Qwest Communications International+(b)                                   7.50%       2/15/2014               40           40,400
   Qwest Corporation+                                                      7.875%        9/1/2011              105          113,925
   Rogers Wireless Communications, Inc.(d)                                 6.375%        3/1/2014               35           34,650
   Rogers Wireless Communications, Inc.+(d)                                 7.25%      12/15/2012               15           15,900
   Rogers Wireless Communications, Inc.+(d)                                 7.50%       3/15/2015                5            5,275
   SBC Communications, Inc.                                                4.125%       9/15/2009               50           49,909
   SBC Communications, Inc.                                                 5.10%       9/15/2014               80           80,744
   Sprint Capital Corporation                                               4.78%       8/17/2006              160          163,067
   Telecom Italia Capital SA+(d)                                            4.95%       9/30/2014               40           39,190
   Telecom Italia Capital SA(d)                                             5.25%      11/15/2013               35           35,376
   Telecom Italia Capital SA+(d)                                            6.00%       9/30/2034              115          112,430
   Verizon Global Funding Corporation                                      7.375%        9/1/2012               10           11,768
                                                                                                                        -----------
   Total                                                                                                                  1,239,474
                                                                                                                        -----------
TOTAL U.S. AND FOREIGN CORPORATE BONDS/NOTES (cost $28,410,356)                                                          29,430,392
                                                                                                                        -----------

36                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BONDS/NOTES 23.94%

U.S. GOVERNMENT AGENCIES AND SPONSORED
  ENTITIES 0.13%
   Federal Home Loan Bank                                                  5.925%        4/9/2008      $       100      $   107,396
   Financing Corporation(a)                                                6.811%        4/5/2019              130           62,701
                                                                                                                        -----------
   Total                                                                                                                    170,097
                                                                                                                        -----------

U.S. GOVERNMENT SPONSORED ENTERPRISES 4.39%
   Federal Home Loan Mortgage Corp.                                         2.00%       2/28/2006              475          469,330
   Federal Home Loan Mortgage Corp.                                         3.50%        4/1/2008              400          397,728
   Federal Home Loan Mortgage Corp.                                        3.875%       1/12/2009              175          174,278
   Federal Home Loan Mortgage Corp.                                        4.125%       2/24/2011              225          221,532
   Federal Home Loan Mortgage Corp.                                         4.50%      12/16/2010              765          764,269
   Federal Home Loan Mortgage Corp.                                         4.75%       12/8/2010              620          623,133
   Federal National Mortgage Assoc                                          2.35%        4/5/2007              595          582,568
   Federal National Mortgage Assoc                                          2.71%       1/30/2007              975          963,983
   Federal National Mortgage Assoc                                         3.125%       3/16/2009              225          218,633
   Federal National Mortgage Assoc                                          5.50%       7/18/2012              525          531,328
   Federal National Mortgage Assoc                                          6.00%       5/15/2011              300          330,059
   Federal National Mortgage Assoc                                          6.00%       1/18/2012              320          320,399
                                                                                                                        -----------
   Total                                                                                                                  5,597,240
                                                                                                                        -----------

U.S. TREASURY BONDS/NOTES 19.42%
   U.S. Treasury Bond(f)                                                   3.625%       4/15/2028              366          480,206
   U.S. Treasury Bond(f)                                                   3.875%       4/15/2029              476          653,235
   U.S. Treasury Bond                                                      5.375%       2/15/2031            1,845        1,995,050
   U.S. Treasury Bond                                                      6.125%      11/15/2027              645          753,315
   U.S. Treasury Bond                                                       6.25%       8/15/2023              695          813,666
   U.S. Treasury Bond                                                       6.75%       8/15/2026              425          530,121
   U.S. Treasury Bond                                                       8.00%      11/15/2021              265          363,764
   U.S. Treasury Bond                                                       8.50%       2/15/2020               25           35,283
   U.S. Treasury Bond                                                      12.00%       8/15/2013              505          650,858
   U.S. Treasury Bond-STRIPS(a)                                            5.686%      11/15/2027              600          187,998
   U.S. Treasury Bond-STRIPS(a)                                            5.712%      11/15/2021              890          382,504
   U.S. Treasury Bond-STRIPS(a)                                            5.783%       2/15/2023               30           12,026
   U.S. Treasury Note(f)                                                   0.875%       4/15/2010              766          758,260
   U.S. Treasury Note(f)                                                    2.00%       7/15/2014              810          835,758
   U.S. Treasury Note                                                      2.375%       8/31/2006            1,200        1,188,047
   U.S. Treasury Note                                                       3.00%      11/15/2007            2,730        2,713,150
   U.S. Treasury Note(f)                                                   3.375%       1/15/2007              458          484,842
   U.S. Treasury Note                                                      3.375%      10/15/2009              260          257,441
   U.S. Treasury Note(f)                                                   3.375%       1/15/2012              150          171,298
   U.S. Treasury Note                                                       3.50%      11/15/2009            7,265        7,230,942
   U.S. Treasury Note                                                       3.50%      12/15/2009              845          840,907
   U.S. Treasury Note(f)                                                    3.50%       1/15/2011              877          996,384
   U.S. Treasury Note(f)                                                   3.875%       1/15/2009              256          286,978
   U.S. Treasury Note(f)                                                    4.25%       1/15/2010              216          250,027

                      SEE NOTES TO FINANCIAL STATEMENTS.                      37

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INCOME FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                          INTEREST      MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   U.S. Treasury Note                                                       4.25%       8/15/2014      $       790      $   791,759
   U.S. Treasury Note                                                       4.25%      11/15/2014              855          857,237
   U.S. Treasury Note                                                       5.75%       8/15/2010              225          247,720
                                                                                                                        -----------
   Total                                                                                                                 24,768,776
TOTAL U.S. GOVERNMENT BONDS/NOTES (cost $30,140,046)                                                                     30,536,113
                                                                                                                        -----------

TOTAL LONG-TERM INVESTMENTS (cost $117,371,361)                                                                         120,654,963
                                                                                                                        -----------
                                                                        RATE
                                                                     -----------
SHORT-TERM INVESTMENTS 12.24%

COMMERCIAL PAPER 1.28%
   Barclays U.S. Funding LLC                                               2.249%        1/3/2005              640          639,920
   Hertz Corporation                                                        2.04%       3/24/2005              150          150,000
   Santander Cntl. Hispano                                                  2.02%       1/14/2005              200          199,855
   UBS Financial LLC                                                       2.254%        1/7/2005              640          639,760
                                                                                                                        -----------
   Total                                                                                                                  1,629,535
                                                                                                                        -----------
U.S. GOVERNMENT AGENCY DISCOUNT NOTE 1.80%
   Federal Home Loan Bank                                                   1.00%        1/3/2005            2,300        2,299,872
                                                                                                                        -----------
U.S. GOVERNMENT SPONSORED
  ENTERPRISES DISCOUNT NOTES 1.24%
   Federal National Mortgage Assoc                                         2.144%        1/3/2005              640          639,924
   Federal National Mortgage Assoc.(b)                                     2.332%       1/28/2005              950          950,011
                                                                                                                        -----------
   Total                                                                                                                  1,589,935
                                                                                                                        -----------

38                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)
INCOME FUND
DECEMBER 31, 2004

                                                         PRINCIPAL
                                                           AMOUNT
INVESTMENTS                                                (000)        VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 7.92%
   Repurchase Agreement dated
      12/31/2004, 2.10% due 1/3/2005
      with Lehman Brothers collateralized
      by $4,330,000 Federal National
      Mortgage Assoc. at 6.625% due
      11/15/2030; value: $5,151,011;
      proceeds: $5,050,884                              $    5,050 $  5,050,000

   Repurchase Agreement dated
      12/31/2004, 2.25% due 1/3/2005
      with Merrill Lynch collateralized by
      $5,150,000 of Federal Home Loan
      Bank at 3.875% due 1/15/2010;
      value: $5,150,000; proceeds: $5,050,947                5,050    5,050,000
                                                                   ------------
      Total                                                          10,100,000
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (cost $15,619,322)                      15,619,342
                                                                   ------------


TOTAL INVESTMENTS IN SECURITIES 106.83% (cost $132,990,683)         136,274,305
                                                                   ------------


LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (6.83%)               (8,717,096)
                                                                   ------------

NET ASSETS 100.00%                                                 $127,557,209
                                                                   ------------

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2004, these securities amounted to $3,995,202.
(a) Represents a zero coupon issue for which the rate reflects the security's yield to maturity at December 31, 2004.
(b) Variable rate security. The interest rate represents the rate at December 31, 2004.
(c)  Investment in non-U.S. dollar denominated securities.
(d)  Foreign security denominated in U.S. dollars.
(e)  Amount represents less than $1,000.
(f)  Securities with their principal amount adjusted for inflation.
(g)  Illiquid securities consist of the following at December 31, 2004:

                                                                                 VALUE AS
                                      ACQUISITION    ACQUISITION                  A % OF
     SECURITY DESCRIPTION                 DATE          COST          VALUE     NET ASSETS
     -------------------------------------------------------------------------------------
     Conseco Finance Securitization
        Corporation 2002-2 A-IO        6/10/2002      237,654       187,989       0.15%

IO          Interest Only.
STRIPS      Separate Trading of Registered Interest and Principal Securities.
TBA         To be announced. Security on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specified mortgage pools are assigned. The total cost of securities purchased on a forward commitment basis was $9,787,141.
UNIT        More than one class of securities traded together.

                      SEE NOTES TO FINANCIAL STATEMENTS.                      39

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT


Pacific 0.9%
Cash & Other Net Assets 1.9%
Asia 30.6%                       SCHEDULE OF INVESTMENTS
[PIE CHART APPEARS HERE]         INTERNATIONAL EQUITY FUND
Central & South America 1.2%     DECEMBER 31, 2004
Africa 0.3%
Europe 65.1%

                                                                        U.S. $
                                                                       VALUE(A)
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------
COMMON STOCK 98.06%

AUSTRALIA 0.81%
   Amcor Ltd.                                               19,400   $      111
   National Australia Bank Ltd.                              9,151          205
                                                                     ----------
   Total                                                                    316
                                                                     ----------
BELGIUM 1.30%
   Fortis                                                   18,600          512
                                                                     ----------
BRAZIL 0.56%
   Petroleo Brasileiro SA ADR                                2,790          111
   Telecomunicacoes Brasileiras SA ADR                       3,400          109
                                                                     ----------
   Total                                                                    220
                                                                     ----------
DENMARK 1.21%
   Danske Bank A/S                                           9,400          287
   Novo-Nordisk A/S, Class B                                 3,487          190
                                                                     ----------
   Total                                                                    477
                                                                     ----------
FINLAND 1.52%
   M-real Oyj, Class B                                      21,600          137
   Nokia Oyj                                                 7,669          119
   Tietoenator Oyj                                           6,000          190
   UPM-Kymmene Oyj                                           6,862          151
                                                                     ----------
   Total                                                                    597
                                                                     ----------
FRANCE 10.30%
   Alcatel SA*                                              13,700          213
   AXA                                                       8,500          209
   BNP Paribas                                               2,500          181
   Bouygues                                                  5,200          239
   Carrefour SA                                              4,684          222
   France Telecom SA                                         5,779          190
   Lafarge SA                                                2,306          222
   Renault SA                                                1,200          100
   Sanofi-Aventis                                            7,850          625
   Schneider Electric SA                                     2,702          187
   Sodexho Alliance SA                                       6,700          202
   Thomson                                                   4,599          121
   Total SA                                                  3,113          679
   Valeo SA                                                  5,000          208
   Vinci SA                                                  1,250          167
   Vivendi Universal SA*                                     8,787          280
                                                                     ----------
   Total                                                                  4,045
                                                                     ----------
GERMANY 5.63%
   Bayerische Motoren Werke AG                               3,800          171
   Celesio AG                                                2,000          162
   Deutsche Bank AG                                          1,621          144
   Deutsche Boerse AG                                        1,620           97
   Deutsche Lufthansa AG*                                    8,190          117
   Deutsche Post AG                                         11,600          265
   Deutsche Postbank AG*                                     1,800           79
   Deutsche Telekom AG*                                     13,000          293
   E.ON AG                                                   2,000          181
   Fresenius Medical Care AG                                 1,700          137
   Heidelberger Druckmaschinen*                              2,300           78
   KarstadtQuelle AG                                         7,600           78
   Medion AG                                                 1,900           40
   SAP AG                                                      990          175
   Volkswagen AG                                             4,300          195
                                                                     ----------
   Total                                                                  2,212
                                                                     ----------
GREECE 0.53%
   Cosmote Mobile
      Telecommunications SA                                 10,500          209
                                                                     ----------
HONG KONG 2.37%
   Bank of East Asia Ltd.                                   30,800           96
   Cheung Kong Holdings Ltd.                                23,000          230
   China Mobile Hong Kong Ltd.                              95,700          327
   Citic Pacific Ltd.                                       10,100           29
   Sun Hung Kai Properties Ltd.                             16,500          165
   Television Broadcasts Ltd.                               18,000           83
                                                                     ----------
   Total                                                                    930
                                                                     ----------
HUNGARY 0.55%
   OTP Bank Rt GDR                                           3,500          214
                                                                     ----------
IRELAND 0.81%
   Bank of Ireland                                          19,300          318
                                                                     ----------
ISRAEL 0.35%
   Teva Pharmaceutical Industries
      Ltd. ADR                                               4,600          137
                                                                     ----------
ITALY 4.67%
   Banche Popolari Unite Scrl                                3,910           79
   Benetton Group SpA                                        7,000           92
   ENI SpA                                                  16,623          415
   Finmeccanica SpA                                        183,260          165
   Mediaset SpA                                             19,700          249
   Sanpaolo IMI SpA                                         14,700          210
   TIM SpA                                                  13,600          101
   UniCredito Italiano SpA                                  91,400          524
                                                                     ----------
   Total                                                                  1,835
                                                                     ----------

40                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INTERNATIONAL EQUITY FUND
DECEMBER 31, 2004

                                                                        U.S. $
                                                                       VALUE(A)
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------
JAPAN 23.30%
   77 Bank Ltd. (The)                                       22,000   $      155
   Aeon Company Ltd.                                        11,000          183
   Ajinomoto Company, Inc.                                  19,000          226
   Alps Electric Company Ltd.                                7,200          108
   Canon, Inc.                                               3,500          190
   Credit Saison Company Ltd.                                5,800          212
   Dentsu, Inc.                                                 43          116
   Ebara Corporation                                        40,000          185
   Fuji Heavy Industries Ltd.                               20,900          102
   Fuji Photo Film Company Ltd.                              4,600          170
   Funai Electric Company Ltd.                                 900          112
   Honda Motor Company Ltd.                                  4,200          219
   Kaneka Corporation                                       31,000          350
   Kao Corporation                                           6,000          153
   KDDI Corporation                                             28          151
   Keyence Corporation                                       1,000          224
   Kuraray Company Ltd.                                     11,500          103
   Lawson, Inc.                                              3,500          129
   Mabuchi Motor Company Ltd.                                2,400          173
   Matsumotokiyoshi Company Ltd.                             4,300          122
   Minebea Company Ltd.                                     33,000          144
   Mitsui & Company Ltd.                                    17,000          153
   Murata Manufacturing Company Ltd.                         6,100          341
   Nippon Express Company Ltd.                              48,200          238
   Nippon Oil Corporation                                   55,000          352
   Nippon Paper Group, Inc.                                     50          225
   Nippon Steel Corporation                                 94,000          230
   Nippon Telegraph & Telephone Corporation                     29          131
   Nissan Motor Company Ltd.                                24,000          263
   NTT DoCoMo, Inc.                                            125          230
   Olympus Corporation                                       4,700          100
   Omron Corporation                                         8,000          190
   Rinnai Corporation                                        5,800          155
   Rohm Company Ltd.                                         1,800          186
   Seino Transportation Company Ltd.                        14,000          131
   Sekisui House Ltd.                                       13,000          151
   Shimachu Company Ltd.                                     5,500          136
   Shin-Etsu Chemical Company Ltd.                           5,100          209
   Shiseido Company Ltd.                                     6,100           88
   Showa Shell Sekiyu KK                                    20,000          182
   Skylark Company Ltd.                                      8,900          152
   Sohgo Security Services Company Ltd.                      4,800           70
   Sumitomo Bakelite Company Ltd.                           18,000          113
   Sumitomo Chemical Company Ltd.                           22,000          108
   Sumitomo Mitsui Financial Group, Inc.                        26          190
   Suzuki Motor Corporation                                 18,600          339
   Takeda Pharmaceutical Company Ltd.                        4,100          206
   Takefuji Corporation                                      2,610          176
   TDK Corporation                                             950           71
   THK Company Ltd.                                         10,500          208
   Toyoda Gosei Company Ltd.                                 1,000           20
   Toyota Motor Corporation                                  2,700          111
   Yamaha Motor Company Ltd.                                11,200          168
                                                                     ----------
   Total                                                                  9,150
                                                                     ----------
MEXICO 0.61%
   Coca-Cola Femsa SA de CV ADR                              4,900          116
   Telefonos de Mexico SA de CV ADR                          3,200          123
                                                                     ----------
   Total                                                                    239
                                                                     ----------
NETHERLANDS 6.38%
   ABN AMRO Holding NV                                       5,000          132
   Aegon NV                                                 12,700          172
   ASML Holding NV*                                         10,000          159
   DSM NV                                                      600           39
   Heineken NV                                               5,680          188
   ING Groep NV                                             10,400          313
   Koninklijke Ahold NV*                                    29,000          224
   Koninklijke Philips Electronics NV                        8,000          211
   Royal Dutch Petroleum Company                            10,000          572
   Unilever NV                                               1,550          103
   Wolters Kluwer NV                                        19,600          391
                                                                     ----------
   Total                                                                  2,504
                                                                     ----------
NEW ZEALAND 0.07%
   Carter Holt Harvey Ltd.                                  19,300           29
                                                                     ----------
NORWAY 0.06%
   Norsk Hydro ASA                                             300           24
                                                                     ----------
PORTUGAL 0.17%
   Energias de Portugal SA                                  22,500           68
                                                                     ----------
RUSSIA 0.28%
   Mobile Telesystems ADR                                      800          111
                                                                     ----------
SINGAPORE 2.39%
   DBS Group Holdings Ltd.                                  38,200          377
   Singapore Press Holdings Ltd.                            70,000          197
   Singapore Technologies
      Engineering Ltd.                                      38,000           54
   United Overseas Bank Ltd.                                36,900          312
                                                                     ----------
   Total                                                                    940
                                                                     ----------
SOUTH AFRICA 0.31%
   Nedcor Ltd.                                               8,800          121
                                                                     ----------
SOUTH KOREA 1.08%
   Korea Electric Power
      Corporation ADR                                        8,800          116
   KT Corporation ADR                                        5,300          116

                      SEE NOTES TO FINANCIAL STATEMENTS.                      41

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

INTERNATIONAL EQUITY FUND
DECEMBER 31, 2004

                                                                        U.S. $
                                                                       VALUE(A)
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------
   POSCO ADR                                                   600   $       27
   SK Telecom Company Ltd. ADR                               7,341          163
                                                                     ----------
   Total                                                                    422
                                                                     ----------
SPAIN 2.89%
   ACS Actividades Cons y Serv                               6,700          152
   Banco Bilbao Vizcaya Argentaria SA                       11,800          209
   Banco Sabadell SA                                         6,100          142
   Endesa SA                                                11,000          256
   Indra Sistemas SA                                         9,000          153
   Repsol YPF SA                                             8,662          224
                                                                     ----------
   Total                                                                  1,136
                                                                     ----------

SWEDEN 2.99%
   Autoliv, Inc.                                             4,900          233
   Electrolux AB, Series B                                   8,100          185
   Nordea Bank AB                                           22,800          229
   Securitas AB, Class B                                     8,300          142
   Skandia Forsakrings AB                                   49,111          243
   Telefonaktiebolaget LM
      Ericsson Class B*                                     44,866          141
                                                                     ----------
   Total                                                                  1,173
                                                                     ----------
SWITZERLAND 7.19%
   Clariant AG                                               8,200          131
   Julius Baer Holding AG, Class B                             400          120
   Lonza Group AG                                            3,200          179
   Nestle SA                                                 1,878          489
   Novartis AG                                              14,100          707
   Roche Holding AG                                          2,678          306
   Swiss Reinsurance                                         2,700          192
   UBS AG                                                    5,000          418
   Zurich Financial Services AG                              1,700          282
                                                                     ----------
   Total                                                                  2,824
                                                                     ----------
TAIWAN 0.31%
   United Microelectronics
      Corporation ADR*                                      34,600          122
                                                                     ----------
THAILAND 0.55%
   Advanced Info Service plc                                76,000          217
                                                                     ----------
UNITED KINGDOM 18.87%
   Anglo American plc                                        5,900          139
   Aviva plc                                                17,800          214
   BAA plc                                                   9,600          107
   BAE Systems plc                                          26,900          119
   Barclays plc                                             40,600          457
   Berkeley Group Holdings plc UNIT                          8,700          135
   BHP Billiton plc                                         22,000          257
   BOC Group plc                                             5,800          110
   Boots Group plc                                          12,052          151
   BP plc                                                   33,400          324
   BT Group plc                                             57,600          224
   Bunzl plc                                                17,400          145
   Centrica plc                                             20,520           93
   Compass Group plc                                        42,000          198
   Diageo plc                                               16,633          237
   easyJet plc*                                             26,600           96
   Emap plc                                                 11,000          172
   EMI Group plc                                            41,000          208
   GKN plc                                                  52,700          239
   GlaxoSmithKline plc                                      32,376          759
   HSBC Holdings plc                                        20,546          345
   J Sainsbury plc                                          30,000          155
   Legal & General Group plc                               112,000          235
   Lloyds TSB Group plc                                     15,900          144
   Marks & Spencer Group plc                                11,000           72
   Rexam plc                                                10,800           95
   Rio Tinto plc                                             8,300          244
   Royal Bank of Scotland Group plc                          7,700          258
   Scottish & Newcastle plc                                 29,800          248
   Scottish Power plc                                          800            6
   Shell Transport & Trading Company plc                    68,663          586
   Standard Chartered plc                                   10,000          185
   Unilever plc                                             18,000          176
   Vodafone Group plc                                       31,689           86
   WPP Group plc                                            17,600          193
                                                                     ----------
   Total                                                                  7,412
                                                                     ----------
TOTAL COMMON STOCKS
   (cost $34,294,429)                                                    38,514
                                                                     ----------

42                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2004


                                                                        U.S. $
                                                                       VALUE(A)
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.38%

REPURCHASE AGREEMENT 0.38%
   Repurchase Agreement dated
      12/31/2004, 1.30% due
      1/3/2005 with State Street
      Bank & Trust Co.
      collateralized by $110,000
      of U.S. Treasury Bonds
      at 12.50% due 8/15/2014;
      value: $156,475;
      proceeds: $151,016
      (cost $151,000)                                   $      151   $      151
                                                                     ----------

TOTAL INVESTMENTS IN
  SECURITIES 98.44%
   (cost $34,445,429)                                                    38,665
                                                                     ----------

CASH AND OTHER ASSETS
  IN EXCESS OF LIABILITIES 1.56%                                            611
                                                                     ----------

NET ASSETS 100.00%                                                   $   39,276
                                                                     ----------

*           Non-income producing during the year ended
            December 31, 2004, as this security did not pay
            dividends.
(a)         Fair Valued Securities - See Note 2A
ADR         American Depository Receipt
GDR         Global Depository Receipt
UNIT        More than one class of securities traded together.

SECURITIES PRESENTED BY INDUSTRY:

Aerospace & Defense                                                        0.86%
Air Freight & Couriers                                                     0.68%
Airlines                                                                   0.54%
Auto Components                                                            1.78%
Automobiles                                                                4.25%
Banks                                                                     14.24%
Beverages                                                                  2.01%
Chemicals                                                                  3.42%
Commercial Services & Supplies                                             0.91%
Communications Equipment                                                   1.20%
Construction & Engineering                                                 0.81%
Construction Materials                                                     0.56%
Containers & Packaging                                                     0.53%
Distributors                                                               0.10%
Diversified Financial Services                                             4.70%
Diversified Telecommunication Services                                     3.02%
Electric Utilities                                                         1.60%
Electrical Equipment                                                       0.48%
Electronic Equipment & Instruments                                         2.42%
Food & Drug Retailing                                                      0.64%
Food & Staples Retailing                                                   1.92%
Food Products                                                              2.53%
Gas Utilities                                                              0.24%
Health Care Equipment & Supplies                                           0.26%
Health Care Providers & Services                                           0.76%
Hotels, Restaurants & Leisure                                              1.41%
Household Durables                                                         2.38%
Household Products                                                         0.39%
Industrial Conglomerates                                                   0.07%
Information Technology Consulting & Services                               0.87%
Insurance                                                                  3.94%
Leisure Equipment & Products                                               0.43%
Machinery                                                                  1.56%
Media                                                                      4.81%
Metal & Mining                                                             2.28%
Multiline Retail                                                           0.85%
Office Electronics                                                         0.48%
Oil & Gas                                                                  8.83%
Paper & Forest Products                                                    1.38%
Personal Products                                                          0.22%
Pharmaceuticals                                                            7.46%
Real Estate                                                                1.35%
Repurchase Agreement                                                       0.38%
Road & Rail                                                                0.94%
Semiconductor Equipment & Products                                         1.58%
Software                                                                   0.45%
Specialty Retail                                                           0.35%
Textiles & Apparel                                                         0.24%
Trading Companies & Distributors                                           0.39%
Transportation Infrastructure                                              0.27%
Wireless Telecommunication Services                                        4.67%
                                                                     ----------
Total                                                                     98.44%
                                                                     ----------

                      SEE NOTES TO FINANCIAL STATEMENTS.                      43

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

Commercial Paper 6.3%
Cash & Other Net Assets 4.5%    SCHEDULE OF INVESTMENTS
[PIE CHART APPEARS HERE]        SHORT-TERM INVESTMENT FUND
Corporate 14.2%                 DECEMBER 31, 2004
U.S. Government 75.0%


                                                                                                       PRINCIPAL
                                                                                        MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS/NOTES 14.19%

BANKS 0.63%
   Bank of America NA(a)                                                    2.30%       2/16/2005      $        20      $    20,000
                                                                                                                        -----------
DIVERSIFIED FINANCIALS 1.17%
   Caterpillar Financial Services Corporation                               4.00%       2/15/2005               37           37,058
                                                                                                                        -----------
ELECTRIC 1.28%
   Consolidated Edison Company of New York                                 6.625%        7/1/2005               40           40,737
                                                                                                                        -----------
FINANCE 6.70%
   Bayerische Landesbank                                                   4.125%       1/14/2005               50           51,270
   CIT Group, Inc.                                                          7.25%       8/15/2005               40           41,036
   Citigroup, Inc.(a)                                                       2.28%        2/7/2005               40           39,995
   FleetBoston Financial Corporation                                        7.25%       9/15/2005               10           10,290
   General Electric Capital Corporation                                     8.85%        4/1/2005               40           40,606
   National Rural Utilities Cooperative
      Finance Corporation(a)                                                2.61%        2/7/2005               30           30,007
                                                                                                                        -----------
   Total                                                                                                                    213,204
                                                                                                                        -----------
INDUSTRIAL 4.41%
   Boeing Company                                                          7.875%       2/15/2005               50           50,309
   Merck & Company, Inc., Series E                                         4.125%       1/18/2005               30           30,011
   Pacific Bell                                                             6.25%        3/1/2005               20           20,116
   Wal-Mart Stores, Inc.(a)                                                2.296%       2/22/2005               40           39,991
                                                                                                                        -----------
   Total                                                                                                                    140,427
                                                                                                                        -----------
TOTAL CORPORATE BONDS/NOTES (cost $451,473)                                                                                 451,426
                                                                                                                        -----------
U.S. GOVERNMENT BONDS/NOTES 74.99%

U.S. GOVERNMENT AGENCIES 8.16%
   Federal Home Loan Bank                                                  2.306%        2/2/2005              100           99,796
   Federal Home Loan Bank                                                  2.326%       1/14/2005              160          159,866
                                                                                                                        -----------
   Total                                                                                                                    259,662
                                                                                                                        -----------
U.S. GOVERNMENT SPONSORED
  ENTERPRISES 63.71%
   Federal Home Loan Mortgage Corp.                                        1.958%        3/1/2005              100           99,682
   Federal Home Loan Mortgage Corp.                                        2.037%        1/4/2005               50           49,991
   Federal Home Loan Mortgage Corp.                                        2.085%        5/3/2005              100           99,160
   Federal Home Loan Mortgage Corp.                                        2.254%       7/26/2005              100           98,498
   Federal Home Loan Mortgage Corp.                                        2.264%        8/5/2005              100           98,389
   Federal Home Loan Mortgage Corp.                                        2.273%       1/11/2005              100           99,937
   Federal Home Loan Mortgage Corp.                                        2.287%        2/3/2005              100           99,791
   Federal Home Loan Mortgage Corp.                                        2.306%        2/1/2005              100           99,802
   Federal National Mortgage Assoc                                         1.966%       2/18/2005               25           24,935
   Federal National Mortgage Assoc                                         2.033%       4/29/2005              110          109,135

44                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)
SHORT-TERM INVESTMENT FUND
DECEMBER 31, 2004

                                                                                                       PRINCIPAL
                                                                                        MATURITY         AMOUNT
INVESTMENTS                                                                 RATE          DATE           (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   Federal National Mortgage Assoc                                         2.082%       4/29/2005      $        14      $    13,890
   Federal National Mortgage Assoc                                         2.154%        1/3/2005               20           19,998
   Federal National Mortgage Assoc                                         2.168%       1/19/2005              300          299,676
   Federal National Mortgage Assoc                                         2.184%        1/5/2005               26           25,994
   Federal National Mortgage Assoc                                         2.255%       1/18/2005               60           59,936
   Federal National Mortgage Assoc                                         2.255%       1/19/2005               40           39,955
   Federal National Mortgage Assoc                                         2.264%       1/21/2005              200          199,749
   Federal National Mortgage Assoc                                         2.273%       1/12/2005              100           99,931
   Federal National Mortgage Assoc                                         2.294%       8/19/2005              100           98,284
   Federal National Mortgage Assoc                                         2.316%       1/27/2005               20           19,967
   Federal National Mortgage Assoc                                         2.387%        2/4/2005              100           99,775
   Federal National Mortgage Assoc                                         2.397%        3/9/2005               71           70,700
   Federal National Mortgage Assoc.(a)                                      2.46%       3/23/2005              100           99,995
                                                                                                                        -----------
   Total                                                                                                                  2,027,170
                                                                                                                        -----------
U.S. TREASURY 3.12%
   U.S. Treasury Note                                                      1.625%       9/30/2005              100           99,262
                                                                                                                        -----------
TOTAL U.S. GOVERNMENT BONDS/NOTES (cost $2,387,611)                                                                       2,386,094
                                                                                                                        -----------
COMMERCIAL PAPER 6.28%
   American Honda Financial Corporation                                    2.304%       1/18/2005              100           99,891
   Barclays U.S. Funding LLC                                                2.50%        1/3/2005              100           99,988
                                                                                                                        -----------
TOTAL COMMERCIAL PAPER (cost $199,879)                                                                                      199,879
                                                                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES 95.46% (cost $3,038,963)                                                                  3,037,399
                                                                                                                        -----------
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES 4.54%                                                                                                         144,369
                                                                                                                        -----------
NET ASSETS 100.00%                                                                                                      $ 3,181,768
                                                                                                                        -----------

(a) Variable rate security. The interest rate represents the rate at December 31, 2004.

                      SEE NOTES TO FINANCIAL STATEMENTS.                      45

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

Cash & Other Net Assets 2.1%    SCHEDULE OF INVESTMENTS
[PIE CHART APPEARS HERE]        SMALL CAP GROWTH FUND
Common Stock 97.9%              DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------
COMMON STOCKS 97.89%

AEROSPACE & DEFENSE 0.33%
   Herley Industries, Inc.*                                  9,000   $      183
                                                                     ----------
AIRLINES 0.26%
   ExpressJet Holdings, Inc.*                               11,500          148
                                                                     ----------
BANKS 1.54%
   Bank of the Ozarks, Inc.                                  1,000           34
   Cascade Bancorp                                           4,575           93
   Glacier Bancorp, Inc.                                     1,957           67
   iPayment, Inc.*                                           1,200           59
   Nara Bancorp, Inc.                                        1,700           36
   Placer Sierra Bancshares                                  9,700          276
   Silicon Valley Bancshares*                                6,700          300
                                                                     ----------
   Total                                                                    865
                                                                     ----------
BIOTECHNOLOGY 7.31%
   Alkermes, Inc.*                                           8,800          124
   Arqule, Inc.*                                             3,000           17
   Axonyx, Inc.*                                             7,100           44
   Cell Genesys, Inc.*                                      30,528          247
   Charles River Laboratories International, Inc.*           4,368          201
   Corixa Corporation*                                      26,300           96
   Cubist Pharmaceuticals, Inc.*                            23,800          281
   deCODE genetics, Inc.*(a)                                18,400          144
   Dendreon Corporation*                                    24,500          264
   Digene Corporation*                                       5,500          144
   Exact Sciences Corporation*                              37,900          145
   Genitope Corporation*                                    10,900          186
   Gen-Probe, Inc.*                                          5,900          267
   Isis Pharmaceuticals, Inc.*                              30,800          182
   Kosan Biosciences, Inc.*                                 11,300           78
   La Jolla Pharmaceutical Company*                         32,000           53
   Medarex, Inc.*                                           35,300          380
   Nabi Biopharmaceuticals*                                 34,500          505
   Nuvelo, Inc.*                                             1,079           11
   OraSure Technologies, Inc.*                              13,300           89
   Telik, Inc.*                                             13,200          253
   Third Wave Technologies, Inc.*                           34,900          300
   Vasogen, Inc.*(a)                                        11,300           58
   Viropharma, Inc.*                                        13,400           44
                                                                     ----------
   Total                                                                  4,113
                                                                     ----------

CHEMICALS 1.66%
   Agrium, Inc.(a)                                          10,400          175
   Airgas, Inc.                                             13,800          366
   Headwaters, Inc.*                                         3,500          100
   Symyx Technologies*                                       9,800          294

                                                                     ----------
   Total                                                                    935
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES 9.59%
   CDI Corporation                                           9,500   $      203
   Charles River Associates, Inc.*                           3,000          140
   Corinthian Colleges, Inc.*                               15,000          283
   Corporate Executive Board Company                         4,873          326
   CoStar Group, Inc.*                                       3,100          143
   DiamondCluster International, Inc.*                      30,200          433
   Education Management Corporation*                         6,900          228
   Gevity HR, Inc.                                           4,600           95
   Heidrick & Struggles International, Inc.*                 9,891          339
   Huron Consulting Group, Inc.*                            13,100          291
   Labor Ready, Inc.*                                       13,549          229
   Laureate Education, Inc.*                                20,500          904
   Learning Tree International, Inc.*                       16,450          220
   Navigant Consulting, Inc.*                               33,000          878
   Strayer Education, Inc.                                   2,600          285
   Tetra Tech, Inc.*                                         7,600          127
   Watson Wyatt & Company Holdings                          10,200          275
                                                                     ----------
   Total                                                                  5,399
                                                                     ----------

COMMUNICATIONS EQUIPMENT 3.38%
   Alvarion Ltd.*(a)                                        16,500          219
   Emulex Corporation*                                       9,900          167
   Harmonic, Inc.*                                          10,400           87
   Kanbay International, Inc.*                              15,200          476
   Packeteer, Inc.*                                         13,500          195
   Polycom, Inc.*                                           30,500          711
   Sonus Networks, Inc.*                                     8,100           46
                                                                     ----------
   Total                                                                  1,901
                                                                     ----------
COMPUTERS & PERIPHERALS 4.36%
   Advanced Digital Information Corporation*                24,000          240
   Immersion Corporation*                                   37,288          272
   Iomega Corporation*                                      44,800          248
   Komag, Inc.*                                              9,800          184
   McData Corporation, Class A*                             63,180          376
   Pinnacle Systems, Inc.*                                  47,800          292
   Stratasys, Inc.*                                         10,350          347
   Synaptics, Inc.*                                          9,700          297
   Western Digital Corporation*                             18,500          201
                                                                     ----------
   Total                                                                  2,457
                                                                     ----------
CONSTRUCTION & ENGINEERING 0.31%
   Jacobs Engineering Group, Inc.*                           3,700          177
                                                                     ----------

46                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SMALL CAP GROWTH FUND
DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------
DISTRIBUTORS 0.35%
   Beacon Roofing Supply, Inc.*                             10,000   $      199
                                                                     ----------
DIVERSIFIED FINANCIALS 3.83%
   Affiliated Managers Group*                                8,000          542
   Commercial Capital Bancorp, Inc.                         17,133          397
   E*Trade Financial Corporation*                           48,000          717
   Encore Capital Group, Inc.*                               6,300          150
   Euronet Worldwide, Inc.*                                  6,800          177
   Greenhill & Company, Inc.                                 2,600           75
   United PanAm Financial Corporation*                       5,100           97
                                                                     ----------
   Total                                                                  2,155
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.39%
   Active Power, Inc.*                                       8,000           37
   Aeroflex, Inc.*                                          17,600          213
   Cognex Corporation                                        4,900          137
   Identix, Inc.*                                            7,000           52
   Radisys Corporation*                                     10,100          198
   Rogers Corporation*                                         800           34
   TTM Technologies, Inc.*                                   7,200           85
   Universal Display Corporation*                            2,900           26
                                                                     ----------
   Total                                                                    782
                                                                     ----------
ENERGY EQUIPMENT & SERVICES 2.20%
   Cal Dive International, Inc.*                             5,600          228
   Key Energy Services, Inc.*                               34,618          409
   Oceaneering International, Inc.*                          4,900          183
   Tetra Technologies, Inc.*                                14,700          416
                                                                     ----------
   Total                                                                  1,236
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES 4.71%
   Advanced Medical Optics, Inc.*                            5,800          239
   Align Technology, Inc.*                                   8,500           91
   Aspect Medical Systems, Inc.*                             7,600          186
   Bruker BioSciences Corporation*                          15,000           61
   Cardiodynamics International Corporation*                17,800           92
   CTI Molecular Imaging, Inc.*                             16,600          236
   EPIX Pharmaceuticals, Inc.*                               8,200          147
   Hologic, Inc.*                                           15,600          428
   Intralase Corporation*                                    4,400          103
   NuVasive, Inc.*                                           7,200           74
   Orthologic Corporation*                                  28,100          176
   SonoSite, Inc.*                                           5,700          193
   Transgenomic, Inc.*                                      14,400           17
   Vnus Medical Technologies, Inc.*                          5,800           78
   Wilson Greatbatch Technologies, Inc.*                    12,700          285
   Wright Medical Group, Inc.*                               8,567          244
                                                                     ----------
   Total                                                                  2,650
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES 3.28%
   Accredo Health, Inc.*                                     6,200          172
   Alliance Imaging, Inc.*                                  12,300          138
   Beverly Enterprises, Inc.*                               16,300          149
   CryoLife, Inc.*                                          32,000          226
   First Horizon Pharmaceutical Corporation*                 7,300          167
   LabOne, Inc.*                                             1,800           58
   LifePoint Hospitals, Inc.*                                5,200          181
   Odyssey HealthCare, Inc.*                                 2,500           34
   PainCare Holdings, Inc.*                                 19,000           58
   Pediatrix Medical Group, Inc.*                            1,500           96
   Pharmaceutical Product Development, Inc.*                 4,600          190
   Symbion, Inc.*                                            8,100          179
   TLC Vision Corporation*(a)                               19,060          199
                                                                     ----------
   Total                                                                  1,847
                                                                     ----------
HOTELS,RESTAURANTS & LEISURE 2.47%
   Argosy Gaming Company*                                    3,000          140
   BJ's Restaurants, Inc.*                                   2,100           29
   Buffalo Wild Wings, Inc.*                                 2,000           70
   Panera Bread Company, Class A*                            5,800          234
   Rare Hospitality International, Inc.*                     4,200          134
   Red Robin Gourmet Burgers, Inc.*                          3,800          203
   Ruby Tuesday, Inc.                                        2,400           63
   Scientific Games Corporation, Class A*                    8,700          207
   Texas Roadhouse, Inc., Class A*                           3,500          103
   Vail Resorts, Inc.*                                       9,300          209
                                                                     ----------
   Total                                                                  1,392
                                                                     ----------
HOUSEHOLD DURABLES 1.13%
   Meritage Homes Corporation*                               2,600          293
   WCI Communities, Inc.*                                   11,600          341
                                                                     ----------
   Total                                                                    634
                                                                     ----------
INFORMATION TECHNOLOGY SERVICES 3.26%
   answerthink, Inc.*                                       22,800          106
   BISYS Group, Inc. (The)*                                 19,415          319
   CSG Systems International*                                2,500           47
   Global Payments, Inc.                                     3,400          199
   Lionbridge Technologies*                                 12,300           83
   MAXIMUS, Inc.*                                            4,500          140
   MPS Group, Inc.*                                         22,900          281
   Sapient Corporation*                                      2,800           22
   SRA International, Inc., Class A*                         6,700          430
   Titan Corporation*                                       12,800          207
                                                                     ----------
   Total                                                                  1,834
                                                                     ----------

                      SEE NOTES TO FINANCIAL STATEMENTS.                      47

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SMALL CAP GROWTH FUND
DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------

INSURANCE 0.18%
   Platinum Underwriters
      Holdings Ltd.(a)                                       3,200   $      100
                                                                     ----------
INTERNET & CATALOG RETAIL 0.47%
   Blue Nile, Inc.*                                          3,500           97
   GSI Commerce, Inc.*                                       9,600          170
                                                                     ----------
   Total                                                                    267
                                                                     ----------
INTERNET SOFTWARE & SERVICES 4.36%
   Corillian Corporation*                                   31,694          156
   Digitas, Inc.*                                           73,640          703
   DoubleClick, Inc.*                                       40,800          318
   Homestore, Inc.*                                         40,400          123
   Imergent, Inc.*                                           6,300           95
   Jupitermedia Corporation*                                 4,600          109
   LivePerson, Inc.*                                        12,300           39
   Motive, Inc.*                                             6,000           68
   Niku Corporation*                                         6,400          129
   Openwave Systems, Inc.*                                   9,000          139
   Sina Corporation*(a)                                      4,400          141
   SonicWALL, Inc.*                                         43,800          277
   Trizetto Group*                                           7,800           74
   WebEx Communications, Inc.*                               3,400           81
                                                                     ----------
   Total                                                                  2,452
                                                                     ----------
LEISURE EQUIPMENT & PRODUCTS 0.39%
   Build-A-Bear Workshop, Inc.*                              1,100           39
   Marvel Enterprises, Inc.*                                 8,800          180
                                                                     ----------
   Total                                                                    219
                                                                     ----------
MACHINERY 1.01%
   Actuant Corporation, Class A*                             1,600           83
   Bucyrus International, Inc., Class A                      4,400          179
   Flowserve Corporation*                                   11,100          306
                                                                     ----------
   Total                                                                    568
                                                                     ----------
MEDIA 3.03%
   aQuantive, Inc.*                                         24,100          215
   Harris Interactive, Inc.*                                 5,800           46
   Lions Gate Entertainment Corporation*(a)                 43,700          464
   Playboy Enterprises, Inc., Class B*                      18,570          228
   Radio One, Inc., Class D*                                14,700          237
   Spanish Broadcasting System, Class A*                    25,800          273
   Tivo, Inc.*                                              40,900          240
                                                                     ----------
   Total                                                                  1,703
                                                                     ----------
METAL & MINING 1.90%
   Arch Coal, Inc.                                           7,700          274
   Foundation Coal Holdings, Inc.*                           2,800           65
   GrafTech International Ltd.*                             28,600          270
   Massey Energy Company                                     7,200          252
   Quanex Corporation                                        2,400          164
   Steel Dynamics, Inc.                                      1,200           46
                                                                     ----------
   Total                                                                  1,071
                                                                     ----------
MULTILINE RETAIL 0.66%
   99 Cents Only Stores*                                    11,900          193
   Fred's, Inc.                                              4,900           85
   Tuesday Morning Corporation*                              3,000           92
                                                                     ----------
   Total                                                                    370
                                                                     ----------
OFFICE FURNISHINGS 0.12%
   Knoll, Inc.*                                              4,000           70
                                                                     ----------
OIL & GAS 1.99%
    Brigham Exploration Company*                             2,300           21
    Denbury Resources, Inc.*                                 9,400          258
    Energy Partners Ltd.*                                    5,300          107
    Forest Oil Corporation*                                  5,600          178
    KCS Energy, Inc.*                                       13,300          196
    Pioneer Drilling Company*                               10,200          103
    Range Resources Corporation                              6,200          127
    Remington Oil & Gas Corporation*                         4,774          130
                                                                     ----------
    Total                                                                 1,120
                                                                     ----------
PAPER & FOREST PRODUCTS 0.30%
   Pope & Talbot, Inc.                                      10,000          171
                                                                     ----------

PHARMACEUTICALS 5.80%
   Andrx Corporation*                                        9,100          199
   Columbia Laboratories, Inc.*                              3,200            8
   Depomed, Inc.*                                           24,500          132
   Discovery Laboratories, Inc.*                             1,500           12
   Dov Pharmaceutical, Inc.*                                11,900          215
   Guilford Pharmaceuticals, Inc.*                          13,700           68
   Impax Laboratories, Inc.*                                17,100          271
   Ligand Pharmaceuticals, Inc., Class B*                    9,700          113
   Medicis Pharmaceutical Corporation, Class A              10,840          381
   Nektar Therapeutics*                                     28,400          575
   NitroMed, Inc.*                                          13,100          349
   Pain Therapeutics, Inc.*                                  7,400           53
   Par Pharmaceutical Companies., Inc.*                      1,469           61
   Pharmion Corporation*                                     6,300          266
   Renovis, Inc.*                                            6,800           98
   Salix Pharmaceuticals Ltd.*                              14,000          246
   Taro Pharmaceuticals Industries*(a)                       6,400          218
                                                                     ----------
   Total                                                                  3,265
                                                                     ----------

48                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SMALL CAP GROWTH FUND
DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS 1.10%
   Friedman Billings Ramsey
      Group, Inc., Class A                                   6,800   $      132
   Global Signal, Inc.                                       5,400          149
   NorthStar Realty Finance Corporation*                     5,700           65
   Redwood Trust, Inc.                                       2,100          130
   Saxon Capital, Inc.                                       6,000          144
                                                                     ----------
   Total                                                                    620
                                                                     ----------
ROAD & RAIL 0.47%
   Laidlaw International, Inc.*                              4,560           98
   Werner Enterprises, Inc.                                  7,400          167
                                                                     ----------
   Total                                                                    265
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 11.03%
   Altera Corporation*                                      11,500          238
   ATMI, Inc.*                                              12,500          282
   August Technology Corporation*                            8,900           94
   Brooks Automation, Inc.*                                 21,400          369
   Cabot Microelectronics Corporation*                       1,400           56
   Cirrus Logic, Inc.*                                      26,800          148
   Credence Systems Corporation*                            28,320          259
   Cymer, Inc.*                                              8,100          239
   Electroglas, Inc.*                                        5,100           24
   Exar Corporation*                                         7,400          105
   FEI Company*                                             17,400          365
   Genesis Microchip, Inc.*                                 24,600          399
   Integrated Circuit Systems, Inc.*                         6,200          130
   Lattice Semiconductor Corporation*                       93,400          532
   Leadis Technology, Inc.*                                  3,500           37
   Microsemi Corporation*                                   12,600          219
   Mykrolis Corporation*                                    13,800          196
   Pixelworks, Inc.*                                        44,500          505
   PLX Technology, Inc.*                                    16,600          173
   Rudolph Technologies, Inc.*                              25,180          432
   Semtech Corporation*                                      8,700          190
   Sigmatel, Inc.*                                           6,500          231
   Sirf Technology Holdings, Inc.*                           7,100           90
   Skyworks Solutions, Inc.*                                25,500          240
   STATS ChipPAC Ltd. ADR*                                  15,734           96
   Trident Microsystems, Inc.*                               1,000           17
   Triquint Semiconductor, Inc.*                            61,200          272
   Ultra Clean Holdings*                                    12,400           75
   Zoran Corporation*                                       16,900          196
                                                                     ----------
   Total                                                                  6,209
                                                                     ----------
SOFTWARE 7.17%
   Altiris, Inc.*                                            4,300          152
   Ascential Software Corporation*                          13,700          223
   BakBone Software, Inc.*(a)                               61,300           56
   Blackboard, Inc.*                                         7,800          116
   Borland Software Corporation*                            33,500          391
   Bottomline Technologies, Inc.*                            4,400           64
   Concur Technologies, Inc.*                                9,100           81
   Digimarc Corporation*                                    25,400          237
   Hyperion Solutions Corporation*                           3,300          154
   Intervideo, Inc.*                                         2,800           37
   Jack Henry & Associates, Inc.                            12,000          239
   Lawson Software, Inc.*                                   24,375          168
   Macrovision Corporation*                                  3,300           85
   Manhattan Associates, Inc.*                               5,600          134
   Mentor Graphics Corporation*                              8,600          131
   Micromuse, Inc.*                                         40,300          224
   Napster, Inc.*                                            2,300           22
   Onyx Software Corporation*                                8,875           28
   Open Solutions, Inc.*                                     3,000           78
   Progress Software Corporation*                            8,000          187
   RSA Security, Inc.*                                       7,000          140
   Secure Computing Corporation*                            12,300          123
   SkillSoft plc ADR*                                       35,782          202
   Sonic Solutions, Inc.*                                    6,600          148
   SS&C Technologies, Inc.                                  14,200          293
   Take-Two Interactive Software, Inc.*                      2,800           97
   TradeStation Group, Inc.*                                15,700          110
   Verity, Inc.*                                             8,600          113
                                                                     ----------
   Total                                                                  4,033
                                                                     ----------
SPECIALTY RETAIL 4.53%
   America's Car Mart, Inc.*                                 9,400          357
   Cache, Inc.*                                              3,400           61
   Christopher & Banks Corporation                           7,300          135
   Cost Plus, Inc.*                                          4,600          148
   Hibbett Sporting Goods, Inc.*                             9,550          254
   HOT Topic, Inc.*                                         34,850          599
   Linens 'N Things, Inc.*                                   4,600          114
   Too, Inc.*                                               19,200          470
   West Marine, Inc.*                                       16,700          413
                                                                     ----------
   Total                                                                  2,551
                                                                     ----------
TEXTILES & APPAREL 1.85%
   Carter's, Inc.*                                           7,700          262
   Kenneth Cole Productions, Inc., Class A                   5,300          163
   Phillips-Van Heusen                                       7,000          189
   Quiksilver, Inc.*                                        10,400          310
   Reebok International Ltd.                                 2,700          119
                                                                     ----------
   Total                                                                  1,043
                                                                     ----------
THRIFTS & MORTGAGE FINANCE 0.17%
   Sterling Financial Corporation*                           2,376           93
                                                                     ----------
TOTAL COMMON STOCKS                                                      55,097
   (cost $47,082,957)                                                ----------

                      SEE NOTES TO FINANCIAL STATEMENTS.                      49

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)
SMALL CAP GROWTH FUND
DECEMBER 31, 2004


                                                         PRINCIPAL
                                                           AMOUNT       VALUE
INVESTMENTS                                                (000)        (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.42%

U.S. GOVERNMENT 1.42% U.S. Treasury Bill 1.703%
     due 2/3/2005
     (cost $798,753)                                    $      800   $      799
                                                                     ----------

   TOTAL INVESTMENTS IN
     SECURITIES 99.31%
     (cost $47,881,710)                                                  55,896
                                                                     ----------

   CASH AND OTHER ASSETS
     IN EXCESS OF LIABILITIES 0.69%                                         390
                                                                     ----------

   NET ASSETS 100.00%                                                $   56,286
                                                                     ----------

* Non-income producing during the year ended December 31, 2004, as this security did not pay dividends.
(a)     Foreign security traded in U.S. dollars. ADR American Depository Receipt

50                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

Cash & Other Net Assets 2.5%   SCHEDULE OF INVESTMENTS
[PIE CHART APPEARS HERE]       SOCIALLY RESPONSIBLE FUND
Common Stock 97.5%             DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------

COMMON STOCKS 97.45%

AEROSPACE & DEFENSE 1.55%
   Boeing Company                                           10,200   $      528
   General Dynamics Corporation                              2,400          251
   Goodrich Corporation                                     14,400          470
                                                                     ----------
   Total                                                                  1,249
                                                                     ----------
AUTO COMPONENTS 2.46%
   American Axle & Manufacturing Holdings, Inc.              6,700          205
   Autoliv, Inc.(a)                                          8,800          425
   BorgWarner, Inc.                                          6,800          368
   Cooper Tire & Rubber Company                              9,400          203
   Dana Corporation                                         10,200          177
   Lear Corporation                                          9,800          598
                                                                     ----------
   Total                                                                  1,976
                                                                     ----------
BANKS 13.50%
   Bank of America Corporation                              67,600        3,177
   Comerica, Inc.                                            9,700          592
   Huntington Bancshares, Inc.                              17,000          421
   Keycorp                                                  19,100          647
   National City Corporation                                19,400          728
   PNC Financial Services Group, Inc.                        3,700          213
   SunTrust Banks, Inc.                                      8,600          635
   US Bancorp                                               45,600        1,428
   Wachovia Corporation                                     34,943        1,838
   Wells Fargo & Company                                    18,700        1,162
                                                                     ----------
   Total                                                                 10,841
                                                                     ----------
BEVERAGES 0.79%
   Coca-Cola Company (The)                                   3,000          125
   PepsiCo, Inc.                                             9,700          506
                                                                     ----------
   Total                                                                    631
                                                                     ----------
BUILDING PRODUCTS 0.63%
   Masco Corporation                                        13,800          504
                                                                     ----------
CHEMICALS 3.16%
   Dow Chemical Company(The)                                 9,900          490
   Eastman Chemical Company                                  9,200          531
   Monsanto Company                                         16,300          906
   PPG Industries, Inc.                                      9,000          613
                                                                     ----------
   Total                                                                  2,540
                                                                     ----------
COMMUNICATIONS EQUIPMENT 1.94%
   ADC Telecommunications, Inc.*                            99,600          267
   Corning, Inc.*                                           38,550          453
   Lucent Technologies, Inc.*                               57,100          215
   Nortel Networks Corporation*(a)                          75,700          264
   Tellabs, Inc.*                                           42,100          362
                                                                     ----------
   Total                                                                  1,561
                                                                     ----------
COMPUTERS & PERIPHERALS 2.13%
   Hewlett-Packard Company                                  63,000        1,321
   International Business Machines Corporation               3,300          325
   Quantum Corporation*                                     23,600           62
                                                                     ----------
   Total                                                                  1,708
                                                                     ----------
CONSTRUCTION MATERIALS 0.99%
   Martin Marietta Materials, Inc.                           5,700          306
   Vulcan Materials Company                                  9,000          491
                                                                     ----------
   Total                                                                    797
                                                                     ----------
CONTAINERS & PACKAGING 1.18%
   Smurfit-Stone Container Corporation*                     24,200          452
   Temple-Inland, Inc.                                       7,200          493
                                                                     ----------
   Total                                                                    945
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES 11.45%
   Citigroup, Inc.                                          77,366        3,728
   Goldman Sachs Group, Inc.                                 7,600          791
   JPMorgan Chase & Company                                 61,732        2,408
   Lehman Brothers Holdings, Inc.                            8,600          752
   Merrill Lynch & Company, Inc.                            13,100          783
   Morgan Stanley                                           13,300          738
                                                                     ----------
   Total                                                                  9,200
                                                                     ----------
DIVERSIFIED TELECOMMUNICATION SERVICES 3.84%
   BellSouth Corporation                                    11,700          325
   Sprint Corporation                                       45,850        1,139
   Verizon Communications, Inc.                             40,000        1,621
                                                                     ----------
   Total                                                                  3,085
                                                                     ----------
ELECTRIC UTILITIES 5.99%
   Alliant Energy Corporation                               13,900          398
   Cinergy Corporation                                       5,700          237
   Edison International                                     20,300          650
   Entergy Corporation                                      11,100          750
   Exelon Corporation                                       11,000          485
   FirstEnergy Corporation                                  14,600          577
   Northeast Utilities                                      15,400          290
   PPL Corporation                                          11,100          591
   Wisconsin Energy Corporation                             17,000          573
   Xcel Energy, Inc.                                        14,200          259
                                                                     ----------
   Total                                                                  4,810
                                                                     ----------

                      SEE NOTES TO FINANCIAL STATEMENTS.                      51

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SOCIALLY RESPONSIBLE FUND
DECEMBER 31, 2004

                                                                        VALUE
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT 1.07%
   Cooper Industries Ltd., Class A                           6,000   $      407
   Hubbell, Inc., Class B                                    8,600          450
                                                                     ----------
   Total                                                                    857
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS 2.14%
   Arrow Electronics, Inc.*                                  9,900          241
   Avnet, Inc.*                                              1,275           23
   Ingram Micro, Inc., Class A*                             21,900          456
   Sanmina-SCI Corporation*                                 19,100          162
   Solectron Corporation*                                   70,800          377
   Tech Data Corporation*                                    9,500          431
   Vishay Intertechnology, Inc.*                             1,800           27
                                                                     ----------
   Total                                                                  1,717
                                                                     ----------
FOOD & STAPLES RETAILING 1.92%
   Albertson's, Inc.                                        20,300          485
   Kroger Company (The)*                                    33,300          584
   Supervalu, Inc.                                          13,800          476
                                                                     ----------
   Total                                                                  1,545
                                                                     ----------
FOOD PRODUCTS 2.76%
   ConAgra Foods, Inc.                                      12,400          365
   Del Monte Foods Company*                                 17,500          193
   General Mills, Inc.                                      11,800          587
   Kraft Foods, Inc., Class A                               15,300          545
   Sara Lee Corporation                                     22,000          531
                                                                     ----------
   Total                                                                  2,221
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES 0.93%
   HCA, Inc.                                                 3,800          152
   Medco Health Solutions, Inc.*                            14,400          599
                                                                     ----------
   Total                                                                    751
                                                                     ----------
HOTELS,RESTAURANTS & LEISURE 1.31%
   McDonald's Corporation                                   32,900        1,055
                                                                     ----------
HOUSEHOLD DURABLES 0.62%
   Newell Rubbermaid, Inc.                                  20,600          498
                                                                     ----------
HOUSEHOLD PRODUCTS 0.78%
   Kimberly-Clark Corporation                                9,500          625
                                                                     ----------
INDUSTRIAL CONGLOMERATES 1.74%
   Textron, Inc.                                             9,200          679
   Tyco International Ltd.(a)                               20,100          718
                                                                     ----------
   Total                                                                  1,397
                                                                     ----------
INFORMATION TECHNOLOGY
  SERVICES 0.72%
   Electronic Data Systems
      Corporation                                           25,000          578
                                                                     ----------
INSURANCE 8.37%
   ACE Ltd.(a)                                               4,900          210
   Allstate Corporation (The)                               20,200        1,045
   American International Group, Inc.                        5,000          328
   Chubb Corporation                                         7,600          585
   Genworth Financial, Inc., Class A                        17,900          483
   Hartford Financial Services Group, Inc.                  10,300          714
   MBIA, Inc.                                                6,500          411
   Metlife, Inc.                                            12,850          521
   PartnerRe Ltd.(a)                                           900           56
   Prudential Financial, Inc.                                9,700          533
   St Paul Travelers Companies, Inc. (The)                  22,860          847
   Torchmark Corporation                                    10,500          600
   XL Capital Ltd., Class A(a)                               5,000          388
                                                                     ----------
   Total                                                                  6,721
                                                                     ----------
MACHINERY 2.13%
   Eaton Corporation                                         8,600          622
   Ingersoll-Rand Company, Class A(a)                        5,800          466
   Parker Hannifin Corporation                               8,200          621
                                                                     ----------
   Total                                                                  1,709
                                                                     ----------
MEDIA 1.95%
   Comcast Corporation, Class A*                            31,100        1,035
   Interpublic Group of
      Companies, Inc.*                                      28,800          386
   Walt Disney Company                                       5,200          144
                                                                     ----------
   Total                                                                  1,565
                                                                     ----------
MULTILINE RETAIL 1.50%
   Federated Department Stores                              10,400          601
   Nordstrom, Inc.                                           4,600          215
   Target Corporation                                        7,500          389
                                                                     ----------
   Total                                                                  1,205
                                                                     ----------
MULTI-UTILITIES 1.53%
   Constellation Energy Group, Inc.                         15,900          695
   Sempra Energy                                            14,500          532
                                                                     ----------
   Total                                                                  1,227
                                                                     ----------
OIL & GAS 3.27%
   Amerada Hess Corporation                                  7,600          626
   Ashland, Inc.                                             3,900          228
   El Paso Corporation                                      62,800          653
   Marathon Oil Corporation                                 17,100          643



52                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)
SOCIALLY RESPONSIBLE FUND
DECEMBER 31, 2004


                                                                        VALUE
INVESTMENTS                                                 SHARES      (000)
-------------------------------------------------------------------------------

   Unocal Corporation                                        8,100   $      350
   Williams Companies, Inc.                                  7,900          129
                                                                     ----------
   Total                                                                  2,629
                                                                     ----------
PAPER & FOREST PRODUCTS 2.06%
   Georgia-Pacific Corporation                              17,300          649
   MeadWestvaco Corporation                                 15,500          525
   Weyerhaeuser Company                                      7,200          484
                                                                     ----------
   Total                                                                  1,658
                                                                     ----------
PHARMACEUTICALS 2.68%
   Bristol-Myers Squibb Company                             12,000          308
   Johnson & Johnson                                         6,400          406
   Merck & Company, Inc.                                    24,500          787
   Pfizer, Inc.                                             19,380          521
   Wyeth                                                     3,000          128
                                                                     ----------
   Total                                                                  2,150
                                                                     ----------
ROAD & RAIL 2.74%
   Burlington Northern Santa
     Fe Corporation                                         19,100          904
   CSX Corporation                                          13,500          541
   Norfolk Southern Corporation                             21,000          760
                                                                     ----------
   Total                                                                  2,205
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.20%
   Agere Systems, Inc., Class A*                            88,400          121
   Atmel Corporation*                                        9,600           38
                                                                     ----------
   Total                                                                    159
                                                                     ----------
SOFTWARE 1.27%
   Microsoft Corporation                                    38,300        1,023
                                                                     ----------
SPECIALTY RETAIL 2.03%
   Gap, Inc. (The)                                          17,100          361
   Home Depot, Inc.                                          7,300          312
   Limited Brands, Inc.                                     23,100          532
   Office Depot, Inc.*                                      24,700          429
                                                                     ----------
   Total                                                                  1,634
                                                                     ----------
TEXTILES & APPAREL 0.52%
   Jones Apparel Group, Inc.                                11,400          417
                                                                     ----------
THRIFTS & MORTGAGE FINANCE 3.60%
   Federal National Mortgage Association                     5,800          413
   Freddie Mac                                              14,400        1,061
   MGIC Investment Corporation                               6,500          448
   Washington Mutual, Inc.                                  23,000          973
                                                                     ----------
   Total                                                                  2,895
                                                                     ----------
TOTAL COMMON STOCKS
   (cost $64,812,708)                                                    78,288
                                                                     ----------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
INVESTMENTS                                               (000)         (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.49%

REPURCHASE AGREEMENT 4.49%
   Repurchase Agreement dated
      12/31/2004, 1.30% due
      1/3/2005 with State Street
      Bank & Trust Co.
      collateralized by $3,055,000
      of U.S. Treasury Bonds at
      10.375% due
      11/15/2012; value:
      $3,686,227; proceeds: $3,609,391
      (cost $3,609,000)                                 $    3,609   $    3,609

TOTAL INVESTMENTS IN SECURITIES 101.94%
   (cost $68,421,708)                                                    81,897
                                                                     ----------
LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS (1.94%)                                               (1,561)
                                                                     ----------
NET ASSETS 100.00%                                                   $   80,336
                                                                     ----------

*           Non-income producing during the year ended
            December 31, 2004, as this security did not pay dividends.
(a)         Foreign security traded in U.S. dollars.

                      SEE NOTES TO FINANCIAL STATEMENTS.                      53

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                            INTERNATIONAL   SHORT-TERM     SMALL CAP    SOCIALLY
                                      BALANCED      EQUITY        INCOME        EQUITY      INVESTMENT      GROWTH     RESPONSIBLE
                                        FUND         FUND          FUND          FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Cash                               $      3,853  $      1,254  $    431,039  $     53,621  $    146,326  $    437,363  $        709
Investments, at market
   value*^                          269,861,290   535,880,381   136,274,305    38,665,099     3,037,399    55,895,826    81,897,198
Foreign currency at value*                 --            --           3,729       632,624          --            --            --
Forward currency contracts                 --            --         471,687          --            --            --            --
Dividends and interest
   receivable                              --         737,465     1,158,397        49,099         7,863        10,429       147,106
Receivable-foreign taxes                   --               3         3,306        43,868           375            50          --
Receivable-fund shares sold              10,109        41,718         7,346         9,291         1,575           253          --
Receivable-investments sold                --            --       5,893,347           511          --         154,539          --
Receivable-due from advisor                --            --            --            --             963          --            --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                     269,875,252   536,660,821   144,243,156    39,454,113     3,194,501    56,498,460    82,045,013
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Forward currency contracts                 --            --       1,050,511          --            --            --            --
Payable-fund shares redeemed            308,600       649,630        25,454        41,941         3,481        65,946       101,472
Payable-investments purchased              --         345,507    15,456,827        22,157          --          65,209     1,502,665
Payable-foreign taxes                      --           3,535            53         5,176          --              86          --
Payable-advisory and related
   fees                                    --         266,973        62,592        27,133          --          30,835        50,071
Payable-12b-1 distribution fees            --         126,343        29,329         3,979          --           3,053        11,477
Accrued expenses                         78,601       241,145        61,181        77,726         9,252        47,270        43,378
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                    387,201     1,633,133    16,685,947       178,112        12,733       212,399     1,709,063
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                         $269,488,051  $535,027,688  $127,557,209  $ 39,276,001  $  3,181,768  $ 56,286,061  $ 80,335,950
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Par Value of Common Shares         $  1,501,317  $ 25,069,608  $  1,049,256  $       --    $     31,459  $       --    $       --
Paid in Surplus                     269,952,163   542,750,489   123,261,496    46,523,623     3,143,929    70,658,776    68,319,037
Accumulated undistributed
   net investment income (loss)            --            --         578,825       (22,557)        8,530          --           2,051
Accumulated undistributed
   net realized loss
   from investments and
   foreign currency transactions    (12,570,029) (100,217,682)      (49,766)  (11,460,253)         (586)  (22,386,831)   (1,460,628)
Net unrealized appreciation
   (depreciation) on investments
   and translation of assets and
   liabilities in foreign currency   10,604,600    67,425,273     2,717,398     4,235,188        (1,564)    8,014,116    13,475,490
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                         $269,488,051  $535,027,688  $127,557,209  $ 39,276,001  $  3,181,768  $ 56,286,061  $ 80,335,950
-----------------------------------------------------------------------------------------------------------------------------------

Number of shares outstanding:
   (Authorized 50,000,000
   shares each)                      15,013,173    25,069,580    10,492,555     3,298,538       314,592     4,565,573     5,210,154
Par Value                          $       0.10  $       1.00  $       0.10          --    $       0.10          --            --
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE
   PER SHARE                       $      17.95  $      21.34  $      12.16  $      11.91  $      10.11  $      12.33  $      15.42
-----------------------------------------------------------------------------------------------------------------------------------

*           Cost of Securities:
            Investments            $259,256,690  $468,455,205  $132,990,683  $ 34,445,429  $  3,038,963  $ 47,881,710  $ 68,421,708
            Foreign Currency               --            --    $      3,683  $    625,700          --            --            --

^ For the Balanced Fund represents value of investments in affiliated funds.

54                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT


STATEMENTS OF OPERATIONS
DECEMBER 31, 2004

                                                                            INTERNATIONAL   SHORT-TERM     SMALL CAP    SOCIALLY
                                      BALANCED      EQUITY        INCOME        EQUITY      INVESTMENT      GROWTH     RESPONSIBLE
                                        FUND         FUND          FUND          FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends*                     $   5,979,088 $  11,258,277 $      14,175 $     742,568 $        --   $     106,080 $   1,768,141
   Interest                                --          43,314     5,291,053         1,962        44,213         5,956        10,368
   Other Income                              39           976         9,886          --             464          --            --
-----------------------------------------------------------------------------------------------------------------------------------
                                      5,979,127    11,302,567     5,315,114       744,530        44,677       112,036     1,778,509
   Foreign taxes withheld                  --         (26,499)       (1,076)      (87,081)         --            (174)         --
-----------------------------------------------------------------------------------------------------------------------------------
   Total investment income            5,979,127    11,276,068     5,314,038       657,449        44,677       111,862     1,778,509

EXPENSES:
   Advisory fees                           --       2,276,800       558,646       323,337         5,436       636,606       558,296
   Administrative and
      support fees                         --       1,599,465       390,748       110,841         9,735       171,419       230,538
   Professional fees                     56,081       105,122        43,782        23,570        13,264        17,864        25,881
   Fund pricing and
      accounting fees                     3,971        90,820        34,301        30,906         1,709        36,460        11,912
   Custodian fees                         8,063       184,391        69,642        62,750         3,471        74,025        24,186
   Transfer agent fees                       24        26,780            24            24            24            24            24
   Shareholder reports                    5,465        32,771           761         2,730          --           4,370         4,370
   Trustees' fees and expenses           22,337        41,746        10,695         2,416           432         3,455         5,175
   12b-1 fees                              --         292,442        74,407        20,983         2,014        30,490        43,478
   Insurance                             21,740        41,201        10,585         2,632           297         4,161         5,600
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses                    117,681     4,691,538     1,193,591       580,189        36,382       978,874       909,460
-----------------------------------------------------------------------------------------------------------------------------------

   Less advisory fees waived
      and expenses absorbed                --        (185,306)      (31,837)      (17,868)      (30,722)     (101,514)     (148,675)
   Less earnings credits on
      cash balances                         (15)         (973)       (7,822)          (18)       (3,704)       (6,042)          (47)
-----------------------------------------------------------------------------------------------------------------------------------
      Net expenses                      117,666     4,505,259     1,153,932       562,303         1,956       871,318       760,738
-----------------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT
      INCOME (LOSS)                   5,861,461     6,770,809     4,160,106        95,146        42,721      (759,456)    1,017,771
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS):
   Realized gain (loss) from:
      Investments                      (682,490)   17,789,731     2,234,420     4,712,504          (586)    3,907,407     4,017,438
      Foreign currency transactions        --             386       203,693        17,886          --            --            --
   Net increase from
      payment by affiliate                 --            --            --          12,868          --            --            --
   Affiliated mutual fund
      capital gain distributions      1,863,019          --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------

   Net realized gain (loss) on
      investments and foreign
      currency transactions           1,180,529    17,790,117     2,438,113     4,743,258          (586)    3,907,407     4,017,438
   Change in unrealized
      appreciation
      (depreciation) on:
      Investments                    13,831,770    26,031,236      (809,099)   (1,016,628)       (2,116)   (1,016,527)    4,464,174
      Translation of assets and
         liabilities in foreign
         currencies                        --              98       287,966         7,018          --            --            --
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) FROM INVESTMENTS
      AND FOREIGN CURRENCY
      TRANSACTIONS                   15,012,299    43,821,451     1,916,980     3,733,648        (2,702)    2,890,880     8,481,612
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE
  IN NET ASSETS
  FROM OPERATIONS                 $  20,873,760 $  50,592,260 $   6,077,086 $   3,828,794 $      40,019 $   2,131,424 $   9,499,383
-----------------------------------------------------------------------------------------------------------------------------------

* For the Balanced Fund represents dividends from affiliated funds.

                      SEE NOTES TO FINANCIAL STATEMENTS.                      55

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
DECEMBER 31, 2004

                                               BALANCED FUND                   EQUITY FUND                      INCOME FUND
                                           2004            2003           2004            2003             2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
   Net investment income (loss)       $   5,861,461   $   5,320,763   $   6,770,809   $   5,728,445   $   4,160,106   $   5,056,901
   Affiliated mutual fund capital
      gain distributions                  1,863,019       4,771,145            --              --              --              --
   Net realized gain (loss)
      on investments and foreign
      currency transactions                (682,490)     (4,155,136)     17,790,117      (6,199,864)      2,438,113       5,607,218
   Net unrealized appreciation
      (depreciation) on investments
      and translation of assets and
      liabilities in foreign currency    13,831,770      38,975,846      26,031,334     119,251,450        (521,133)     (2,351,369)
-----------------------------------------------------------------------------------------------------------------------------------

   CHANGE IN NET ASSETS
      FROM OPERATIONS                    20,873,760      44,912,618      50,592,260     118,780,031       6,077,086       8,312,750
-----------------------------------------------------------------------------------------------------------------------------------

FROM DISTRIBUTION
  TO SHAREHOLDERS:
   Net investment income                 (6,788,135)     (5,265,159)     (6,987,974)     (5,823,130)     (4,673,112)     (3,078,159)
   Return of capital                           --              --              --              --           (24,759)           --
   Net realized gain (loss)
      on investments and foreign
      currency transactions                    --              --              --              --        (2,278,801)     (7,003,640)
-----------------------------------------------------------------------------------------------------------------------------------

      TOTAL DISTRIBUTIONS TO SHAREHOL    (6,788,135)     (5,265,159)     (6,987,974)     (5,823,130)     (6,976,672)    (10,081,799)
-----------------------------------------------------------------------------------------------------------------------------------

FROM FUND SHARE
  TRANSACTIONS:
   Proceeds from shares sold             15,931,388      16,610,931      22,957,421      24,909,770      11,838,084      21,827,189
   Net asset value of shares issued
      in reinvestment of dividends an d
      capital gain distributions          6,788,135       5,265,159       6,936,814       5,782,070       6,976,672       5,124,224
-----------------------------------------------------------------------------------------------------------------------------------
                                         22,719,523      21,876,090      29,894,235      30,691,840      18,814,756      26,951,413
   Cost of shares redeemed              (37,578,497)    (31,824,332)    (69,981,505)    (61,697,185)    (15,505,772)    (14,970,027)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS          (14,858,974)     (9,948,242)    (40,087,270)    (31,005,345)      3,308,984      11,981,386
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (773,349)     29,699,217       3,517,016      81,951,556       2,409,398      10,212,337
NET ASSETS:
   BEGINNING OF YEAR                    270,261,400     240,562,183     531,510,672     449,559,116     125,147,811     114,935,474
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                        $ 269,488,051   $ 270,261,400   $ 535,027,688   $ 531,510,672   $ 127,557,209   $ 125,147,811
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
   income (loss)                      $        --     $      51,915   $        --     $     196,511   $     578,825   $     880,190
-----------------------------------------------------------------------------------------------------------------------------------

56                      SEE NOTES TO FINANCIAL STATEMENTS.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

         INTERNATIONAL                     SHORT-TERM                        SMALL CAP                         SOCIALLY
          EQUITY FUND                    INVESTMENT FUND                     GROWTH FUND                    RESPONSIBLE FUND
      2004           2003              2004            2003             2004             2003             2004            2003
-----------------------------------------------------------------------------------------------------------------------------------




$      95,146   $     170,157    $      42,721    $      43,990    $    (759,456)  $     (664,711)  $    1,017,771    $     883,885

-----------------------------------------------------------------------------------------------------------------------------------


    4,743,258         683,102             (586)              91        3,907,407        7,157,106        4,017,438       (2,111,058)



   (1,009,610)      7,911,824           (2,116)          (5,484)      (1,016,527)      14,170,658        4,464,174       17,681,431
-----------------------------------------------------------------------------------------------------------------------------------


    3,828,794       8,765,083           40,019           38,597        2,131,424       20,663,053        9,499,383       16,454,258
-----------------------------------------------------------------------------------------------------------------------------------



     (513,331)       (274,777)         (35,222)         (43,891)            --               --         (1,048,007)        (901,526)



         --              --               --                (93)            --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

     (513,331)       (274,777)         (35,222)         (43,984)            --               --         (1,048,007)        (901,526)
-----------------------------------------------------------------------------------------------------------------------------------



   23,461,339      28,817,803       18,075,505       50,672,336        9,697,172        9,018,510        8,277,816        8,095,089


      513,331         274,777           35,222           43,984             --               --          1,048,007          901,526
-----------------------------------------------------------------------------------------------------------------------------------
   23,974,670      29,092,580       18,110,727       50,716,320        9,697,172        9,018,510        9,325,823        8,996,615
  (23,755,515)    (28,127,633)     (19,776,400)     (50,051,619)     (12,735,664)      (7,256,586)     (11,406,087)      (9,544,207)
-----------------------------------------------------------------------------------------------------------------------------------


      219,155         964,947       (1,665,673)         664,701       (3,038,492)       1,761,924       (2,080,264)        (547,592)
-----------------------------------------------------------------------------------------------------------------------------------


    3,534,618       9,455,253       (1,660,876)         659,314         (907,068)      22,424,977        6,371,112       15,005,140

   35,741,383      26,286,130        4,842,644        4,183,330       57,193,129       34,768,152       73,964,838       58,959,698
-----------------------------------------------------------------------------------------------------------------------------------
$  39,276,001   $  35,741,383    $   3,181,768    $   4,842,644    $  56,286,061    $  57,193,129    $  80,335,950    $  73,964,838
-----------------------------------------------------------------------------------------------------------------------------------

$     (22,557)  $    (102,028)   $       8,530    $       1,032    $        --      $        --      $       2,051    $      26,306
-----------------------------------------------------------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2004


1.BUSINESS ORGANIZATION -- The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in seven separate investment portfolios: Balanced Fund, Equity Fund, Income Fund, International Equity Fund, Short-Term Investment Fund, Small Cap Growth Fund and Socially Responsible Fund. These funds collectively are referred to as the "Funds." Sponsorship of the Trust (formerly Horace Mann Mutual Funds) transferred from The Horace Mann Companies to Wilshire Associates Incorporated on September 30, 2004. Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

     FUND INVESTMENT OBJECTIVES:

     A. BALANCED FUND -- realize high long-term total rate of return consistent with prudent investment risks.

     B. EQUITY FUND -- primary, long-term capital growth; secondary, conservation of principal and production of income.

     C. INCOME FUND -- long-term total rate of return in excess of the U.S. bond market over a full market cycle.

     D. INTERNATIONAL EQUITY FUND -- long-term growth of capital through diversified holdings of marketable foreign equity investments.

     E. SHORT-TERM INVESTMENT FUND -- primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

     F.   SMALL CAP GROWTH FUND -- long-term capital appreciation.

     G. SOCIALLY RESPONSIBLE FUND -- long-term growth of capital, current income and growth of income.

2. SIGNIFICANT ACCOUNTING POLICIES:

     A. SECURITY VALUATION -- A security listed or traded on U.S. or foreign stock exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. Securities not valued at amortized cost or by the Board of Trustees or its delegate are valued using a quotation from an independent pricing service. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Trustees or as determined in good faith by the Pricing Committee, or the valuation committee, as applicable, whose members are representatives of Wilshire Associates Incorporated (the Adviser), or the Trust's Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Additionally, a Fund's investments will be valued at fair value by the Pricing Committee if the Adviser, the Fund's subadviser, or the Trust's accounting services provider determines that a significant valuation event has occurred. Significant valuation events include, but are not limited to the following: significant events affecting the value of a Fund's securities traded on a foreign exchange or market, one or more markets in which a Fund's securities trade being closed or disrupted as a result of unusual or extraordinary events such as natural disasters, civil unrest or imposition of capital controls occurring between

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

DECEMBER 31, 2004

          the time when the foreign exchange or market closes and when the Fund values its securities; and other market or economic events (e.g., bankruptcy filing) that would cause a Fund's securities to experience a significant change in value. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

     B. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost.

          The Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Income Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Income Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so. The Income Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Income Fund will normally realize a capital gain or loss in connection with these transactions. When the Income Fund purchases securities on a when-issued, delayed- delivery or forward commitment basis, the Income Fund's subadvisers will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Income Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the subadvisers will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Income Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

     C. FEDERAL INCOME TAXES -- It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. No provision has been made for federal income or excise taxes. Dividends and distributions payable to shareholders are recorded by the Funds on the record date. Net investment income for federal income tax purposes includes gains and losses realized on foreign currency transactions. These gains and losses are classified as net realized gains and losses for financial reporting purposes.

          The Balanced Fund, Equity Fund, International Equity Fund, Short-Term Investment Fund, Small Cap Growth Fund, and Socially Responsible Fund intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the capital loss carryforwards along with the related expiration dates are as follows:

                                                                                  DECEMBER 31
                                                       2008           2009           2010           2011           2012
          ----------------------------------------------------------------------------------------------------------------
          Balanced Fund                            $ 6,154,577    $      --      $      --      $      --      $      --
          Equity Fund                               47,514,075           --       42,546,430      5,637,907           --
          International Equity Fund                       --        4,337,950      7,076,246           --             --
          Short-Term Investment Fund                      --             --             --             --              586
          Small Cap Growth Fund                           --       11,897,109      9,619,277           --             --
          Socially Responsible Fund                       --             --             --        1,306,850           --

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

DECEMBER 31, 2004

          The following information is presentedon a federal income tax basis for the period ended December 31, 2004.

          SECURITIES, EXCLUDING FOREIGN CURRENCY:

                                                        COST FOR       AGGREGATE GROSS  AGGREGATE GROSS     NET UNREALIZED
                                                     FEDERAL INCOME      UNREALIZED        UNREALIZED        APPRECIATION
               FUND                                   TAX PURPOSES      APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
          ---------------------------------------------------------------------------------------------------------------
          Balanced Fund                               $265,672,142      $  5,589,109      $ (1,399,961)      $  4,189,148
          Equity Fund                                  472,974,475        94,070,826       (31,164,920)        62,905,906
          Income Fund                                  133,040,449         3,742,495          (508,635)         3,233,860
          International Equity Fund                     34,530,870         4,260,686          (126,457)         4,134,229
          Short-Term Investment Fund                     3,038,963                15            (1,579)            (1,564)
          Small Cap Growth Fund                         48,752,154         9,822,017        (2,678,346)         7,143,671
          Socially Responsible Fund                     68,575,486        15,716,344        (2,394,632)        13,321,712

          Net investment income and net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales, the mark to market of foreign currency contracts, mark to market on passive foreign investment companies, the receipt of short-term capital gain dividends from Regulated Investment Companies that are treated as ordinary income for tax purposes and the utilization of capital loss carry forwards.

     D. DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions from net investment income and net realized gains are paid out annually and are recorded on the ex-dividend date.

          Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. The Funds will not make distributions from capital gains while capital loss carry forwards remain.

          Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences arise between book and tax basis reporting for the year ending December 31, 2004. Permanent differences may include but are not limited to: foreign currency reclassifications, reclassification on the sale of PFIC securities, net operating losses, and distribution adjustments.

          Permanent differences identified during the year ended December 31, 2004 have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                                                         ACCUMULATED
                                                                       UNDISTRIBUTED NET    ACCUMULATED
                                                                          INVESTMENT        NET REALIZED       PAID IN
                                                                         INCOME (LOSS)      GAIN (LOSS)        CAPITAL
          ---------------------------------------------------------------------------------------------------------------
          Balanced Fund                                                  $    874,759      $   (841,522)     $    (33,237)
          Equity Fund                                                          20,654             1,314           (21,968)
          Income Fund                                                         236,400          (211,641)          (24,759)
          International Equity Fund                                           497,656          (497,693)               37
          Short-Term Investment Fund                                               (1)               (1)                2
          Small Cap Growth Fund                                               759,456                33          (759,489)
          Socially Responsible Fund                                             5,981            (5,984)                3

          The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                   ORDINARY INCOME           LONG-TERM CAPITAL GAIN           RETURN OF CAPITAL
                                                 2004           2003           2004           2003           2004           2003
         --------------------------------------------------------------------------------------------------------------------------
          Balanced Fund                     $  6,788,135   $  5,265,159   $       --     $       --      $      --     $       --
          Equity Fund                          6,987,974      5,823,130           --             --
          Income Fund                          5,699,071      4,357,377      1,252,842      5,724,422         24,759           --
          International Equity Fund              513,331        274,777           --             --             --             --
          Short-Term Investment Fund              35,222         43,984           --             --             --             --
          Socially Responsible Fund            1,048,007        901,526           --             --             --             --

60

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

DECEMBER 31, 2004


          The components of distributable earnings at December 31, 2004 was as follows:

                                               UNDISTRIBUTED             ACCUMULATED            NET UNREALIZED
                                              ORDINARY INCOME           REALIZED LOSS      APPRECIATION/DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
          Balanced Fund                         $       --              $ (6,154,577)            $  4,189,148
          Equity Fund                                   --               (95,698,412)              62,906,003
          Income Fund                                   --                      --                  3,246,457
          International Equity Fund                   16,827             (11,414,196)               4,149,747
          Short-Term Investment Fund                   8,530                    (586)                  (1,564)
          Small Cap Growth Fund                         --               (21,516,387)               7,143,672
          Socially Responsible Fund                    2,051              (1,306,850)              13,321,712

     E. USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

3. OPERATING POLICIES:

     A. REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by State Street Bank and Trust Company and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy.

     B. ASSET-BACKED SECURITIES -- These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors' exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

     C.   COLLATERALIZED MORTGAGE OBLIGATIONS -- Planned Amortization Class
          (PAC) --These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

     D. AMERICAN DEPOSITORY RECEIPTS (ADR) -- A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

     E. COMMISSION CREDITS -- Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P., Mellon Equity Associates, LLP, and Wellington Management Company, LLP, subadvisers for the Equity Fund, seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Fund part of the commissions paid. There were no credits paid to the Equity Fund during 2004. Accumulated unused credits to the Equity Fund at December 31, 2004 were $81,602.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

DECEMBER 31, 2004

     F. EARNINGS CREDITS ON CASH BALANCES -- During the year ended December 31, 2004, the Funds' custody fees were reduced as a result of credits earned on overnight cash balances.

     G. FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

          o market value of investment securities, other assets and other liabilities at the daily rates of exchange and
          o purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

          Net realized and unrealized gain (loss) from foreign currency-related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

     H. FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

          At December 31, 2004, the Income Fund had the following open forward currency contracts:

                                                                                          CURRENT                  UNREALIZED
          FOREIGN                           LOCAL                 EXPIRATION               VALUE                  APPRECIATION
          CURRENCY                          DOLLAR                   DATE                U.S. DOLLAR             (DEPRECIATION)
          ---------------------------------------------------------------------------------------------------------------------
          INCOME FUND

          LONG CONTRACTS:
          Euro Currency                    2,662,411               1/25/2005            $  3,604,712             $     53,212
                                           5,963,518                2/8/2005               8,075,327                  393,538

          Swedish Krona                    5,120,350               1/21/2005                 767,755                   24,937

          Canadian Dollar                    750,456               1/28/2005                 623,668                   (9,155)

          SHORT CONTRACTS:
          Canadian Dollar                    750,456               1/28/2005                 623,668                  (12,029)

          Euro Currency                    2,662,411               1/25/2005               3,604,711                 (228,379)
                                           7,961,272                2/8/2005              10,780,529                 (718,697)

          Mexican Peso                     1,195,160               1/21/2005                 106,713                   (4,167)

          New Zealand Dollar                 713,018               1/27/2005                 510,742                  (15,195)

          Swedish Krona                    5,120,350               1/21/2005                 767,755                  (62,889)
                                                                                                                 ------------
                                                                                                                 $    578,824
                                                                                                                 ------------

62

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

DECEMBER 31, 2004


4. FUND SHARE TRANSACTIONS -- The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940. Shares are presently offered to HMLIC Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plan by certain shareholders.

Transactions in shares for the periods ended December 31, 2004 and December 31, 2003:

                                                                 SHARES ISSUED
                                                                TO SHAREHOLDERS
                                                                IN REINVESTMENT
                                                                  OF DIVIDENDS                                NET INCREASE
                                            SHARES SOLD        AND DISTRIBUTIONS      SHARES REDEEMED          (DECREASE)
           ---------------------------------------------------------------------------------------------------------------
          BALANCED FUND
          12/31/2004                           916,974               378,380            (2,162,760)              (867,406)
          12/31/2003                         1,062,600               311,732            (2,057,988)              (683,656)

          EQUITY FUND
          12/31/2004                         1,146,754               324,730            (3,472,168)            (2,000,684)
          12/31/2003                         1,505,749               298,815            (3,618,918)            (1,814,354)

          INCOME FUND
          12/31/2004                           952,127               575,633            (1,242,162)               285,598
          12/31/2003                         1,708,707               416,943            (1,166,288)               959,362

          INTERNATIONAL EQUITY FUND
          12/31/2004                         2,103,337                43,029            (2,124,967)                21,399
          12/31/2003                         2,955,907                25,752            (2,870,370)               111,289

          SHORT-TERM INVESTMENT FUND
          12/31/2004                         1,785,096                 3,484            (1,953,498)              (164,918)
          12/31/2003                         4,984,459                 4,355            (4,924,038)                64,776

          SMALL CAP GROWTH FUND
          12/31/2004                           825,410                  --              (1,104,072)              (278,662)
          12/31/2003                           960,054                  --                (796,365)               163,689

          SOCIALLY RESPONSIBLE FUND
          12/31/2004                           578,445                67,964              (798,594)              (152,185)
          12/31/2003                           681,740                66,337              (809,014)               (60,937)

5. MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

     A. The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Fund's investment programs. The Adviser has entered into agreements with the following subadvisers: Equity Fund -- Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P., Mellon Equity Associates, LLP, and Wellington Management Company, LLP; Income Fund -- Western Asset Management Company, Western Asset Management Limited and BlackRock Financial Management, Inc; International Equity Fund -- New Star Institutional Managers Limited and The Boston Company Asset Management, LLC (replacing Oeschle International Advisors, LLC on September 30, 2004.); Short-Term Investment Fund -- Western Asset Management Company; Small Cap Growth Fund -- BlackRock Financial Management, Inc., Mazama Capital Management and Lee Munder Investments Ltd. (Lee Munder Investments Ltd. ceased to subadvise the Small Cap Growth Fund as of January 20, 2005); Socially Responsible Fund -- Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

DECEMBER 31, 2004


          Each subadviser's fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a subadviser of a Fund with multiple subadvisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund's assets allocated to that subadviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser is not constant, and the relative amounts of fees paid to the various subadvisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to the Adviser. Because the Adviser will pay each subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

          For the period October 1, 2004 through December 31, 2004, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement, for which it received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:


                                                                RATE ON
                                                               AGGREGATE
                                       RATE ON THE FIRST      FUND ASSETS
                                    $1 BILLION OF AGGREGATE   IN EXCESS OF
          FUND                            FUND ASSETS          $1 BILLION
          ----                            -----------          ----------
          Balanced Fund*                     0.550%               0.450%
          Equity Fund                        0.550                0.450
          Income Fund                        0.550                0.450
          International Equity Fund          1.000                0.900
          Short-Term Investment Fund         0.275                0.175
          Small Cap Growth Fund              1.150                1.150
          Socially Responsible Fund          0.850                0.750

          Wilshire has contractually agreed to reimburse each Fund for fees and expenses payable to the Funds' third party administrator, transfer agent and principal underwriter from October 1, 2004 through December 31, 2006. Such costs for the period October 1, 2004, thru December 31, 2004, for the funds were $4,679.

          For the period January 1, 2004 to September 30, 2004, the Adviser provided services and assumed expenses pursuant to the Investment Advisory Agreement, for which it received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates.

          FUND                                                   RATE
          ----                                                   ----
          Balanced Fund*                                        0.400%
          Equity Fund                                           0.400
          Income Fund                                           0.400
          International Equity Fund                             0.850
          Short-Term Investment Fund                            0.125
          Small Cap Growth Fund                                 1.150
          Socially Responsible Fund                             0.700

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

DECEMBER 31, 2004

          For the year ended December 31, 2004, the Adviser waived fees in the amounts listed below.

          FUND                                               FEES WAIVED
          ----                                               -----------
          Balanced Fund*                                      $   --
          Equity Fund                                          185,306
          Income Fund                                           31,837
          International Equity Fund                             17,868
          Short-Term Investment Fund                            11,927
          Small Cap Growth Fund                                101,514
          Socially Responsible Fund                            148,675

          *Balanced Fund operated under a "fund of funds" structure, primarily investing in shares of the Equity Fund and the Income Fund. Under the "fund of funds" arrangement, the Adviser received the fees stated above directly from the Balanced Fund, based on the average daily net assets of the Balanced Fund that are not invested in another fund in the Trust.

     B. Prior to October 1, 2004, pursuant to an Administration Agreement with the Funds, Horace Mann Investors, Inc. (Investors) provided for the management of the business affairs of each Fund, including, but not limited to, office space, clerical services, bookkeeping and other similar services. The Balanced Fund was not charged and Investors did not receive an administration fee due to the "fund of funds" structure. For the nine months ended September 30, 2004, Investors received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

          NET ASSETS                                                RATE
          ----------                                                ----
          On initial $1 billion                                    0.250%
          Over $1 billion                                          0.200%

          For the nine months ended September 30, 2004, the administrative fee of $6,094 was waived for the Short-Term Investment Fund.

     C. Prior to October 1, 2004, pursuant to a Support Services Agreement, HMLIC provided certain services to the Funds necessary to coordinate the Funds' activities with those of the Separate Account of HMLIC. The Balanced Fund was not charged and HMLIC did not receive a support fee due to the "fund of funds" structure. For the nine months ended September 30, 2004, HMLIC received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

          NET ASSETS                                             RATE
          ----------                                             ----
          On initial $1 billion                                 0.150%
          Over $1 billion                                       0.100%

          For the nine months ended September 30, 2004, the support services fee of $3,617 was waived for the Short-Term Investment Fund.

     D. On October 1, 2004, the Funds adopted a Rule 12b-1 distribution plan (the "Distribution Plan"). PFPC Distributors, Inc. (the Distributor) was named as distributor for the Funds as of October 1, 2004. Pursuant to the Distribution Plan with the Funds, the Distributor receives a distribution fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets attributable to each Fund. The Balanced Fund operated under a "fund of funds" structure. The Balanced Fund only pays directly a distribution (12b-1) fee of 0.25% of the average daily net assets that are not invested in another fund in the Trust.

     E. Prior to October 1, 2004, transfer and dividend disbursing agent services were provided by Horace Mann Service Corporation (HMSC) on a per account basis. The transfer agent fees for the year ended December 31, 2004 were $26,780 for the Equity Fund, and $24 each for the Balanced, Income, International Equity, Short- Term Investment, Small Cap Growth and Socially Responsible Funds. PFPC Inc. became transfer agent and administrator as of October 1, 2004.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

DECEMBER 31, 2004


     F. The Trust pays each independent trustee a $3,000 annual retainer, $1,000 per board meeting attended, $2,000 annual committee retainer and $2,000 annual committee chairperson retainer. For the year ended December 31, 2004, the fees, excluding travel expenses, for independent trustees totaled $60,750. Prior to October 1, 2004, the Trust did not compensate officers or trustees who are officers, directors, employees or holders of 5% or more of the outstanding voting securities of Horace Mann Educators Corporation, the former administrator or the Advisor.

     G. Affiliated Broker --For the year ended December 31, 2004, brokerage commissions paid on investment transactions in the Equity Fund amounted to $539,188 and in the Socially Responsible Fund, $80,674, of which $107,363 of the Equity Fund and $39,488 of the Socially Responsible Fund were paid to Sanford C. Bernstein Co., an affiliate of the Funds' subadviser.

6. SECURITY TRANSACTIONS -- Security transactions, excluding U.S. Government and short-term investments, for the year ended December 31, 2004 were:

          FUND                                PURCHASES      PROCEEDS FROM SALES
          ----                                ---------      -------------------
          Balanced Fund                     $ 15,892,097        $ 29,775,877
          Equity Fund                        182,733,990         223,275,157
          Income Fund                         52,987,100          50,140,142
          International Equity Fund           57,648,230          58,007,398
          Short-Term Investment Fund                --                  --
          Small Cap Growth Fund               52,205,858          55,926,353
          Socially Responsible Fund           23,448,883          25,395,321

Purchases and sales of U.S. Government and U.S. Government-sponsored securities for the year ended December 31, 2004 were:

          FUND                                PURCHASES      PROCEEDS FROM SALES
          ----                                ---------      -------------------
          Income Fund                       $656,882,073        $649,277,798

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
  The Wilshire Variable Insurance Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Wilshire Variable Insurance Trust (the Funds), consisting of the Equity Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund, and Socially Responsible Fund as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2004, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ KPMG LLP

Chicago, Illinois
February 24, 2005

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT


MANAGEMENT OF THE FUNDS

A listing of the Trustees and Officers of the Trust, their ages, their principal occupations for the past five years and affiliation with Wilshire Associates Inc. is presented below. The address of each Trustee and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
                                                                                                         NUMBER OF
                                                                                                        PORTFOLIOS
                                                  TERM OF                                                IN FUND          OTHER
                                 POSITION(S)     OFFICE AND                                              COMPLEX      DIRECTORSHIPS
                                  HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN       HELD BY
NAME AND AGE                        FUND       TIME SERVED(1)          DURING PAST 5 YEARS              BY DIRECTOR     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Napoli, Jr., 52(2)     Trustee       Since 2003       Managing Director, Wilshire                 7
                                                (resigned as of  Associates Inc. (since 2003 --
                                                January 13,      resigned as of January 13, 2005);
                                                2005)            Investment Adviser, A.G. Edwards
                                                                 (2001 to 2003); Vice President,
                                                                 Wilshire Associates Inc. (1991 to
                                                                 2000)

------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
                                                                                                         NUMBER OF
                                                                                                        PORTFOLIOS
                                                  TERM OF                                                IN FUND          OTHER
                                 POSITION(S)     OFFICE AND                                              COMPLEX      DIRECTORSHIPS
                                  HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN       HELD BY
NAME AND AGE                        FUND       TIME SERVED(1)          DURING PAST 5 YEARS              BY DIRECTOR     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Roger A. Formisano, 56            Trustee       Since 2002       Professor of Executive Education,           7         Integrity
                                                                 UW-Madison School of Business;                        Mutual
                                                                 Principal, R.A. Formisano & Company,                  Insurance
                                                                 LLC; Executive Vice President and                     Company
                                                                 Chief Operating Officer, United
                                                                 Wisconsin Services, Inc. (1992-1999)

Cynthia A. Hargadon, 49           Trustee       Since 2004       Senior Consultant, SPG & Associates         7         Wilshire
                                                                 (consulting firm) (since May 2002);                   Mutual
                                                                 President, Potomac Asset Management                   Funds, Inc.
                                                                 (May 2000 to May 2002); Director of                 (5 portfolios);
                                                                 Investments, National Automobile                      Allmerica
                                                                 Dealers Association (July 1998 to                     Investment
                                                                 May 2000)                                             Trust
                                                                                                                     (9 portfolios)

Richard A. Holt, 63(3)            Trustee       Since 1998       Retired; formerly Senior Relationship       7           N/A
                                                                 Manager, Scudder Insurance Asset
                                                                 Management

Harriet A. Russell, 63            Trustee       Since 1996;      Vice President, Cincinnati Board of         7         Greater
                                                Trustee of       Education; President, Greater Cincinnati              Cincinnati
                                                Predecessor      Union; formerly teacher,                              Credit Union
                                                Funds from       Walnut Hills High School                              Board
                                                1974 to 1983
                                                and 1992 to
                                                1996

George J. Zock, 54                Trustee and   Since 1996;      Consultant, Horace Mann Service             7
                                  Chairman      Trustee of       Corporation; formerly Executive
                                                Predecessor      Vice President, Horace Mann Life
                                                Funds from       Insurance Company and Horace Mann
                                                1995 to 1996     Service Corporation (1997 to 2003);
                                                                 formerly held positions with Horace
                                                                 Mann Educators Corporation and its
                                                                 subsidiaries

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
                                                                                                           NUMBER OF
                                                                                                          PORTFOLIOS
                                                  TERM OF                                                  IN FUND        OTHER
                               POSITION(S)       OFFICE AND                                                COMPLEX     DIRECTORSHIPS
                                HELD WITH        LENGTH OF             PRINCIPAL OCCUPATION(S)             OVERSEEN      HELD BY
NAME AND AGE                       FUND        TIME SERVED(1)            DURING PAST 5 YEARS              BY DIRECTOR    DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Napoli, Jr., 52(2)   President       Since 2004     Managing Director, Wilshire Associates          7
                                              (resigned as of  Inc. (since 2003 -- resigned as of January
                                                January 13,    13, 2005); Investment Adviser,
                                                    2005)      A.G. Edwards (2001 to 2003); Vice
                                                               President, Wilshire Associates Inc.
                                                               (1991 to 2000)

Alex Chaloff, 33              Vice President,   Since 2004     Vice President (since 2002) and Senior          7
                              Treasurer, and                   Associate (2001 to 2002) Wilshire
                              Chief Financial                  Associates Inc.; Director of Product
                              Officer                          Development, Investec Asset
                                                               Management (2000 to 2001); Client
                                                               Manager (1997 to 1999) and Accounting
                                                               Supervisor and Manager (1994 to 1997),
                                                               Investors Bank & Trust Company

Helen Thompson, 37            Secretary and     Since 2004     Vice President, Wilshire Associates Inc.        7
                              Chief                            (since 2003); Associate Director, First
                              Compliance                       Quadrant, L.P. (2001 to 2003); Chief
                              Officer                          Investment Accountant, Financial
                                                               Controller, Company Secretary, Associate
                                                               Director, Compliance Officer
                                                               (1996 to 2001), First Quadrant Limited

(1) Each Trustee serves until the next shareholders' meeting (and until the election and qualification of a successor), or until death, resignation, removal (as provided in the Trustee's Declaration of Trust) or retirement which takes effect no later than the May 1 following his or her 70th birthday. Officers are elected by the Board of Trustees on an annual basis to serve until their successors are elected and qualified.
(2) Mr. Napoli is an interested Trustee of the Trust due to his position with the Adviser.
(3) Mr. Holt employs Bernstein Investment Research and Management Unit of Alliance Capital Management L.P., subadviser to the Equity Fund and the Socially Responsible Fund, to manage assets that he controls.

The Statement of Additional Information for the Wilshire Variable Insurance includes additional information about the Trustees and is available without charge by calling 1-888-200-6796.

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT


PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 999-1030 (toll-free) and on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 999-1030 (toll-free) and on the SEC's website at http://www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULES

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.


SHAREHOLDER VOTING RESULTS
(UNAUDITED)

On September 15, 2004, a special shareholder meeting was held. Shareholders of record on July 30, 2004, were entitled to vote on the proposals described below:


1.   To elect a Board of Directors as follows:

 DIRECTOR                                 VOTES FOR          VOTES WITHHELD
 --------------------------------------------------------------------------
 Michael J. Napoli, Jr                   62,436,289             2,692,059
 Roger A. Formisano                      62,636,321             2,492,028
 Cynthia A. Hargadon                     62,637,196             2,491,152
 Richard A. Holt                         62,668,636             2,459,712
 Harriet A. Russell                      62,704,643             2,423,706
 George J. Zock                          62,577,971             2,550,377

2. To approve an amendment to the investment advisory agreement between each of the Funds and Wilshire Associates Incorporated as follows:

                                   VOTES FOR     VOTES AGAINST     VOTES ABSTAIN
 -------------------------------------------------------------------------------
 Balanced Fund                    14,218,535         758,050           324,681
 Equity Fund                      23,737,246       1,578,905           589,110
 Income Fund                       9,554,382         300,364           368,834
 International Equity Fund         3,238,499          61,021            16,848
 Short Term Fund                     301,280          11,910             1,119
 Small Cap Growth Fund             4,663,678          77,645            25,430
 Socially Responsible Fund         4,824,681         337,608           138,522

WILSHIRE VARIABLE INSURANCE TRUST                       2004 FUNDS ANNUAL REPORT


3.   To approve a distribution plan for each Fund as follows:


                                   VOTES FOR     VOTES AGAINST     VOTES ABSTAIN
--------------------------------------------------------------------------------
Balanced Fund                     14,141,116         760,965           399,185
Equity Fund                       23,523,674       1,785,284           596,303
Income Fund                        9,418,713         421,003           383,864
International Equity Fund          3,233,801          63,500            19,067
Short Term Fund                      301,280          11,910             1,119
Small Cap Growth Fund              4,647,096          77,210            42,447
Socially Responsible Fund          4,824,552         334,989           141,270

                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085

                                                                IA-004388 (2/05)

ITEM 2.  CODE OF ETHICS.


As of the end of the period covered by this Form N-CSR, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. During the period covered by this report, the code of ethics was amended in connection with the transfer in sponsorship of the Registrant from the Horace Mann companies to the Registrant's investment adviser (the "Adviser"). The amendments address the Registrant's new covered officers and potential conflicts of interest between the Registrant and the Adviser rather than the Registrant and the Horace Mann companies. The code of ethics was further amended in February 2005 to address changes in the Registrant's principal executive officers. Such code of ethics is filed herewith.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that the Registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Mr. Roger A. Formisano, the Registrant's audit committee financial expert, is "independent" for purposes of Item 3 to Form N-CSR.

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

For the fiscal years ended December 31, 2003 and 2004, KPMG LLP, the Registrant's principal accountant ("KPMG"), has billed or will bill the Registrant, including expenses, $93,380 and $97,060, respectively, for professional services rendered for the audit of the Registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

Audit-Related Fees
------------------

For the fiscal years ended December 31, 2003 and 2004, KPMG did not bill the Registrant for assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and that are not reported above.

Tax Fees
--------

For the fiscal years ended December 31, 2003 and 2004, KPMG has billed or will bill the Registrant $24,500 and $24,500, respectively, for professional services rendered for tax compliance, tax advice, tax planning and tax training. Such services consisted of quarterly diversification review, annual distribution review and tax return review. For engagements with KPMG entered into on or after May 6, 2003, the Audit Committee pre-approved all tax services that KPMG provided to the Registrant.

For engagements that Wilshire Associates, Incorporated, the Registrant's investment adviser ("Wilshire"), entered into with KPMG on or after May 6, 2003, KPMG provided no tax services to Wilshire that were for engagements directly related to the Registrant's operations and financial reporting.

All Other Fees
--------------

For the fiscal years ended December 31, 2003 and 2004, KPMG did not bill the Registrant for products and services other than the services reported above.

Audit Committee Pre-Approval Policies and Procedures
----------------------------------------------------

Pursuant to Registrant's Audit Committee Charter (the "Charter"), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant's investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Non-Audit Fees
--------------

For the fiscal years ended December 31, 2003 and 2004, KPMG has billed or will bill the Registrant $24,500 and $24,500, respectively, in non-audit fees. For the same periods, KPMG has billed or will bill Wilshire $97,599 and $116,651, respectively, in non-audit fees.

The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Wilshire that were not pre-approved pursuant to Rule 2-01 (c) (7) (ii) of Regulation S-X is compatible with maintaining KPMG's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         The Schedules of Investments are included as part of the report to shareholders filed under Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
           MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

         Not applicable.


ITEM 10. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last disclosed such procedures in the proxy statement filed with the SEC on August 13, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

         (a)(1) Code of Ethics is attached hereto.

         (a)(2) Section 302 Certifications are attached hereto.

         (a)(3) Not applicable.

         (b)    Section 906 Certifications are attached hereto.



                                   SIGNATURES




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):     Wilshire Variable Insurance Trust

                  By: /s/ Lawrence E. Davanzo

                  Lawrence E. Davanzo, President  (Chief Executive Officer)

Date:             February 28, 2005

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:               /s/ Lawrence E. Davanzo

                  Lawrence E. Davanzo, President   (Chief Executive Officer)

Date:             February 28, 2005

By:               /s/ Alex Chaloff

                  Alex Chaloff, Treasurer      (Chief Financial Officer)

Date:             February 28, 2005